Registration No. 333-58703                                                      April 27 , 2001

                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C. 20549

                                          Post-Effective Amendment No. 5
                                                        to
                                                     FORM S-6

                                 FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                                      OF SECURITIES OF UNIT INVESTMENT TRUSTS
                                             REGISTERED ON FORM N-8B-2

A.       Exact name of trust:
         American Skandia Life Assurance Corporation Separate Account F

B.       Name of depositor:
         American Skandia Life Assurance Corporation

C.       Complete address of depositor's principal executive offices:
         One Corporate Drive, Shelton, CT 06484

D.       Name and complete address of agent for service:
         Scott K. Richardson, Esq.
         American Skandia Life Assurance Corporation
         One Corporate Drive
         Shelton, CT  06484

         It is proposed that this filing will become effective (check appropriate box)
         [    immediately upon filing pursuant to paragraph (b)
         [X]  on  May 1, 2001  pursuant to paragraph (b)
                 -------------
         [  ]  60 days after filing pursuant to paragraph (a)(1)
         [  ]  on  ________ pursuant to paragraph (a)(1) of rule (485)
         [  ]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

E.       Title and amount of securities being registered:
         Flexible Premium Variable Life Insurance.
         The Registrant elects to register an indefinite number of securities by this registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940.

F.       Proposed maximum aggregate offering price to the public of the securities being registered:

G.       Amount of filing fee:
         None

H.       Approximate date of proposed public offering
         As soon as practicable after the effective date of this Registration Statement.

[  ]  Check box if it is proposed that this filing will become effective on ______________ at ____________
pursuant to Rule 487.

                                         RECONCILIATION AND TIE BETWEEN
                                            FORM N-8B-2 AND PROSPECTUS

ITEM NO. OF
FORM N-8B-2                CAPTION IN PROSPECTUS

1.       Face page

2.       Face page

3.       Not applicable

4.       Distribution of this Offering

5.       The Separate Account

6.       The Separate Account

7.       Not Applicable

8.       Not Applicable

9.       Legal Proceedings

10.      Face page; Variable Investment Options; The Separate Account; Voting; Modification of the Separate
                           Account; Additional Tax Considerations; Loans; Partial Withdrawals; Surrenders;
                           Transfers and Allocation Services; Safekeeping of the Assets

11.      Face page; Variable Investment Options

12.      Face page; Variable Investment Options

13.      Costs; Variable Investment Options; Taxes; Additional Tax Considerations

14.      Buying a Policy - How do I buy a Policy?

15.      Account Value and Cash Value; Buying a Policy - How and When is my Premium Invested?

16.      Buying a Policy - How and When is my Initial Premium Invested?  Variable Investment Options

17.      Partial Withdrawals; Surrenders; Reinstatement; Account Value and Cash Value; Buying a Policy; Pricing
                           Transactions

18.      Account Value and Cash Value; Variable Investment Options; The Separate Account; Safekeeping of the
                           Assets

19.      Reports

20.      Voting; Safekeeping of the Assets

21.      Loans

22.      Not applicable

23.      Safekeeping of the Assets

24.      Not applicable

25.      Regulation; The Insurance Company

26.      Not applicable

27.      The Insurance Company

28.      Executive Officers and Directors

29.      The Insurance Company

30.      Not applicable

31.      Not applicable

32.      Not applicable

33.      Not applicable

34.      Not applicable

35.      The Insurance Company; Regulation

36.      Not applicable

37.      Not applicable

38.      Distribution of this Offering

39.      Distribution of this Offering

40.      Not applicable

41.      The Insurance Company; Distribution of this Offering

42.      Not applicable

43.      Not applicable

44.      Account Value and Cash Value; Pricing Transactions; Additional Tax Considerations; Net Investment Factor

45.      Not applicable

46.      Account Value and Cash Value; Pricing Transactions; Additional Tax Considerations; Net Investment Factor

47.      Variable Investment Options; The Separate Account

48.      Face Page; The Insurance Company

49.      Not applicable

50.      The Separate Account; Safekeeping of the Assets

51.      Face Page; The Insurance Company; Benefits at the Insured's Death; Designations

52.      Modification of the Separate Account

53.      Additional Tax Considerations

54.      Not applicable

55.      Not applicable

56.      Not applicable

57.      Not applicable

58.      Not applicable

59.      Audited Consolidated Financial Statements of American Skandia Life Assurance Corporate; Financial
                           Statements for American Skandia Life Assurance Corporation Separate Account F

                                                                                         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                                     One Corporate Drive, Shelton, Connecticut 06484

This  Prospectus  describes a flexible  premium  variable life  insurance  policy being offered by American  Skandia Life  Assurance
Corporation  ("we," "our," "us," "American  Skandia," or "the Company"),  One Corporate Drive, P.O. Box 883,  Shelton,  Connecticut,
06484.  The policy may be offered as individual  coverage or as an interest in a group policy.  This Prospectus  provides a detailed discussion  of matters you should  consider  before  buying a policy.  This policy or certain of its  investment  options may not be available  in all  jurisdictions.  Various  rights and benefits  may differ  between  jurisdictions  to meet  applicable  law and/or regulations.  In particular,  please refer to Appendix G for a description of certain  provisions that apply to Policies sold to New
Jersey residents.

What is American  Skandia  offering?  We are offering a type of cash value life insurance  called  "flexible  premium  variable life insurance."  Each of these terms can be explained as follows:
|X|   The coverage is called  "life  insurance"  because a death  benefit  becomes  payable to a  beneficiary  upon the death of the insured person (if there is a second insured,  the death benefit is payable upon the death of the last surviving  insured).  It is "cash value" life insurance  because,  in addition to a death benefit,  it also provides living benefits for the owner, such as the right to take withdrawals and the right to take loans using the value of the policy as collateral.

|X|   The coverage is "flexible  premium"  because it offers  considerable  flexibility in the timing and amount of premium payments after the initial  premium.  No  additional  premium  must be paid unless it is  required to pay the ongoing  monthly  charges.
     However,  there is a minimum amount we accept, both for initial and subsequent  premiums.  There is also a maximum total amount you can pay.  In order to achieve  certain  beneficial  tax  treatment  for  withdrawals  and loans,  you may need to limit the amounts you pay. If you pay the maximum allowable amount,  you may not be able to pay any additional  premiums without applying for additional insurance.

|X|   The coverage is "variable" because you can allocate all or part of your premium to variable  investment options that invest in an underlying  mutual fund or a portfolio of an underlying  mutual fund. The variable  investment  options are  sub-accounts of
     American  Skandia Life  Assurance  Corporation  Separate  Account F ("Account  F"). The  following  underlying  mutual funds or portfolios of the following  underlying mutual funds are currently being offered:  American Skandia Trust,  Montgomery Variable
     Series, Rydex Variable Trust,  INVESCO Variable Investment Funds, Inc.,  Evergreen Variable Annuity Trust,  ProFunds VP and The
     Prudential  Series  Fund,  Inc.  The  available  portfolios  of these  underlying  mutual  funds  are  listed  on page 20.  The performance of the variable  investment options is not guaranteed.  You bear the investment risk if you allocate funds to these investment  options because the  performance of these  investment  options can decrease or increase.  This can impact the death benefit and the cash value of the Policy.

|X|   The  coverage  also allows you to allocate  all or part of your  premiums to a fixed option to which we credit a fixed rate of interest.  We guarantee the rate of return on this option.  These  obligations  are supported by our general  account.  We bear the investment risk if you allocate funds to this option.

|X|   The  Policy  has a limited  amount of  liquidity  during  the first ten (10)  years.  During  that  period,  you can only make withdrawals under certain  medically-related  circumstances or from premium amounts made in excess of certain limits.  However, you can access a portion of the policy's value through  policy loans using a portion of its value as collateral.  Assuming that the policy is not treated as a MEC, policy loans receive  favorable tax treatment.  Policy loans are currently  available at no net cost.  Loans can have an impact on benefits that can be positive or negative.

The variable life insurance  policy  described in this Prospectus is not a deposit of or guaranteed by, any bank or bank subsidiary, and is not insured by the Federal Deposit  Insurance  Corporation,  the Federal  Reserve Board,  or any other agency.  The Policy is subject to investment risks, including the possible loss of the principal amount invested.
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THESE  SECURITIES  HAVE NOT BEEN  APPROVED  OR  DISAPPROVED  BY THE  SECURITIES  AND  EXCHANGE  COMMISSION  OR ANY STATE  SECURITIES
COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES  COMMISSION  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION  TO THE CONTRARY IS A CRIMINAL OFFENSE.  PLEASE READ THIS PROSPECTUS AND THE CURRENT  PROSPECTUSES FOR THE UNDERLYING
FUNDS.  KEEP IT FOR FUTURE REFERENCE.
------------------------------------------------------------------------------------------------------------------------------------
FPVLI-PROS (05/2001)                CALL 1-800-752-6342 FOR FURTHER INFORMATION            Prospectus Dated: May 1, 2001

|X|   Depending on the timing and amount of your premium payments,  the Policy may be treated as a modified  endowment  contract (or
     MEC). We evaluate your policy  according to the "7-pay test" under the Internal  Revenue Code (the "Code"),  which compares the amount of  premiums  paid to the amount of  insurance  purchased.  If your policy  "passes"  the "7-pay  test",  it will not be treated as a MEC. As a non-MEC,  partial  withdrawals  or loans you take from the policy will receive  favorable tax treatment.
     If your policy does not pass the "7-pay test" at any time,  it will be treated as a MEC and will not be entitled to some of the beneficial tax treatment given to a non-MEC policy.

                                                            DEFINITIONS

The following are key terms used in this Prospectus.  Other terms are defined in this Prospectus as they appear.

ACCOUNT VALUE is the value of your allocation to each Sub-account and any Fixed  Allocation,  plus any earnings and less any losses, distributions and charges thereon,  plus the value of any amounts in the Loan Account,  plus any earnings and less any distributions and  charges  thereon,  all  before  assessment  of any  contingent  deferred  sales  charge or Debt.  Account  Value is  determined separately  for each  Sub-account  and each Fixed  Allocation,  as well as for any amounts in the Loan Account,  and then totaled to determine the Account Value of your entire Policy.

AGE is the age of an Insured for purposes of this Policy.  Initially,  and for the first  Policy Year,  it is the age last  birthday of an Insured as of the Policy Date.  In each  following  Policy Year, it is the age last birthday of an Insured as of the preceding
Policy Anniversary.  If there is more than one Insured, it is the age of the younger Insured.

APPLICATION is the form or combination of forms you must submit to apply for a Policy.  If there are two Insureds,  the  Application must be completed for both Insureds.

ASSESSABLE  PREMIUM is the portion of Premiums paid against which we assess any applicable  contingent  deferred sales charge upon a surrender of the Policy.

BENEFICIARY is a person or entity you designate for us to pay any Death Proceeds.  Unless otherwise  specified,  Beneficiary  refers to all persons or entities so designated.

CASH VALUE is the Account Value less any contingent deferred sales charge, less any unpaid charges and Debt.

CASH VALUE CREDITS are amounts we credit to your Account Value.  We credit these amounts if your total Cash Value on a Policy
Anniversary equals or exceeds a Cash Value trigger.

CODE is the Internal Revenue Code of 1986, as amended from time to time, and the regulations thereunder.

DEATH BENEFIT is the amount  payable as a result of an Insured's  death before any reduction due to Debt and any unpaid  charges due and before  addition of any  interest  due  pursuant to law. If there is a second  Insured,  the Death  Benefit is payable  upon the death of the last surviving Insured.

DEATH  PROCEEDS  equals the Death  Benefit  less any  reduction  due to Debt and any unpaid  charges  due and after  addition of any interest due pursuant to law.

DEBT is the total of any outstanding loan and loan interest.

EXCHANGE  POLICY is a Policy  purchased as part of an exchange of life insurance  policies that does not incur any current  taxation pursuant to Section 1035 of the Code or any  successor  provision  into which the surrender  value of one or more prior  policies is contributed to the Policy in conjunction with such exchange.

EXEMPT  PREMIUM is the portion of Premiums paid against which we do not assess any  contingent  deferred sales charge upon surrender or withdrawal and the amount of any loans we establish in conjunction with your purchase of an Exchange Policy.

FIXED ALLOCATION is an allocation of Account Value to our general account that is credited a fixed rate of interest.

GUARANTEED  MINIMUM  DEATH  BENEFIT is the minimum  amount we guarantee  is payable as a result of the  Insured's  death,  before we assess any unpaid  charges due and any reduction for Debt.  However,  this benefit does not apply once the Insured  reaches Age 100, or if there are two Insureds,  when the younger  Insured  reaches Age 100 or would have reached that Age if the younger Insured dies before the older Insured.

IN WRITING is in a written  form, in a manner we accept,  that is  satisfactory  to us and filed at our Office.  We retain the right to  specifically  agree in  advance  to accept  communication  regarding  a specific  matter by  telephone  or by some other form of electronic transmission, in a manner we prescribe.

INSURED is the  person(s)  upon whose life  coverage is issued and as a result of whose death the Death  Proceeds  are  payable.  If there is more than one Insured, Insured means the last surviving Insured, unless otherwise stated.

ISSUE DATE is the date we issue your Policy.

LOAN ACCOUNT is where we maintain Account Value as collateral for a loan to you from us.

MAXIMUM  ANNUAL  ASSESSABLE  PREMIUM is the maximum  amount of Premium  against which we will assess any  contingent  deferred sales charge upon  surrender of the Policy.  We do not assess any contingent  deferred sales charge upon surrender  against any portion of the Premium you pay that exceeds the maximum amount for that Policy Year.

MEC is a modified  endowment contract as defined in Section 7702A of the Code or any successor  provision thereto.  Whether a Policy is a "MEC" or a "non-MEC"  depends on whether the Policy  satisfies the "7-pay test",  a test outlined in the Code that compares the amount of premiums paid to the amount of insurance purchased.

MEC THRESHOLD AMOUNT is the annual level amount of Premium which, if exceeded, would cause the Policy to become a MEC.

MINIMUM  REQUIRED  DEATH BENEFIT is the minimum amount due as a result of the Insured's  death  pursuant to the  applicable  test we apply in accordance with the Code, prior to any reduction for Debt.

MONTHLY  PROCESSING  DAY/DATE is the  Valuation  Day each month when we deduct  charges from the Account  Value.  The first  Monthly
Processing  Date is the Policy Date.  After that, the Monthly  Processing  Dates generally occur on the same day of the month as the
Policy Date. If the Monthly  Processing  Date occurs on a day that is not a Valuation  Day, the Monthly  Processing  Date that month will be the next Valuation Day.

NET AMOUNT AT RISK is the difference  between the Death Benefit and the Account  Value.  We use a formula when  calculating  the Net
Amount at Risk as part of determining the monthly cost of insurance charge.

NET PREMIUM is a Premium less the deduction for premium taxes,  "DAC" taxes and any amount  deductible  from Premium for an optional additional benefit should you elect such benefits.

OFFICE is our  administrative  office:  American  Skandia Life Assurance  Corporation,  P.O. Box 290698,  Wethersfield,  Connecticut
06129-0698.

OWNER is  either an entity or  person  who may  exercise  the  ownership  rights  provided  by a Policy.  If we issue a  certificate representing  interests in a group life insurance policy,  the rights,  benefits,  and requirements of and the events relating to an
Owner,  as described in this  Prospectus,  will be your rights as  participant  in such group policy.  Unless later  changed,  Owner refers to all persons or entities designated as such in your Policy.

POLICY is the insurance  contract or  certificate we issue as evidence of our commitment to pay the Death Proceeds upon the death of the Insured.

POLICY ANNIVERSARY is the anniversary of the Policy Date.

POLICY DATE is the effective date of your Policy.

POLICY MONTH is the period from one Monthly Processing Day to the next.

POLICY YEARS are continuous 12-month periods that begin on the Policy Date and each Policy Anniversary thereafter.

PORTFOLIO is a portfolio of an underlying mutual fund.

PREMIUM is each  consideration  you give to us for the rights,  privileges and benefits provided by a Policy according to its terms.
This includes Premium paid as of the Policy Date, as shown in the Policy, and any additional consideration we choose to accept.

SEPARATE  ACCOUNT is our separate  account to which we allocate  assets in relation to our  obligations  for  benefits  based on the variable investment options.  American Skandia Life Assurance  Corporation  Separate Account F (also referred to as Separate Account
F) is the separate account utilized for the Policy.

SPECIFIED AMOUNT is a measure we use in determining the Death Benefit.

SUB-ACCOUNT is a division of the Separate Account.

UNIT is a measure used to calculate Account Value in a Sub-account.

UNIT PRICE is used for calculating:  (a) the number of Units allocated to a Sub-account;  and (b) the value of transactions  into or out of a Sub-account  or benefits  based on Account Value in a  Sub-account.  Each  Sub-account  has its own Unit Price,  which will vary each Valuation Period to reflect the investment experience of that Sub-account.

VALUATION  DAY/DATE is every day the New York Stock  Exchange is open for trading or any other day that the  Securities and Exchange
Commission requires mutual funds or unit investment trusts to be valued.

VALUATION PERIOD is the period of time between the close of business of the New York Stock Exchange on successive Valuation Days.

"we," "us,"  "our," "American Skandia," or "the Company" means American Skandia Life Assurance Corporation.

"you" or "your" means the Owner.

                                                          SUMMARY OF COSTS

The following is a summary of the cost of the Policies  being offered,  or, in the case of costs that vary from Policy to Policy,  a short description of how such costs are determined.  All of these costs are described in more detail within this Prospectus.

----------------------------------- -------------------------------------------------------------------- -------------------------------
               COST                                          AMOUNT DEDUCTED/                                    WHEN DEDUCTED
                                    -------------------------------------------------------------------
                                                            DESCRIPTION OF COST
----------------------------------- -------------------------------------------------------------------- -------------------------------
----------------------------------- -------------------------------------------------------------------- -------------------------------
Premium Tax                                        Generally from 0% to 3.5% of Premium                    From each Premium payment
----------------------------------- -------------------------------------------------------------------- -------------------------------
----------------------------------- -------------------------------------------------------------------- -------------------------------
"DAC" Tax                                                    1.15% of Premium                              From each Premium payment
----------------------------------- -------------------------------------------------------------------- -------------------------------
----------------------------------- -------------------------------------------------------------------- -------------------------------
Mortality & Expense Risk Charge               0.90% per year of the value of each Sub-account                        Daily
----------------------------------- -------------------------------------------------------------------- -------------------------------
----------------------------------- -------------------------------------------------------------------- -------------------------------
Administration Charge                         0.25% per year of the value of each Sub-account                        Daily
----------------------------------- -------------------------------------------------------------------- -------------------------------
----------------------------------- -------------------------------------------------------------------- -------------------------------
Cost of Insurance                   Charge varies depending on a number of factors,  including, Age (at             Monthly
                                    issue),  gender  (where  permitted),  tobacco  usage class and risk
(See  Appendix  B for  information  class of each  Insured.  The  charge is  assessed  as an amount per  (Pro-rata  from  the  variable on  guaranteed  cost of  insurance  $1,000 of Net Amount at Risk plus a $12 monthly  fee.  The rate per  and fixed  investment  options
rates   and    Appendix    C   for  $1,000 of Net Amount at Risk generally  increases as the Insured(s)  in which you maintain  Account information  on  current  cost  of  age(s).  Current Cost of Insurance  rates can be changed during the  Value)
insurance rates.)                   life of a Policy, but are subject to guaranteed maximum charges.

----------------------------------- -------------------------------------------------------------------- -------------------------------
----------------------------------- -------------------------------------------------------------------- -------------------------------
Sales Charge                                        0.40% per year of the Account Value                  Monthly for the 1st 10 Policy
                                                                                                                     Years
----------------------------------- -------------------------------------------------------------------- -------------------------------
----------------------------------- ----- ------ ----- ----- ----- ------ ----- ----- ----- ------ ----- -------------------------------
Contingent Deferred Sales Charge    Yr      1     2     3     4      5     6     7     8      9     10           Upon Surrender

                                                                                                          (Policy Years 1 through 10)

----------------------------------- ----- ------ ----- ----- ----- ------ ----- ----- ----- ------ -----
----------------------------------- ----- ------ ----- ----- ----- ------ ----- ----- ----- ------ ----- -------------------------------
                                     %     10     9     8     7      6     5     4     3      2     1
----------------------------------- ----- ------ ----- ----- ----- ------ ----- ----- ----- ------ -----
----------------------------------- -------------------------------------------------------------------- -------------------------------
                                    Contingent   Deferred  Sales  Charges  are  only  assessed  against
                                    Assessable   Premium.   No  Contingent  Deferred  Sales  Charge  is
                                    assessed against Exempt Premium.
----------------------------------- -------------------------------------------------------------------- -------------------------------
----------------------------------- -------------------------------------------------------------------- -------------------------------

Transfer Fee                                                      $10.00                                  After the 20th transfer each
                                                                                                                  Policy Year

----------------------------------- -------------------------------------------------------------------- -------------------------------
----------------------------------- -------------------------------------------------------------------- -------------------------------
Partial Withdrawal Transaction Fee                                $25.00                                    Upon Partial Withdrawal
----------------------------------- -------------------------------------------------------------------- -------------------------------

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                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------
Below are the  investment  management  fees,  other  expenses,  and the total annual  expenses for each Portfolio as of December 31,
2000,  except as noted.  The total annual  expenses  are the sum of the  investment  management  fee,  other  expenses and any 12b-1 fees.  Each figure is stated as a  percentage  of the  Portfolio's  average  daily net  assets.  For  certain of the  Portfolios,  a portion of the  management  fee is being waived  and/or other  expenses are being  partially  reimbursed.  "N/A"  indicates  that no portion of the management fee and/or other expenses is being waived and/or  reimbursed.  Any footnotes  about expenses  appear after the list of all the  Portfolios.  Those  Portfolios  whose name includes the prefix "AST" are portfolios of American  Skandia Trust.
The Portfolio  information  was provided by the Portfolios and has not been  independently  verified by us. See the  prospectuses or statements of additional  information  of the  Portfolios for further  details.  The current  prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-800-752-6342.

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other            12b-1      Total Annual   Fee          Net
                                                       Fees         Expenses        Fees        Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Fund
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

American Skandia Trust:  (2)
  AST Founders Passport                               1.00%          0.38%          0.00%         1.38%          N/A         1.38%
  AST Scudder Japan (3)                               1.00%          1.78%          0.00%         2.78%         1.03%        1.75%
  AST AIM International Equity                        0.86%          0.24%          0.06%         1.16%          N/A         1.16%
  AST Janus Overseas Growth                           1.00%          0.18%          0.01%         1.19%          N/A         1.19%
  AST American Century International Growth           1.00%          0.27%          0.00%         1.27%          N/A         1.27%
  AST American Century International Growth II        1.00%          0.26%          0.00%         1.26%          N/A         1.26%
  AST MFS Global Equity                               1.00%          0.87%          0.00%         1.87%         0.12%        1.75%
  AST Janus Small-Cap Growth                          0.90%          0.16%          0.01%         1.07%          N/A         1.07%
  AST Scudder Small-Cap Growth                        0.95%          0.16%          0.02%         1.13%          N/A         1.13%
  AST Federated Aggressive Growth (3)                 0.95%          6.27%          0.00%         7.22%         5.87%        1.35%
  AST Goldman Sachs Small-Cap Value                   0.95%          0.20%          0.00%         1.15%          N/A         1.15%
  AST Gabelli Small-Cap Value                         0.90%          0.21%          0.01%         1.12%          N/A         1.12%
  AST Janus Mid-Cap Growth                            1.00%          0.28%          0.00%         1.28%          N/A         1.28%
  AST Neuberger Berman Mid-Cap Growth                 0.90%          0.16%          0.03%         1.09%          N/A         1.09%
  AST Neuberger Berman Mid-Cap Value                  0.90%          0.18%          0.16%         1.24%          N/A         1.24%
  AST Alger All-Cap Growth                            0.95%          0.24%          0.05%         1.24%          N/A         1.24%
  AST Gabelli All-Cap Value (3)                       0.95%          0.64%          0.00%         1.59%         0.14%        1.45%
  AST Kinetics Internet (3)                           1.00%          4.34%          0.00%         5.34%         3.94%        1.40%
  AST T. Rowe Price Natural Resources                 0.90%          0.24%          0.06%         1.20%          N/A         1.20%
  AST Alliance Growth                                 0.90%          0.19%          0.07%         1.16%          N/A         1.16%
  AST MFS Growth                                      0.90%          0.30%          0.00%         1.20%          N/A         1.20%
  AST Marsico Capital Growth                          0.90%          0.14%          0.02%         1.06%         0.02%        1.04%
  AST JanCap Growth                                   0.90%          0.13%          0.01%         1.04%         0.04%        1.00%
  AST Janus Strategic Value (3)                       1.00%          1.41%          0.00%         2.41%         1.06%        1.35%
  AST Alliance/Bernstein Growth + Value (4)           0.90%          0.24%          0.03%         1.17%          N/A         1.17%
  AST Sanford Bernstein Core Value (4)                0.75%          0.24%          0.03%         1.02%          N/A         1.02%
  AST Cohen & Steers Realty                           1.00%          0.22%          0.06%         1.28%          N/A         1.28%
  AST Sanford Bernstein Managed Index 500             0.60%          0.16%          0.02%         0.78%          N/A         0.78%
  AST American Century Income & Growth                0.75%          0.19%          0.00%         0.94%          N/A         0.94%
  AST Alliance Growth and Income                      0.75%          0.15%          0.16%         1.06%         0.01%        1.05%
  AST MFS Growth with Income                          0.90%          0.33%          0.00%         1.23%          N/A         1.23%
  AST INVESCO Equity Income                           0.75%          0.17%          0.03%         0.95%         0.01%        0.94%
  AST AIM Balanced                                    0.73%          0.22%          0.00%         0.95%          N/A         0.95%
  AST American Century Strategic Balanced             0.85%          0.25%          0.00%         1.10%          N/A         1.10%
  AST T. Rowe Price Asset Allocation                  0.85%          0.23%          0.00%         1.08%          N/A         1.08%
  AST T. Rowe Price Global Bond                       0.80%          0.32%          0.00%         1.12%          N/A         1.12%
  AST Federated High Yield                            0.75%          0.21%          0.00%         0.96%          N/A         0.96%
  AST Lord Abbett Bond-Debenture (3)                  0.80%          2.27%          0.00%         3.07%         1.87%        1.20%
  AST PIMCO Total Return Bond                         0.65%          0.17%          0.00%         0.82%          N/A         0.82%
  AST PIMCO Limited Maturity Bond                     0.65%          0.22%          0.00%         0.87%          N/A         0.87%
  AST Money Market                                    0.50%          0.15%          0.00%         0.65%         0.05%        0.60%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other          Estimated    Total Annual   Fee          Net
                                                       Fees         Expenses    Distribution    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                               and Service    Operating    and           Fund
                                                                                   (12b-1)       Expenses    Expense       Operating
                                                                                  Fees (1)                   Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

Montgomery Variable Series:
  Emerging Markets                                    1.25%          0.56%           0.00%        1.81%         0.25%        1.56%

Rydex Variable Trust:
  Nova                                                 0.75%         0.67%           0.00%         1.42%          N/A         1.42%
  Ursa                                                0.90%          0.69%           0.00%        1.59%          N/A         1.59%
  OTC                                                 0.75%          0.71%           0.00%        1.46%          N/A         1.46%

INVESCO Variable Investment Funds, Inc.:
  Technology                                           0.72%         0.30%           0.00%         1.02%          N/A         1.02%
  Health Sciences                                      0.75%         0.32%           0.00%         1.07%          N/A         1.07%
  Financial Services                                   0.75%         0.34%           0.00%         1.09%          N/A         1.09%
  Telecommunications                                   0.75%         0.31%           0.00%         1.06%          N/A         1.06%
  Dynamics                                             0.75%         0.34%           0.00%         1.09%          N/A         1.09%

Evergreen Variable Annuity Trust:
  Global Leaders                                       0.87%         0.29%           0.00%         1.16%         0.15%        1.01%
  Omega                                                0.52%         0.16%           0.00%         0.68%          N/A         0.68%
  Special Equity                                       0.92%         0.25%           0.00%         1.17%         0.13%        1.04%

ProFund VP:
  Europe 30                                            0.75%         0.75%           0.25%         1.75%          N/A         1.75%
  UltraSmall-Cap                                       0.75%         1.34%           0.25%         2.34%         0.29%        2.05%
  UltraOTC                                             0.75%         0.75%           0.25%         1.75%          N/A         1.75%
  OTC (5)                                              0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  Bear (5)                                             0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  Bull Plus (5)                                        0.75%         0.95%           0.25%         1.95%          N/A         1.95%

The Prudential Series Fund, Inc.:
  SP Jennison International Growth (6)                0.85%          0.60%          0.25%         1.70%         0.06%        1.70%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

1     The Investment  Manager of American  Skandia Trust has agreed to reimburse  and/or waive fees for certain  Portfolios until at least April 30, 2002. The caption "Total Annual Fund Operating  Expenses"  reflects the  Portfolios'  fees and expenses  before such waivers and  reimbursements,  while the caption "Net Annual Fund Operating  Expenses"  reflects the effect of such waivers and reimbursements.
2     American Skandia Trust (the "Trust") adopted a Distribution Plan (the "Distribution  Plan") under Rule 12b-1 of the Investment
     Company Act of 1940 to permit an affiliate of the Trust's  Investment  Manager to receive  brokerage  commissions in connection with  purchases and sales of securities  held by Portfolios of the Trust,  and to use these  commissions to promote the sale of shares of such Portfolios.  While the brokerage  commission  rates and amounts paid by the various  Portfolios are not expected to increase as a result of the Distribution  Plan, the staff of the Securities and Exchange  Commission takes the position that commission  amounts received under the Distribution  Plan should be reflected as distribution  expenses of the Portfolios.  The
     Distribution  Fee estimates are derived and annualized from data regarding  commission  amounts directed to the affiliate under the  Distribution  Plan for the fiscal year ended December 31, 2000.  Although there are no maximum amounts  allowable,  actual commission  amounts directed under the  Distribution  Plan will vary and the amounts directed during the first full fiscal year of the Plan's operations may differ substantially from the annualized amounts listed in the above chart.
3     These  Portfolios  commenced  operations on October 23, 2000.  "Other  Expenses" and "12b-1 Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2001.
4     These Portfolios  commenced  operations on May 1, 2001. "Other Expenses" and "12b-1 Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2001.
5     These  Portfolios  commenced  operations on January 22, 2001.  "Other  Expenses" and "12b-1 Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2001.
6     This Portfolio  commenced  operations on April 15, 2001.  "Other Expenses" are based on estimated  amounts for the fiscal year ending December 31, 2001 and include a 0.15%  Administration  Fee. The 0.06% fee waiver and expense  reimbursement is currently in effect but may be eliminated.  Therefore,  the Expense Examples reflect the Total Annual Portfolio Operating  Expenses,  not the Net Annual Portfolio Operating Expenses.

                                                    DESCRIPTION OF THE OFFERING

This Policy is  described  using a  "question  and answer"  format that  assumes  you,  the  prospective  purchaser,  are asking the questions.  The paragraphs are numbered for your convenience.

                                                             PURCHASERS

[1]   Who should buy this  Policy?  Life  insurance  can be bought to meet a number of needs of  individuals  or  entities,  such as corporations  or trusts.  Different  types of life insurance are designed to address  certain needs more than others.  This
         Policy may be appropriate  for a number of persons or entities,  but it may be especially  useful for persons  addressing a range of estate  planning needs who also may need access to some or all of the Cash Value to meet  supplemental  retirement income needs or for emergency  expenses.  For estate tax  purposes,  purchasers  may want to consider  placing this type of coverage  in a trust or  transferring  ownership  of the  Policy  in an  effort to remove  the  asset  from  their  estate, particularly  if, at any point,  the purchaser  believes the Cash Value may not be needed as a resource for other purposes.
         This  Policy may also be useful  for  persons  seeking  to make a sizable  donation  to a charity  or  eligible  non-profit organization,  where  the  charity  is named  both  Owner  and  Beneficiary  of the  Policy,  and the donor is named as the
         Insured.  You should carefully evaluate with your financial  representative  whether this Policy is right for your specific needs in light of your entire  situation and your personal and financial  goals.  In  particular,  you should  evaluate the advantages  and  disadvantages  of replacing any existing life insurance or annuity  coverage with this Policy.  If you are seeking  specific tax  consequences,  you should  consult with a competent tax advisor as to whether and how your goals may best be achieved.  These  policies may not be an  appropriate  investment if purchased  within a retirement  plan qualified under the Code.  You should  consult a competent tax advisor or financial  professional  about using these policies in such plans.

------------------------------------------------------------------------------------------------------------------------------------
American  Skandia  offers several  different  types of variable life insurance  policies  which your financial  professional  may be authorized  to offer to you.  Each of these  policies can be structured  to address a particular  life  insurance  need that you may have.  The features,  benefits and charges may differ to some degree  between each policy we offer.  Some of these  differences  can affect the amount of your death  benefit,  the degree to which you can access  some of the  policy's  Cash Value  through  loans and withdrawals  and the charges that you will be subject to if you choose to surrender  the policy.  The  compensation  that we pay for sales of these policies may also differ.
------------------------------------------------------------------------------------------------------------------------------------

                                                  BENEFITS AT THE INSURED'S DEATH

[2]   What benefits are due as a result of the Insured's  death?  The benefits due as a result of the Insured's  death are the Death
         Proceeds.  If there are joint Insureds,  the benefits are due as a result of the death of the last surviving  Insured.  The
         Death Proceeds are based on the Death Benefit as of the date we receive all our  requirements  for paying a death claim and are satisfied  that the death claim can be paid.  These  requirements  include,  but are not limited to, receipt of a valid death certificate and information we need to make payments to all Beneficiaries.

         We determine the Death Proceeds by first  subtracting  any Debt and any unpaid charges due from the Death Benefit.  We then add any interest amount required by law.  The Death Benefit will not be less than the Cash Value at any time.

[3]   What is the Death Benefit?  The Death Benefit is the greatest of the Basic Death Benefit,  the Minimum  Required Death Benefit
         and the Guaranteed Minimum Death Benefit, each are described in more detail below.

[4]   What is the Basic Death Benefit?  Do you offer  different Death Benefit  Options?  The Basic Death Benefit depends on which of the two (2) Death Benefit Options you select.  The Death Benefit  Options are Option I (Level) or Option II (Variable),  as
         described  below.  Your choice of Death Benefit Option will produce a different  Basic Death Benefit  calculation as of the
         Policy Date and in the future.

                          ----------------------------- ----------------------------------------------------------------------
                              Death Benefit Option                               BASIC DEATH BENEFIT
                          ----------------------------- ----------------------------------------------------------------------
                          ----------------------------- ----------------------------------------------------------------------
                                   Option I -                                      Specified Amount
                                     LEVEL
                          ----------------------------- ----------------------------------------------------------------------
                          ----------------------------- ----------------------------------------------------------------------
                                  Option II -                           Specified Amount plus the Account Value
                                    VARIABLE
                          ----------------------------- ----------------------------------------------------------------------

[5]   What is the Specified  Amount?  The Specified  Amount is a measuring device we use in determining the Death Benefit before the
         Insured's  Age 100. On your  Application,  you indicate the Specified  Amount you want us to issue for your Policy.  We may issue that amount,  or we may offer to issue a lower Specified  Amount if the Insured(s)  do(es) not qualify for the amount you seek under our  underwriting  rules.  The Specified Amount remains level unless you request an increase or decrease and we agree to such a change.  Under certain  circumstances,  a partial  withdrawal may also reduce the Specified  Amount,  as discussed in the section on Partial Withdrawals.

[6]   What is the Minimum  Required Death Benefit?  The Minimum Required Death Benefit is the minimum amount that must be payable at the Insured's  death,  before  reduction for any Debt, for the Policy to be treated as life  insurance  under the Code. The
         Minimum  Required Death Benefit  changes as the Account Value changes.  We determine the Minimum  Required Death Benefit by multiplying the Account Value by factors that vary by the attained Age, gender (where  permitted),  tobacco usage class and risk class of each  Insured.  When there are joint  Insureds,  the factors used to  determine  the Minimum  Required  Death
         Benefit are based on an actuarial  derivation of the factor  applicable for each Insured.  The gender and risk class of the
         Insured  does not change,  so the only  element that  changes the factors and effects the Minimum  Required  Death  Benefit after the Policy  Date is the aging of the  Insured,  unless the  Insured  applies  for and we agree to a change in tobacco usage class.  The factors we apply to determine the Minimum Required Death Benefit are shown in Appendix A.

[7]   What is the  Guaranteed  Minimum Death Benefit?  The  Guaranteed  Minimum Death Benefit is used to determine the Death Benefit when it is greater than the Basic Death  Benefit,  based on the Death Benefit  Option you chose,  and the Minimum  Required
         Death  Benefit.  There is no Guaranteed  Minimum Death Benefit beyond Age 100 of the Insured,  or if the policy  terminates before the Insured's death.

         The Guaranteed Minimum Death Benefit under the following circumstances are:

|X|   On the Policy Date: the Guaranteed Minimum Death Benefit equals the initial Premium.
      ------------------
|X|   After the Policy  Date and until the first  Policy  Anniversary:  the  Guaranteed  Minimum  Death  Benefit is the total of all
      ---------------------------------------------------------------
              Premiums paid, less any partial withdrawals.
|X|   After the first Policy  Anniversary  but before the "target date":  (the Policy  Anniversary  when the Insured is Age 75), the
      -----------------------------------------------------------------
              Guaranteed Minimum Death Benefit is the higher of the total of all Premiums paid less all partial  withdrawals and the highest  "Anniversary  Value,"  which is the  Account  Value on any Policy  Anniversary  less all  subsequent  partial withdrawals.
|X|   On or after the "target date":  the Guaranteed  Minimum Death Benefit is the higher of the total of all Premiums paid less all
      -----------------------------
              partial  withdrawals and the highest Anniversary Value as of the "target date," less all partial withdrawals after the
              "target date." If there are two Insureds,  the  Guaranteed  Minimum Death Benefit ends based on the Age of the younger
              Insured, or what would have been the age of the younger Insured if the younger Insured predeceases the older Insured.
|X|   If the Insured is Age 75 or older on the Policy Date: the  Guaranteed  Minimum Death Benefit is the total of all Premiums paid
      ----------------------------------------------------
              less all partial withdrawals.
|X|   If the Policy is issued for two (2)  Insureds:  the "target  date" is based on the age of the younger  Insured,  or what would
      ---------------------------------------------
              have been the age of the younger Insured if the younger Insured  predeceases the older Insured.  This also applies if, as of the Policy Date, the younger Insured is younger than Age 75.

[8]   Is there any age limit on the Death  Benefit?  Yes. On a single life Policy,  on or after the Policy  Anniversary  the Insured attains Age 100, the Death Benefit equals the Account  Value.  On a joint life Policy,  on or after the Policy  Anniversary the younger  Insured,  attains or, if that person is  deceased,  would have been,  Age 100,  the Death  Benefit  equals the
         Account Value.

[9]   Does choosing  between Death Benefit Option A and B affect anything other than the Death Benefit?  Yes.  Certain Death Benefit
         Options  may result in higher  monthly  charges.  Choosing  Option A or Option B affects  the Net Amount at Risk which will have an impact on the amount  you pay in cost of  insurance  charges.  Option B  initially  has a higher Net Amount at Risk which  will  result  in a higher  cost of  insurance  charge.  It may  also  have an  impact  on what  you  might  pay upon surrender.  How these  charges  work are  discussed  in more detail below in the section on "Costs." An increase in charges has a negative  impact on the growth of your Account  Value.  A decrease in charges has a positive  impact on the growth of your Account Value.

[10]  Who  chooses  which  option to use?  You  choose  the  option on your  Application  for a Policy.  If you do not elect a Death
         Benefit Option on your  Application we will review the Application to determine if our  underwriting  requirements are met.
         However, we will require you to elect either Death Benefit Option A or B prior to issuing a Policy.

[11]  May I change the Death  Benefit  Option or the  Specified  Amount?  While the Insured is alive,  you may request to change the
         Death Benefit Option or to increase or decrease the Specified Amount to meet changing needs or goals.

         Any change to the Death Benefit Option is subject to our acceptance  and our rules,  which include,  but are not limited to the following:
|X|   Any change must take effect after the first Policy Year.
|X|   We only permit one such change per Policy Year.
|X|   We must receive the request In Writing at our Office.
|X|   We may require satisfactory evidence of insurability for any change that prospectively increases the Net Amount at Risk.
|X|   If evidence of  insurability  is required,  we will not accept the request if the Insured(s) is over our then current  maximum age for issuing a Policy.
|X|   We may require you to sign an  acknowledgment  that you  understand  the impact or  potential  impact of the change on the tax treatment of your Policy,  particularly  if the change results or may result in your Policy  becoming a MEC.  Changing between Death Benefit Option A and B also may have an impact on whether a Policy is treated as a MEC.  Therefore,  you should consult with a competent tax advisor before requesting a change.
|X|   If we grant any such request,  it will take effect on the Monthly  Processing  Day occurring on or  immediately  following the date we agree to such a change.
|X|   On the date the change  takes  effect,  there will be no change in the Death  Benefit.  That means  that,  if you change  from
              Option A to Option B, the Specified Amount will be reduced.

         Any change to the  Specified  Amount is  subject  to our  rules,  which  include,  but are not  limited to the eight  rules outlined above for changing the Death Benefit Option, plus the following additional rules:

|X|   The amount of any increase or decrease may not be less than $5,000.
|X|   The Specified Amount after any decrease may not be less than $50,000 (single life Policy) or $100,000 (joint life Policy).
|X|   No decrease in the  Specified  Amount is  permitted  during the first seven  Policy  Years or during the five  calendar  years subsequent to any increase in Specified Amount.

[12]  What other parts of the Policy are affected if I change the  Specified  Amount?  Increasing  the  Specified  Amount  initially results in a higher Death Benefit,  unless the increased  Specified Amount would then not exceed the Minimum Required Death
         Benefit or the Guaranteed  Minimum Death Benefit.  When the Death Benefit is increased in this way, it initially  increases the Net Amount at Risk, and therefore,  the cost of insurance  charge.  Decreasing the Specified  Amount  generally has the opposite  effects.  Changing the  Specified  Amount  could affect the maximum  Premiums you may pay, as well as the Maximum
         Annual  Assessable  Premium.  Also, if your policy is not deemed to be a MEC,  changing the Specified Amount may affect how much Premium you may subsequently pay without the Policy becoming a MEC.

[13]  How are Death  Proceeds  paid and to whom are they paid?  We pay the Death  Proceeds as a lump sum or in  accordance  with the terms of whatever  settlement options we then make available to Beneficiaries.  Generally,  Beneficiaries can choose a lump sum or one of the  settlement  options  we make  available.  However,  you may  choose  the  method  of  payment  for  your
         Beneficiaries if you notify us In Writing before the Insured's death how you want the Death Proceeds to be paid.

                                                    ACCOUNT VALUE AND CASH VALUE

[14]  What is the Account Value?  The Account Value is the value of a Policy before any deduction for any contingent  deferred sales charge and before any reduction for any Debt. It is the total of the Account Value  allocated to each  Sub-account  and any
         Fixed  Allocations plus any Account Value in the Loan Account.  You may allocate  Account Value to the variable  investment options,  which are each of the Sub-accounts of the Separate Account,  or to Fixed Allocations.  Any portion of the Account
         Value maintained in the Loan Account serves as collateral for outstanding Policy loans.

[15]  How do we determine the Account Value?

         Variable  Investment  Options:  On each  Valuation  Date, the Account Value in any variable  investment  option you utilize
         -----------------------------
         equals the number of Units you then  maintain  in that  investment  option  multiplied  by that  investment  option's  then current  Unit  Price.  When you  allocate  all or a portion of the  Premium to an  investment  option or when you  transfer
         Account  Value into a variable  investment  option,  Units are purchased  using the then current Unit Price.  When you take all or a portion of a  distribution  or benefit  from a variable  investment  option or you transfer  Account  Value from a variable  investment option,  Units are sold at the then current Unit Price in order to fund that distribution,  benefit or transfer.

         Fixed  Allocations:  We credit a fixed rate of interest to Fixed  Allocations.  From time to time we declare interest rates
         ------------------
         applicable  to new Fixed  Allocations.  Any change in interest rate does not affect Fixed  Allocations  that were in effect before  the date of the  change.  If you  make a Fixed  Allocation,  we  credit  the  rate  then in  effect  to that  Fixed
         Allocation  until the next Policy  Anniversary.  Once that Policy  Anniversary is reached,  we credit,  for the next Policy
         Year,  the then current rate  applicable  to new Fixed  Allocations.  This  applies to all your Fixed  Allocations  then in effect.  During  each  subsequent  Policy  Year,  the rate we credit for that Policy Year is the one then in effect for new
         Fixed Allocations.

------------------------------------------------------------------------------------------------------------------------------------
The Policy  offered  pursuant to this  Prospectus  includes  Fixed  Allocations.  These Fixed  Allocations  are not  registered as a security with the Securities  and Exchange  Commission  under either the  Securities  Act of 1933 or the  Investment  Company Act of
1940.  The Fixed  Allocations  are not  subject  to these  Acts.  Information  about  the  Fixed  Allocations  is  included  in this
Prospectus to help with your  understanding of the features of the Policy.  The staff of the Securities and Exchange  Commission has not reviewed this information.  However,  the information may be subject to certain generally  applicable  provisions of the Federal securities  laws regarding  accuracy and  completeness.  The assets  supporting  Fixed  Allocations  are held in American  Skandia's general account.
------------------------------------------------------------------------------------------------------------------------------------

[16]  How does American Skandia determine the interest rate for Fixed  Allocations?  We determine the interest rate applied to Fixed
         Allocations based on our assessment of the earnings we expect to achieve when investing to support these  obligations,  our costs,  competition,  profit  targets and other  factors.  We have sole  discretion  to determine the rates.  However,  the interest rate will never be less than 3.0% per year, compounded yearly.

[17]  How does American Skandia  determine the Account Value in the Loan Account?  As of the date of this  Prospectus,  we currently credit  interest to Account  Value in the Loan Account at the rate of 6.0% per year,  compounded  yearly.  However,  to the extent permitted by law, we retain the right to credit less, but never less than 5.5% per year, compounded yearly.

[18]  What is the Cash Value?  The Cash Value is the total Account Value less any contingent  deferred sales charge,  unpaid charges and Debt.

[19]  Do I have to maintain a minimum Cash Value?  There must always be enough Cash Value so that, on any Monthly  Processing  Date, the Cash Value is  sufficient  to pay for the charges then due. If the Cash Value is  insufficient  to pay for the charges, we send you a notice  giving you a 61-day  "grace  period" to send us a  required  amount.  If the Cash Value at the end of the grace period,  after  deduction for all  previously  unpaid  charges,  is zero or less,  the Policy ends without value, unless you are eligible for the guaranteed  continuation  provision.  This  provision is discussed in the section  "Keeping the Policy In Force".

                                                         CASH VALUE CREDITS

[20]  What are Cash Value  Credits?  Cash Value Credits are amounts we credit to your Account Value based on growth in your Policy's
         Cash Value.  We determine if your Policy is eligible  for a Cash Value  Credit on each Policy  Anniversary.  If your Policy qualifies to receive Cash Value  Credits,  we will credit 0.50% of your  Policy's  Cash Value to your Account  Value on the applicable Policy Anniversary.  Your Policy's eligibility for Cash Value Credit may change from year to year.

[21]  How does my Policy qualify for Cash Value Credits?  To qualify for Cash Value Credits as of any Policy  Anniversary,  the Cash
         Value of your Policy must equal or exceed 200% (2X) of the  Premiums  you have paid as of the Policy  Anniversary  date you qualify.  Whether your Cash Value meets or exceeds the trigger  depends on the  investment  performance  of the  investment options,  partial  withdrawals,  Debt and  whether  you pay back any  loans or loan  interest.  Please  note,  even if your
         Account Value is greater than the Cash Value  trigger,  you may not have reached the trigger  amount,  since the Cash Value may be less than the Account Value due to the contingent deferred sales charge and any Debt.

[22]  Who pays for the Cash Value  Credits,  and how are they paid?  We pay for any Cash Value  Credits out of our general  account.
         Cash Value  Credits  primarily  reflect our return of a portion of the fixed  annual  charges we deduct  from the  Separate
         Account on a daily basis for all Policy Owners.  For Policies that qualify to receive Cash Value  Credits,  the Credits are provided as an alternative to lowering the fixed annual charges.

         We allocate any Cash Value Credits due on the applicable Policy  Anniversary to the variable  investment  options and Fixed
         Allocations in which you then maintain  Account Value. We make the  allocations  pro-rata based on the Account Value in the variable  investment options and any Fixed Allocations on the applicable Policy  Anniversary.  No allocation is made to the
         Loan Account.  Cash Value Credits cannot be used to repay Debt.

                                                               COSTS

[23]  What kinds of charges are there for this Policy?  The Policy has five (5)  different  kinds of charges:  (1) charges we deduct from  Premiums;  (2) charges we assess daily against  assets  maintained in the Separate  Account,  which only apply to the
         Account Value you allocate to the variable  investment  options;  (3) charges we deduct  monthly from the Account Value and which are due in all Policy Years to Age 100; (4) charges we deduct  monthly from the Account  Value only for the first ten
         Policy  Years;  and  (5)  "contingent"  charges,   which  are  those  charges  that  you  only  pay  in  certain  specified circumstances.  There also are fees and expenses charged by the Portfolios.

[24]  What charges are deducted from  Premiums?  We deduct a percentage of each Premium in relation to state and local premium taxes we may incur on that Premium,  and an amount in relation to our Federal taxes.  In most  jurisdictions  these range from 0%
         to 3.5% of each Premium.  We deduct these charges before we allocate the net amount to the investment options.

[25]  What is the charge in relation to the Company's  Federal taxes?  Life insurance  companies are required to capitalize  certain acquisition  expenses  based on  assumptions  under Section 848 of the Code.  This has the effect of increasing our current tax liability  over what it would be without this special  provision.  The tax  liability  created by the deferral of these acquisition  expenses is referred to as a "deferred  acquisition  cost" tax or "DAC" tax. To  reimburse us for this special insurance  company tax at a rate we believe to be  reasonable  in relation to the  liability,  we deduct an amount equal to
         1.15% of each Premium.

[26]  What are the charges  assessed  against the Separate  Account and when are they paid?  We assess a mortality  and expense risk charge and an administration  charge against the assets in the Separate  Account.  The mortality and expense risk charge is
         0.90% per year.  The  mortality  and expense risk we assume is that charges and fees under the Policy will be  insufficient to meet our long-term costs and expenses in issuing,  administering  and paying claims based on our  obligations  under the
         Policy.  The charge for the  administrative  expenses  connected with operating the Separate  Account is 0.25% per year. We assess these charges each  Valuation  Period  against the daily value of each  Sub-account.  We reserve the right to assess the Separate Account for any taxes that may be attributed to it.  Currently, no such charge for taxes is assessed.

[27]

What monthly  charge  applies in all Policy Years to Age 100? We deduct the cost of  insurance  charge until the Policy  Anniversary on or immediately  after the Insured's 100th birthday.  For Policies with two Insureds,  this is the Policy  Anniversary on or after the 100th  birthday of the younger  Insured,  or if that person is deceased,  what would have been that  Insured's
         100th birthday.  We take this charge from your Account Value each Monthly Processing Day.

[28]  How much is the cost of insurance  charge?  The monthly cost of insurance  charge is  determined  by  multiplying  the current monthly  cost of  insurance  rate by the Net  Amount at Risk.  To that  amount we add a cost of  insurance  fee,  currently
         $12.00.  The current cost of insurance  rates and cost of insurance  fee are subject to change;  however,  the  combination will not exceed the product of the guaranteed  maximum cost of insurance  charge  multiplied by the Net Amount at Risk. The cost of insurance charge is not a constant dollar amount.

         Please  note that in  calculating  the Net Amount at Risk,  the Death  Benefit  that would then apply is the highest of the
         Basic Death Benefit  (which  depends on the Death Benefit  Option you choose),  the Minimum  Required  Death Benefit or the
         Guaranteed  Minimum Death Benefit.  The cost of insurance  rates  increase as the Insured ages,  although the rates may not increase  each Policy  Year.  We reserve the right to vary the rates per thousand of Net Amount at Risk based on either the
         Net Amount at Risk or on the Specified Amount.

         We reserve the right to adjust current monthly cost of insurance rates by an  underwriting  factor.  As of the date of this
         Prospectus, we were not making any such adjustments.

         The  guaranteed  maximum  monthly  cost of  insurance  charges for  Policies  with one Insured are shown in Appendix B. The current  monthly  cost of insurance  rates as of the date of this  Prospectus  for  Policies  with one Insured are shown in
         Appendix C.  Corresponding  rates for two proposed Insureds are available from us upon request.  A detailed  explanation of how we calculate the current  monthly cost of insurance  charges and a sample  calculation  are provided in Appendix D. The guaranteed  maximum  monthly cost of insurance  charges shown in Appendix B and the current monthly cost of insurance rates shown in  Appendix  C are for  Insureds  in the  preferred  risk  class.  These  amounts  will  differ  for  Insureds  in a substandard risk class.

[29]  What is the  guaranteed  maximum cost of insurance  charge?  The guaranteed  maximum cost of insurance  charge is different at each Age.  The  guaranteed  maximum  cost of  insurance  charge  depends on the tobacco  usage class and risk class of each
         Insured.  We base the  guaranteed  maximum  cost of  insurance  charges on the sex  distinct  1980  Commissioners  Standard
         Ordinary Ultimate Mortality  Smoker/Non-Smoker  Table, age last birthday.  However, if required by law, unisex charges will apply,  and we will use a unisex  variation of that table.  If we use unisex  rates,  generally  cost of insurance  charges will  increase for females and will  decrease for males.  Charges for  substandard  risk classes are based on a multiple of the table rates.

[30]  What monthly  charges apply only for a specified  number of Policy Years?  We deduct a sales charge for a specified  number of
         Policy Years.

[31]  How much is the sales charge and when do I pay it? We deduct the sales charge  during the first ten (10) Policy  Years.  It is a  percentage  of your  Account  Value and is the  equivalent  of 0.40% per year.  We deduct this charge from your  Account
         Value each Monthly Processing Day.

[32]  What are the contingent  charges?  The  contingent  charges are: (1) the  contingent  deferred sales charge;  (2) the transfer fee; and (3) the partial withdrawal transaction fee.

[33]  How much is the  contingent  deferred  sales  charge,  and when  must I pay it?  The  contingent  deferred  sales  charge is a percentage  of the  Assessable  Premium  paid.  It is charged if you  surrender the Policy during the first ten (10) Policy
         Years,  unless the Policy qualifies for a  medically-related  waiver of these charges,  as discussed in the section of this
         Prospectus entitled "Medically-Related Waiver".

         The percentages that we assess against Assessable Premium upon a surrender are as follows:

         ---------------------- -------- --------- -------- -------- -------- -------- -------- --------- -------- -------- --------
         Policy Year               1        2         3        4        5        6        7        8         9       10       11+
         ---------------------- -------- --------- -------- -------- -------- -------- -------- --------- -------- -------- --------
         ---------------------- -------- --------- -------- -------- -------- -------- -------- --------- -------- -------- --------
         Percentage (%)           10        9         8        7        6        5        4        3         2        1        0
         ---------------------- -------- --------- -------- -------- -------- -------- -------- --------- -------- -------- --------

[34]  How do we determine the Assessable Premium?  The Assessable Premium equals the total Premiums less the total Exempt Premiums.

[35]  What are Exempt  Premiums?  Exempt Premiums are the portion of Premiums paid in any Policy Year that exceed the Maximum Annual
         Assessable Premium.  We do not charge a contingent deferred sales charge upon surrender or withdrawal of Exempt Premiums.

[36]  What is the Maximum Annual Assessable  Premium?  The Maximum Annual Assessable  Premium is an amount per thousand of Specified
         Amount.  The amount is cumulative  from year to year.  For example,  if your Maximum  Annual  Assessable  Premium is $5,000 and you make a Premium  payment of $4,000 in Policy  Year 1, in Policy Year 2 your  Maximum  Annual  Assessable  Premium is
         $5,000 plus  $1,000 from Policy Year 1, or $6,000.  The  Maximum  Annual  Assessable  Premium  depends on the Age,  tobacco usage class, risk class and, where permitted,  gender of the Insured.  The Maximum Annual  Assessable  Premium is increased if you increase the Specified  Amount,  and is decreased if you decrease the Specified  Amount. We have provided a table in
         Appendix E of the Maximum  Annual  Assessable  Premium for Policies  with one Insured.  The amounts shown in Appendix E are applicable for Insureds in the preferred risk class.  The Maximum Annual  Assessable  Premium for Insureds in a substandard risk class may be higher than for Insureds in a preferred risk class.

[37]  What would it cost to surrender the Policy?  In each  hypothetical  example,  we assume that neither the Specified  Amount nor the Death Benefit Option is changed after the Policy Date.

|X|   Assume that the Maximum  Annual  Assessable  Premium is $10,000 and that $10,000 of Premium was paid in each of Policy Years 1 through 5, for a total of $50,000.  Assume further that the Policy is being  surrendered in Policy Year 6; and that at the time of surrender, the Account Value is $75,000.

              Given these facts,  the  Assessable  Premium  equals the Premiums paid. No amount paid in any Policy Year exceeded the
              Maximum Annual  Assessable  Premium.  The  contingent  deferred sales charge for a surrender in Policy Year 6 is 5% of the Assessable  Premium (5% of $50,000 or $2,500).  The amount  payable upon  surrender  would be $75,000 less $2,500, which equals $72,500

|X|   Assume  that the Policy is an  Exchange  Policy and that the  proceeds  of the  exchange  were  $50,000  which was the initial
              Premium.  Assume further that the Maximum Annual Assessable  Premium is $10,000 and that $5,000 of subsequent  Premium was paid in the second Policy Year.  Assume further that the Policy is being  surrendered in Policy Year 6 and that at the time of surrender, the Account Value is $85,000.

              Given these facts,  the  Assessable  Premium is less than the Premiums  paid.  The amount of Premium paid in the first
              Policy Year over  $10,000 is Exempt  Premium.  Since  $50,000  was paid in the first  Policy  Year,  the amount of the
              Exempt  Premium paid in that Policy Year was $50,000 minus  $10,000,  or $40,000.  There was no Exempt  Premium in the
              second Policy Year, since $5,000 is less than the applicable  Maximum Annual Assessable  Premium for the second Policy
              Year.  The  contingent  deferred  sales  charge for a surrender  in Policy Year 6 is 5%  assessed  against  $55,000 of
              Premium less $40,000 of Exempt Premium (5% of $15,000 or $750).  The contingent  deferred sales charge for a surrender in Policy Year 6 is 5% of the Assessable  Premium (5% of 15,000 or $750).  The amount payable upon surrender  would be
              $85,000 less $750, which is $84,250.

[38]  Are there any situations in which the sales charge and the contingent  deferred sales charge do not apply?  No sales charge or contingent  deferred  sales  charge is imposed  when,  as of the Policy Date,  the Owner or the Insured of a Policy  issued pursuant to this  Prospectus  is: (a) any parent  company,  affiliate  or  subsidiary  of ours;  (b) an officer,  director, employee, retiree, sales representative,  or in the case of an affiliated broker-dealer,  registered representative of such company;  (c) a director,  officer or trustee of any  underlying  mutual fund;  (d) a director,  officer or employee of any investment manager,  sub-advisor,  transfer agent, custodian,  auditing,  legal or administrative services provider that is providing investment management,  advisory, transfer agency, custodianship,  auditing, legal and/or administrative services to an  underlying  mutual  fund  or  any  affiliate  of  such  firm;  (e)  a  director,  officer,  employee  or  registered representative  of a  broker-dealer  or insurance  agency that has a then  current  selling  agreement  with us and/or with
         American Skandia  Marketing,  Incorporated;  (f) a director,  officer,  employee or authorized  representative  of any firm providing us or our affiliates with regular legal, actuarial,  auditing,  underwriting,  claims,  administrative,  computer support,  marketing,  office or other  services;  (g) the then  current  spouse of any such person noted in (b) through (f)
         above;  (h) the parents of such person noted in (b) through (g) above;  (i) the child(ren) or other legal  dependent  under the age of 21 of any such person noted in (b) through  (h);  and (j) the siblings of any such persons  noted in (b) through
         (h) above.

[39]  Do you offer special  arrangements for corporate or other  purchasers?  To the extent permitted by law, for corporate or other group or sponsored  arrangements  purchasing  one or more  Policies,  we may reduce the amount of the mortality and expense risk charge,  sales charge and the contingent  deferred sales charge,  the period during which such charges apply, or both, where the expenses  associated with the sale of, or the  underwriting  or other  administrative  costs  associated with the
         Policies  are  reduced.  Sales,  underwriting  or other  administrative  expenses  may be reduced  based on such factors as expected economies  resulting from a corporate purchase or a group or sponsored  arrangement,  the amount of initial and/or expected  Premiums or other  transactions  where sales  expenses  are likely to be reduced.  We may also alter the terms of certain Policy  provisions,  including the  availability of death benefit  options and the Cash Value Credit  provision for these types of purchasers.  We will not discriminate  unfairly between  purchasers if and when we reduce any of the charges discussed above, make changes to the duration such charges will apply or alter the terms of Policy provisions.

[40]  How much is the  transfer  fee and when must I pay it? We charge  $10.00  for  every  transfer  after the 20th in each  Policy
         Year.  That includes  transfers  into a Fixed  Allocation  and any transfers  from a Fixed  Allocation  unless the transfer occurs on a Policy  Anniversary.  It does not  include  transfers  made as part of any  dollar  cost  averaging  program we offer.  For this purpose,  all  transfers  occurring  during the same  Valuation  Period are  considered  one transfer.  We assess the transfer fee at the time of any transfer which is subject to the fee.

[41]  How much is the partial  withdrawal  transaction  fee, and when must I pay it? We charge $25.00 as a transaction  fee for each partial  withdrawal unless the partial  withdrawal  qualifies as a  medically-related  withdrawal.  This amount is deducted separately from your Account Value.

[42]  How are charges  deducted from Account Value?  We deduct charges from your  investment  options  pro-rata based on the Account
         Value in each  investment  option.  If you maintain  Account Value in more than one Fixed  Allocation in a Policy Year, any applicable  charges will be deducted on a "last-in,  first-out"  basis,  starting with the last Fixed  Allocation  that was made prior to the Monthly  Processing Date the deduction is made.  Upon surrender or withdrawal,  we assess charges against the investment options pro-rata in the same ratio as Account Value is being withdrawn from such investment options.

[43]  What charges do the Portfolios  make? We do not assess any charges directly  against the Portfolios.  However,  each Portfolio charges a total annual fee comprised of an investment  management fee,  operating  expenses or any distribution and service fees (12b-1) that may apply.  More detailed  information  about fees and charges can be found in the  prospectuses  for the
         Portfolios.  Please also see "Service Fees Payable by Underlying Funds".

                                                          BUYING A POLICY

[44]  How do I buy a Policy?  We have  established  certain  underwriting  standards  to determine  insurability.  We require you to submit an  Application to provide  information  that enables us to determine if our standards have been met. We may require additional  information,  including,  but not limited  to,  some of the  proposed  Insured's  medical  records and may also require the proposed  Insured to take certain  medical  tests.  We evaluate this  information  to determine  whether we can issue a Policy.  When we evaluate whether to issue a Policy,  we will also determine whether the proposed Insured is in the tobacco usage class and/or must be placed in a substandard  risk class. If the proposed  Insured meets our standards and we have received a Premium,  we will issue a Policy.  When issued,  your Policy will indicate if the Insured is in the tobacco usage  class and  whether  the  Insured  was  placed in a  substandard  risk  class in order to issue  the  Policy.  If our standards  are not met and we received a Premium,  we will return an amount  equal to the Premium to you. No interest  will be paid.

         Age Restrictions:      For Single Life  Policies - The Insured  may not be older than Age 80 on the Policy  Date.  There is
                                -------------------------
                                no minimum age limit.

                                For Joint  Life  Policies  - The  Insureds  may not be less than Age 18 or older  than Age 80 on the
                                -------------------------
                                Policy Date.

         Tobacco Usage Class:  The Insured's  tobacco  usage class is a factor used to determine the Specified  Amount,  the Minimum
         Required Death Benefit,  the Guaranteed  Maximum Monthly Cost of Insurance Charge and the Current Monthly Cost of Insurance
         rates.  If the Insured was included in the tobacco usage class on the Policy's Issue Date and  subsequently  ceases to be a tobacco user after the first Policy Year, the Insured may apply for a change in status.

         Substandard  Risk Class:  If the Insured is placed in a substandard  risk class,  the factors used to determine the Minimum
         Required Death Benefit,  the Guaranteed  Maximum Monthly Cost of Insurance Charge and the Current Monthly Cost of Insurance
         rates under the Policy will be different  than for an Insured in the  preferred  risk class.  For Insureds in a substandard risk class,  the change in these factors will generally  result in a higher monthly cost of insurance charge and may result in a lower Death Benefit as compared to an Insured in the preferred risk class.  Higher  monthly cost of insurance  charges will have an impact on the Account  Value and Cash Value of your Policy.  NOTE:  Where allowed by law,  Policies  issued to
         Insured(s) in a substandard risk class may not be eligible for certain benefits under the Policy.

         To the extent  permitted by law, we reserve the right to apply  differing  standards of  insurability to persons who may be part of a group or who may qualify,  for some other reason,  as part of a different  class.  Such classes may include,  but are not limited to,  persons  seeking a Policy who are applying  all or a portion of proceeds  from an insurance or annuity contract,  or proceeds of a redemption from another  financial  product,  such as mutual funds.  One of the criteria we may apply in such a situation is that such  differing  standards of  insurability  apply only after  maintaining  funds in such policy, contract, or financial product for a specified period of time.

[45]  When do I pay the  initial  Premium?  You may submit  Premium  with the  Application  if the  Insured  meets  certain  medical underwriting criteria.

         If any portion of any  Premium is to be received as part of a  replacement  of a life  insurance  policy  (whether or not a tax-free  exchange),  endowment  or annuity  policy  then we must  receive  all our  requirements  In Writing  for all such replacements  as of the same  date.  This date must be prior to the date we  decide  to issue a  Policy.  Replacements  are subject to our acceptance.

         If we do not accept  Premium  with the  Application  or you choose not to submit a Premium  with the  Application,  we will notify you if and when we have  accepted the  Application  and agreed,  subject to  submission  of the Premium,  to issue a
         Policy.  We will let you know at that time the minimum and maximum  amounts we accept as the initial  Premium.  We will not issue a Policy  until we receive at least the  minimum  initial  Premium at our  Office,  except in the case of an Exchange
         Policy.  We will issue an Exchange  Policy upon acceptance of your  Application and our receipt of all of our  requirements to process the exchange.

         You may  choose  to use our  funds  transfer  authorization  procedures  as part of  buying a  Policy.  If you  elect  this procedure,  you authorize us to redeem funds from one or more  financial  institutions  with which you  currently  maintain funds and use those funds to pay Premium.  You must do so In Writing  using a form that  authorizes us to obtain such funds only if and when we have  determined  that the  Application  meets our  standards  for  issuing  a Policy.  If you use this procedure, you must provide us with all such authorizations simultaneously.

[46]  What is the initial  Premium?  There is not a fixed amount of initial Premium.  Instead,  we accept a range of initial Premium between a minimum and a maximum.  The minimum and maximum  depends on the Specified  Amount and the Insured's age,  tobacco usage class, risk class and gender, where permitted, as of the Policy Date.

[47]  What is the maximum  initial  Premium I can pay? The maximum  initial  Premium we accept equals the maximum amount that can be paid  without  increasing  the Death  Benefit on the  Policy  Date.  However,  if you  submit  any  Premium  before we have determined  whether you meet our  requirements  for issuing a Policy,  we will not accept more than $500,000  without prior
         Home Office approval.

[48]  What is the minimum  initial  Premium I can pay? The minimum  Premium we generally  accept as an initial Premium is one-fourth
         (1/4th) of the  Maximum  Annual  Assessable  Premium.  We may accept  less under  certain  circumstances,  such as when you authorize  periodic  withdrawals  from an  account  you may have  with a bank or other  financial  institution  in  amounts designed to cumulatively  pay amounts equal to at least the minimum Premium  requirements.  We may require a larger minimum
         Premium on Policies issued to Insureds in a substandard risk class.

[49]  Will you  accept my  initial  Premium  if it causes my Policy to be  treated  as a MEC?  We will not apply the  portion  of an initial  Premium that we believe would require us to treat your Policy as a MEC unless you  acknowledge  In Writing  before the Policy  Date that we will treat the Policy as a MEC.  If we do not  receive  such  notification,  we will return to you the difference  between the amount you submitted and the amount we will apply as the initial  Premium.  However,  this will not apply in the case of an Exchange  Policy  where we receive  information  we believe  requires us to treat the  Exchange
         Policy as a MEC in any case.
[50]  Do I have coverage  while my  Application  is being  reviewed?  We may issue you a temporary  insurance  agreement  during the
         "underwriting  period."  The  "underwriting  period" is the period  between  the time you first  apply for a Policy and the time we either  issue the  Policy or decide not to issue one. A  temporary  insurance  agreement  may be issued if: (a) the
         Application  is  completed  in full;  (b) the Insured  answers  "no" to certain  questions  on the  Application  (these are questions we use as indicators  of whether we will issue  temporary  insurance);  (c) no Insured is under age 18; and (d) a
         Premium is submitted with the Application.  If we issue a temporary  insurance  agreement and the Insured (both Insureds if there are two Insureds) dies during the underwriting  period,  the temporary  insurance  benefit will be payable if all the conditions of the temporary  insurance  agreement are satisfied.  If the Insured(s)  die(s) during the underwriting  period and no temporary insurance agreement was in effect, no benefit is payable.

         We will return any Premium submitted with the Application if we cannot complete  underwriting  within 60 days from the date the  Application  is signed.  If you notify us promptly,  we will continue the  underwriting  process and notify you if and when you meet our  standards  for  issuing  a  Policy,  at which  time  you may once  again  send us a  Premium.  Temporary insurance lasts no longer than 90 days.

[51]  What is the temporary  insurance benefit?  If the Insured dies while temporary  insurance is in effect, we pay the Beneficiary the lesser of the Death  Benefit that would be in effect on the Policy Date if a Policy had been issued or  $250,000.  This
         $250,000  maximum  applies to all temporary  insurance  then in effect with us.  Premium  amounts in excess of this benefit are returned to you, without interest or earnings.

[52]  What happens if I change my mind about buying a Policy?  You have a "free-look"  or "right to cancel"  period during which you can  change  your mind  about  buying a Policy.  The  right to cancel  period is never  less than 10 days from the date you receive your Policy.  It may be longer  depending on the applicable state law and the  circumstances  of your purchase.  If you return your Policy to us within the right to cancel  period,  we generally will return the greater of the Premiums paid or your Account  Value plus an amount that equals any premium tax and DAC tax deducted and any charges  deducted  from your
         Account Value.  However,  if you have submitted a "return  waiver," we will return only your Account Value plus any premium and DAC taxes deducted and any charges deducted from your Account Value.  This may be more or less than the Premiums paid.

[53]  How and when is my initial Premium invested?  We invest your Net Premium,  which is the Premium less the charges deducted from each Premium and any charge for optional  additional  benefits (should you elect such benefits).  We invest the initial Net
         Premium on the  Policy  Date.  You can  request  that we  allocate  the  initial  Net  Premium  using one or more  variable investment  options and/or a Fixed  Allocation.  However,  we initially  invest the portion of the initial Net Premium that you indicate you want  invested in variable  investment  options in the AST Money Market  Sub-account,  unless you submit a
         "return  waiver" In Writing before the Policy Date,  where  permitted by law. This also applies to any  additional  Premium we receive  during the right to cancel period  discussed  below. A return waiver is an election by you to invest as soon as possible in the  variable  investment  options of your  choice.  If you submit a "return  waiver" and then decide to return your Policy  during the right to cancel  period,  you may receive  back less than the Premium.  Generally,  we transfer the
         Account Value in the AST Money Market  Sub-account to the variable  investment options you request as of the Valuation Date which is on or immediately  after the 15th day after the date we issue a Policy.  However,  we will make the transfer as of a later date if your right to cancel period is longer than 10 days to meet state law requirements.

[54]  How do I choose how much of this type of life  insurance  to buy,  which Death  Benefit  Option to use and how much Premium to pay? The Death Benefit Option,  Specified  Amount and the program of Premium  payments that is right for your needs depends on your particular  circumstances  and the reasons you are buying a Policy.  You and your financial  representative  should discuss your needs and financial goals before applying for a Policy.

                                                    VARIABLE INVESTMENT OPTIONS

[55]  What are the investment  objectives and policies of the variable  investment  options?  Each variable  investment  option is a
         Sub-account of American Skandia Life Assurance  Corporation  Variable Account F. Each  Sub-account  invests  exclusively in one  Portfolio.  You should  carefully read the  prospectus  for any Portfolio in which you are  interested.  The following chart  classifies  each of the  Portfolios  based on our  assessment  of  their  investment  style  (as of the date of this
         Prospectus).  The chart also  provides a description  of each  Portfolio's  investment  objective (in italics) and a short, summary  description of their key policies to assist you in determining  which  Portfolios may be of interest to you. There is no guarantee that any underlying mutual fund portfolio will meet its investment objective.

         The name of the  advisor/sub-advisor  for each  Portfolio  appears next to the  description.  Those  portfolios  whose name includes the prefix "AST" are portfolios of American  Skandia Trust.  The  investment  manager for AST is American  Skandia
         Investment Services,  Incorporated ("ASISI"), an affiliated company of American Skandia.  However, a sub-advisor,  as noted
         below, is engaged to conduct day-to-day investment decisions.

         Some of the  Portfolios  available  as  Sub-accounts  under  the  Policy  are  managed  by the same  portfolio  advisor  or sub-advisor as a retail mutual fund that the Portfolio may have been modeled after at the  Portfolio's  inception.  Certain retail  mutual  funds may also have been modeled  after a Portfolio.  While the  investment  objective  and policies of the funds may be substantially  similar,  the actual investments made by the funds will differ to varying degrees.  Differences in the  performance  of the funds can be expected,  and in some cases could be  substantial.  Details about the  investment objectives,  policies,  risks,  costs and  management of the Portfolios  are found in the  prospectuses  for the underlying mutual funds.

========================================================================================================================================
Effective January 19, 2000, the AST Janus Small-Cap Growth portfolio is no longer offered as a Sub-account under the Policy,  except as noted below.  Owners of Policies issued on or before January 18, 2000 with Account Value  allocated to the AST Janus  Small-Cap  Growth
Sub-account will be allowed to allocate Account Value, make subsequent  premium payments or make transfers into the AST Janus Small-Cap
Growth  Sub-account.  Bank drafting,  dollar cost averaging,  asset allocation and/or rebalancing  program will be allowed to continue.
However, no changes involving the AST Janus Small-Cap Growth Sub-account may be made to such programs.

Effective  March 1, 2000, the AST Janus Overseas  Growth  portfolio is no longer offered as a Sub-account  under the Policy,  except as noted below.  Owners of Policies  issued on or before  February 29, 2000 with Account Value  allocated to the AST Janus Overseas Growth
Sub-account will be allowed to allocate Account Value,  make subsequent  premium payments or make transfers into the AST Janus Overseas
Growth  Sub-account.  Bank drafting,  dollar cost averaging,  asset  allocation and  rebalancing  programs will be allowed to continue.
However, no changes involving the AST Janus Overseas Growth Sub-account may be made to such programs.

The Portfolios may be offered as a Sub-account to Contract Owners at some future date;  however,  at the present time, American Skandia has no intention to do so.
========================================================================================================================================

========================================================================================================================================
Effective  March 16, 2001, the Nova,  Ursa and OTC portfolios of Rydex Variable Trust will no longer be offered as  Sub-accounts  under the Policy.  Owners of Variable  Life policies  issued on or after March 16, 2001 will not be allowed to allocate  Account Value to the
Rydex Nova,  Rydex Ursa or Rydex OTC  Sub-accounts.  Except as noted below,  Owners of Variable Life  policies  issued before March 16,
2001, and/or their authorized  financial  professionals,  will no longer be able to allocate additional Account Value or make transfers into the Rydex Nova, Rydex Ursa or Rydex OTC Sub-accounts.  Contract Owners and/or their authorized  financial  professionals who elect to transfer  Account Value out of the Rydex  Sub-accounts on or after March 16, 2001 will not be allowed to transfer Account Value into the Rydex  Sub-accounts at a later date.  Bank drafting,  dollar cost averaging,  asset  allocation and rebalancing  programs that were effective  on or before  March 16, 2001 and included one or more of the Rydex  Sub-accounts  will be allowed to continue.  However,  no changes involving the Rydex Sub-accounts may be made to such programs.
========================================================================================================================================

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Money Market:  seeks to maximize current income and maintain high levels of liquidity.  The
   MONEY MARKET     Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average       J. P. Morgan
                    maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective  Investment Management
                    maturities of not more than 397 days.                                                                     Inc.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Lord Abbett  Bond-Debenture:  seeks high  current  income and the  opportunity  for capital appreciation  to produce a high total return.  The Portfolio  pursues its objective by normally investing in high yield and  investment  grade debt  securities,  securities  convertible  into common stock and preferred stocks. Under normal  circumstances,  the Portfolio invests at least
                    65% of its total assets in fixed income  securities  of various  types.  The Portfolio may find good value in high yield securities,  sometimes called "lower-rated bonds" or "junk bonds," and
                    frequently  may have more than half of its assets  invested in those  securities.  At least 20%    Lord, Abbett & Co.
                    of the  Portfolio's  assets  must be  invested  in any  combination  of  investment  grade debt securities,  U.S.  Government  securities  and cash  equivalents.  The  Portfolio may also make significant  investments  in  mortgage-backed  securities.  Although the  Portfolio  expects to maintain  a  weighted  average  maturity  in the  range of seven to nine  years,  there  are no
       BOND         restrictions on the overall Portfolio or on individual securities.

                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation
                    of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified    Pacific Investment
                    portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of    Management Company
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST PIMCO Total Return Bond:  seeks to maximize total return  consistent  with  preservation of
                    capital  and  prudent  investment  management.  The  Portfolio  will  invest  in a  diversified    Pacific Investment
                    portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of    Management Company
                    the  Portfolio  generally  will  vary  within a three-  to  six-year  time  frame  based on the
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Federated  High Yield:  seeks high current  income by investing  primarily in a diversified portfolio of fixed income  securities.  The Portfolio will invest at least 65% of its assets in lower-rated  corporate fixed income  securities  ("junk bonds").  These fixed income securities
 HIGH YIELD BOND    may include preferred stocks,  convertible  securities,  bonds,  debentures,  notes,  equipment   Federated Investment
                    lease  certificates  and  equipment  trust  certificates.  A fund  that  invests  primarily  in        Counseling
                    lower-rated  fixed  income  securities  will  be  subject  to  greater  risk  and  share  price fluctuation  than a typical fixed income fund,  and may be subject to an amount of risk that is comparable to or greater than many equity funds.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Global Bond (f/k/a AST T. Rowe Price  International  Bond):  seeks to provide high  current  income  and  capital  growth  by  investing  in  high-quality  foreign  and U.S.
                    government  bonds.  The Portfolio  will invest at least 65% of its total assets in bonds issued or guaranteed by the U.S. or foreign governments or their agencies and by foreign  authorities, provinces and municipalities.  Corporate bonds, mortgage- and asset-backed  securities may also be purchased.  The Sub-advisor  bases its investment  decisions on fundamental  market factors,
   GLOBAL BOND      currency trends,  and credit quality.  The Portfolio  generally  invests in countries where the      T. Rowe Price
                    combination of fixed-income returns and currency exchange rates appears attractive,  or, if the   International, Inc.
                    currency trend is  unfavorable,  where the  Sub-advisor  believes that the currency risk can be minimized  through  hedging.  The  Portfolio  may also  invest  up to 20% of its  assets in the aggregate  in  below  investment-grade,  high-risk  bonds  ("junk  bonds").  In  addition,  the
                    Portfolio may invest up to 30% of its assets in mortgage-backed  (including  derivatives,  such as  collateralized  mortgage  obligations and stripped  mortgage  securities) and  asset-backed securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Asset Allocation:  seeks a high level of total return by investing  primarily in a  diversified  portfolio  of fixed income and equity  securities.  The  Portfolio  normally
ASSET ALLOCA-TION   invests  approximately  60% of its total  assets in equity  securities  and 40% in fixed income
                    securities.  The Sub-advisor  concentrates common stock investments in larger, more established      T. Rowe Price
                    companies,  but the  Portfolio may include small and  medium-sized  companies  with good growth     Associates, Inc.
                    prospects.  The fixed income portion of the Portfolio will be allocated among  investment grade securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    AST AIM Balanced:  seeks to provide a well-diversified  portfolio of stocks and bonds that will produce both capital growth and current  income.  The Portfolio  attempts to meet its objective
                    by  investing,  normally,  a minimum of 30% and a maximum of 70% of its total  assets in equity      A I M Capital
                    securities  and a minimum  of 30% and a maximum of 70% of its total  assets in  non-convertible     Management, Inc.
                    debt  securities.  The  Sub-advisor  will primarily  purchase  equity  securities for growth of capital and debt securities for income purposes.
     BALANCED

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current  income.  The
                    Sub-advisor  intends  to  maintain  approximately  60%  of the  Portfolio's  assets  in  equity
                    securities and the remainder in bonds and other fixed income  securities.  Both the Portfolio's     American Century
                    equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will        Investment
                    fluctuate  depending on the  performance of the companies that issued them,  general market and     Management, Inc.
                    economic  conditions,  and investor  confidence.  The fixed income investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST INVESCO  Equity  Income:  seeks capital  growth and current  income while  following  sound investment  practices.  The Portfolio seeks to achieve its objective by investing in securities
  EQUITY INCOME     that are expected to produce  relatively high levels of income and consistent,  stable returns.   INVESCO Funds Group,
                    The  Portfolio  normally will invest at least 65% of its assets in  dividend-paying  common and           Inc.
                    preferred  stocks of domestic and foreign issuers.  Up to 30% of the Portfolio's  assets may be invested in equity securities that do not pay regular dividends.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  Alliance  Growth and Income  (f/k/a AST Lord Abbett  Growth and Income):  seeks  long-term growth of capital and income while attempting to avoid excessive  fluctuations in market value.
                    The Portfolio  normally will invest in common stocks (and  securities  convertible  into common
                    stocks). The Sub-advisor will take a value-oriented  approach,  in that it will try to keep the     Alliance Capital
                    Portfolio's  assets  invested  in  securities  that are  selling at  reasonable  valuations  in     Management, L.P.
                    relation to their fundamental  business prospects.  The stocks that the Portfolio will normally invest in are those of seasoned  companies that are expected to show  above-average  growth and that the Sub-advisor believes are in sound financial condition.

      GROWTH
        &
      INCOME

------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST American  Century Income & Growth:  seeks capital growth with current income as a secondary objective.  The Portfolio  invests  primarily in common stocks that offer potential for capital
                    growth,  and may,  consistent  with its  investment  objective,  invest  in stocks  that  offer     American Century
                    potential for current income.  The  Sub-advisor  utilizes a quantitative  management  technique        Investment
                    with a goal of building an equity  portfolio  that  provides  better  returns  than the S&P 500     Management, Inc.
                    Index without taking on significant  additional risk and while  attempting to create a dividend yield that will be greater than the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Growth with Income:  seeks reasonable  current income and long-term  capital growth and income.  Under  normal  market  conditions,  the  Portfolio  invests  at least 65% of its total
                    assets  in  common  stocks  and  related  securities,  such as  preferred  stocks,  convertible      Massachusetts
                    securities and depositary  receipts.  The stocks in which the Portfolio  invests generally will    Financial Services
                    pay  dividends.  While the  Portfolio  may  invest in  companies  of any  size,  the  Portfolio         Company
                    generally  focuses  on  companies  with  larger  market  capitalizations  that the  Sub-advisor believes have  sustainable  growth  prospects and  attractive  valuations  based on current and expected  earnings  or cash  flow.  The  Portfolio  may  invest up to 20% of its net  assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Cohen & Steers Realty:  seeks to maximize  total return  through  investment in real estate securities.  The Portfolio  pursues its  investment  objective by seeking,  with  approximately
   REAL ESTATE      equal emphasis,  capital growth and current income. Under normal  circumstances,  the Portfolio      Cohen & Steers
      (REIT)        will invest  substantially all of its assets in the equity securities of real estate companies,   Capital Management,
                    i.e., a company that derives at least 50% of its  revenues  from the  ownership,  construction,           Inc.
                    financing,  management  or sale of real  estate or that has at least 50% of its  assets in real estate. Real estate companies may include real estate investment trusts or REITs.
                    ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    AST  Sanford  Bernstein  Managed  Index  500:  seeks to  outperform  the  Standard & Poor's 500
                    Composite  Stock Price Index (the "S&P 500(R)")  through stock  selection  resulting in different weightings of common stocks relative to the index.  The Portfolio will invest  primarily in the common  stocks of companies  included in the S&P 500(R).  In seeking to  outperform  the S&P 500, the  Sub-advisor  starts  with a  portfolio  of stocks  representative  of the  holdings of the
  MANAGED INDEX     index.  It then uses a set of fundamental  quantitative  criteria that are designed to indicate   Sanford C. Bernstein
                    whether a particular  stock will  predictably  perform  better or worse than the S&P 500. Based        & Co., LLC
                    on these  criteria,  the  Sub-advisor  determines  whether the  Portfolio  should  over-weight, under-weight or hold a neutral  position in the stock relative to the proportion of the S&P 500 that the stock  represents.  In addition,  the Sub-advisor also may determine that based on the quantitative  criteria,  certain equity  securities that are not included in the S&P 500 should be held by the Portfolio.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    AST Alliance/Bernstein  Growth + Value: seeks capital growth by investing  approximately 50% of its assets in growth  stocks of large  companies and  approximately  50% of its assets in value stocks of large  companies.  The Portfolio will invest primarily in commons tocks of large U.S.
                    companies  included in the  Russell  1000 Index (the  "Russell  1000").  The Russell  1000 is a
                    market  capitalization-weighted  index that measures the  performance of the 1,000 largest U.S.     Alliance Capital
                    companies.  Normally,  about 60-85  companies will be represented in the Portfolio,  with 25-35     Management, L.P.
                    companies  primarily from the Russell 1000 Growth Index  constituting  approximately 50% of the
                    Portfolio's  net  assets and 35-50  companies  primarily  from the  Russell  1000  Value  Index
                    constituting  the  remainder  of  the  Portfolio's  net  assets.   There  will  be  a  periodic
                    rebalancing  of each  segment's  assets  to take  account  of market  fluctuations  in order to maintain the approximately equal allocation.

    LARGE CAP
      EQUITY

                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance  Growth:  seeks long-term  capital growth.  The Portfolio  invests at least 80% of its total assets in the equity  securities of a limited  number of large,  carefully  selected,
                    high-quality  U.S.  companies  that are judged  likely to  achieve  superior  earnings  growth.     Alliance Capital
                    Normally,  about 40-60  companies will be  represented in the Portfolio,  with the 25 companies     Management, L.P.
                    most  highly  regarded  by  the  Sub-advisor  usually  constituting  approximately  70%  of the
                    Portfolio's  net assets.  An emphasis is placed on identifying  companies  whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST JanCap Growth:  seeks growth of capital in a manner  consistent  with the  preservation  of capital.  Realization of income is not a significant  investment  consideration  and any income realized on the  Portfolio's  investments,  therefore,  will be incidental  to the  Portfolio's objective.  The Portfolio will pursue its objective by investing  primarily in common stocks of
                    companies that the Sub-advisor  believes are  experiencing  favorable demand for their products      Janus Capital
                    and services,  and which operate in a favorable  competitive  and regulatory  environment.  The       Corporation
                    Sub-advisor  generally takes a "bottom up" approach to choosing  investments for the Portfolio.
                    In other words,  the Sub-advisor  seeks to identify  individual  companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus  Strategic  Value:  seeks  long-term  growth of capital.  The  Portfolio  pursues its objective by investing  primarily in common stocks with the  potential for long-term  growth of capital using a "value" approach.  This value approach emphasizes  investments in companies the
                    Sub-advisor believes are undervalued  relative to their intrinsic worth.  Realization of income      Janus Capital
                    is not a significant  consideration when choosing investments for the Portfolio.  The Portfolio       Corporation
                    will  generally  focus on the  securities of larger  companies,  however,  it may invest in the securities of smaller  companies,  including  start-up  companies offering emerging products or services.

    LARGE CAP
      EQUITY
     (Cont.)
                                                                                                                     -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments
                    for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis     Marsico Capital
                    with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and     Management, LLC
                    companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor then looks for individual  companies with earnings growth  potential that may not be recognized by the market at large. This is called "bottom up" stock selection.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and
                    related securities,  such as preferred stocks,  convertible securities and depositary receipts,      Massachusetts
                    of companies that the  Sub-advisor  believes offer better than average  prospects for long-term    Financial Services
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run         Company
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Sanford  Bernstein Core Value:  seeks  long-term  capital growth by investing  primarily in common stocks.  The  Sub-advisor  expects that the majority of the  Portfolio's  assets will be invested in the common stocks of large  companies  that appear to be  undervalued.  Among other
                    things, the Portfolio seeks to identify compelling buying opportunities  created when companies   Sanford C. Bernstein
                    are undervalued on the basis of investor  reactions to near-term problems or circumstances even        & Co., LLC
                    though their long-term  prospects  remain sound. The Sub-advisor  seeks to identify  individual companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alger All-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in equity securities,  such as common or preferred stocks, that are listed on U.S. exchanges or in
                    the  over-the-counter  market.  The Portfolio may invest in the equity  securities of companies        Fred Alger
                    of all sizes,  and may emphasize  either  larger or smaller  companies at a given time based on     Management, Inc.
                    the Sub-advisor's assessment of particular companies and market conditions.

      ALL-CAP
      EQUITY
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  All-Cap  Value:  seeks  capital  growth.  The  Portfolio  pursues its objective by investing primarily in readily marketable equity securities including common stocks,  preferred stocks and  securities  that may be converted at a later time into common stock.  The Portfolio may invest in the  securities  of companies of all sizes,  and may  emphasize  either larger or  GAMCO Investors, Inc.
                    smaller  companies  at a  given  time  based  on the  Sub-advisor's  assessment  of  particular companies and market  conditions.  The Portfolio  focuses on companies that appear  underpriced relative  to their  private  market  value  ("PMV").  PMV is the  value  that  the  Portfolio's
                    Sub-advisor believes informed investors would be willing to pay for a company.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus Mid-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in common stocks,  selected for their growth  potential,  and normally invests at least 65% of its
                    equity  assets  in  medium-sized  companies.  For  purposes  of  the  Portfolio,   medium-sized
                    companies  are those whose market  capitalizations  (measured at the time of  investment)  fall      Janus Capital
                    within the range of  companies  in the  Standard & Poor's  MidCap  400 Index.  The  Sub-advisor       Corporation
                    seeks  to  identify  individual  companies  with  earnings  growth  potential  that  may not be recognized by the market at large.

  MID-CAP EQUITY

                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Neuberger Berman Mid-Cap Growth:  seeks capital growth. The Portfolio  primarily invests in
                    the common stocks of mid-cap  companies,  i.e.,  companies  with equity market  capitalizations     Neuberger Berman
                    from $300 million to $10 billion at the time of investment.  The Portfolio is normally  managed        Management
                    using a growth-oriented  investment approach.  The Sub-advisor looks for fast-growing companies       Incorporated
                    that are in new or rapidly evolving industries.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Neuberger Berman Mid-Cap Value:  seeks capital growth.  The Portfolio  primarily invests in the  common  stocks of  mid-cap  companies.  Under the  Portfolio's  value-oriented  investment
                    approach,  the Sub-advisor looks for well-managed  companies whose stock prices are undervalued     Neuberger Berman
                    and that may rise in price  before  other  investors  realize  their  worth.  Factors  that the        Management
                    Sub-advisor may use to identify these companies  include strong  fundamentals,  including a low       Incorporated
                    price-to-earnings  ratio,  consistent cash flow, and a sound track record through all phases of the market cycle.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Omega:  seeks maximum capital growth.  The Portfolio  invests  primarily in common
                    stocks and  securities  convertible  into  common  stocks of U.S.  companies  across all market   Evergreen Investment
                    capitalizations.  The  Portfolio  utilizes the  fully-managed  investment  concept  whereby the   Management Company,
                    Portfolio's  manager  will  continuously  review the  Portfolio's  holdings  in light of market           LLC
                    conditions,  business  developments  and  economic  trends.  During  this review  process,  the     (f/k/a Evergreen
                    Portfolio's  manager  seeks to identify and invest in industries  that are growing  faster than  Investment Management
                    the economy.  The Portfolio  invests in companies of all sizes. The continuous  review may lead         Company)
                    to high portfolio  turnover,  but that will not limit investment  decisions.  The Portfolio may also invest up to 25% of its assets in foreign securities.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds - Dynamics:  seeks  securities that will increase in value over the long term.  The  Portfolio  invests in a variety of  securities  which are believed to present  opportunities for capital growth - primarily common stocks of companies traded on U.S.
                    securities exchanges,  as well as over-the-counter.  The Portfolio also may invest in preferred
                    stocks and debt instruments  that are convertible into common stocks,  as well as in securities   INVESCO Funds Group,
                    of foreign  companies.  In  general,  the  Portfolio  invests in  securities  of  companies  in           Inc.
                    industries  that are growing  globally  and usually  avoids  stocks of  companies  in cyclical, mature or slow-growing  industries or economic sectors. The Portfolio seeks to invest in stocks of leading  companies  in  attractive  markets or  industries,  or emerging  leaders  that have developed a new competitive advantage.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
Although investments in securities of smaller companies are generally  considered to offer greater opportunity for appreciation,  they also involve  greater risk of  depreciation  than  securities of larger  companies.  Smaller  companies may lack depth of management,  financial resources,  or they may be  developing  or  marketing  products or services  for which there is not an  established  market.  Additionally, smaller  companies  normally have fewer shares  outstanding and trade less frequently than large  companies.  Therefore,  the securities of smaller companies may be subject to wider price fluctuations.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Federated  Aggressive  Growth:  seeks capital growth.  The Portfolio pursues its investment objective by investing  in equity  securities  of companies  offering  superior  prospects  for earnings  growth.  The Portfolio  focuses its  investments on the equity  securities of smaller
                    companies,  but it is not  subject to any  specific  market  capitalization  requirements.  The   Federated Investment
                    Portfolio may invest in foreign issuers through American Depositary  Receipts.  The Portfolio's        Counseling
                    strategies with respect to security analysis,  market  capitalization and sector allocation are designed to produce a portfolio of stocks whose long-term  growth  prospects are  significantly above those of the S&P 500 Index.

    SMALL CAP
      EQUITY

                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  Small-Cap  Value (f/k/a AST T. Rowe Price Small Company  Value):  seeks to provide long-term capital growth by investing primarily in  small-capitalization  stocks that appear to be  undervalued.  The Portfolio will normally invest at least 65% of its total assets in stocks
                    and   equity-related   securities   of  small   companies   ($1   billion  or  less  in  market          GAMCO
                    capitalization).  Reflecting a value approach to investing,  the Portfolio will seek the stocks     Investors, Inc.
                    of companies  whose current stock prices do not appear to adequately  reflect their  underlying value as measured by assets, earnings, cash flow or business franchises.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman  Sachs  Small-Cap  Value (f/k/a AST Lord Abbett Small Cap Value):  seeks  long-term capital  appreciation.  The Portfolio will seek its objective through investments  primarily in equity  securities  that are  believed to be  undervalued  in the  marketplace.  The  Portfolio
                    primarily  seeks  companies  that  are  small-sized,  based on the  value of their  outstanding   Goldman Sachs Asset
                    stock. Specifically,  under normal circumstances,  at least 65% of the Portfolio's total assets        Management
                    will be invested in common stocks issued by smaller,  less  well-known  companies  (with market capitalizations of less than $4 billion at the time of investment).
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus  Small-Cap  Growth:  seeks capital  growth.  The  Portfolio  pursues its objective by
                    normally  investing  at least  65% of its  total  assets in the  common  stocks of  small-sized      Janus Capital
                    companies,  i.e.,  those that have market  capitalizations  of less than $1.5 billion or annual       Corporation
                    gross revenues of less than $500 million.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Scudder  Small-Cap  Growth (f/k/a AST Kemper  Small-Cap  Growth):  seeks maximum  growth of investors' capital from a portfolio  primarily of growth stocks of smaller companies.  At least
                    65% of the  Portfolio's  total assets  normally  will be invested in the equity  securities  of
                    smaller  companies,  i.e.,  those having a market  capitalization  of $2 billion or less at the      Zurich Scudder
                    time of  investment,  many of which  would be in the early  stages  of their  life  cycle.  The    Investments, Inc.
                    Portfolio seeks  attractive  areas for investment that arise from factors such as technological advances, new marketing methods, and changes in the economy and population.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Special Equity:  seeks capital growth.  The Portfolio  strives to provide a return   Evergreen Investment
                    greater  than  broad  stock  market  indices  such  as the  Russell  2000  Index  by  investing   Management Company,
                    principally  in a diversified  portfolio of common stocks of U.S.  companies.  The  Portfolio's           LLC
                    investment  adviser  principally  chooses  companies which it expects will experience growth in     (f/k/a Meridian
                    earnings  and price,  and which have small market  capitalizations  (up to $1.5  billion).  The   Investment Company)
                    Portfolio may purchase stocks in initial public offerings (IPOs).
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Global Equity:  seeks capital  growth.  Under normal market  conditions,  the Portfolio invests at least 65% of its total  assets in common  stocks  and  related  securities,  such as
                    preferred stock,  convertible  securities and depositary receipts,  of U.S. and foreign issuers      Massachusetts
                    (including  issuers  in  developing  countries).  The  Portfolio  generally  seeks to  purchase    Financial Services
                    securities of companies with relatively large market capitalizations  relative to the market in         Company
                    which they are traded.

  GLOBAL EQUITY
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Global Leaders:  seeks to provide  investors with long-term  capital  growth.  The
                    Portfolio  normally  invests as least 65% of its assets in a diversified  portfolio of U.S. and   Evergreen Investment
                    non-U.S.   equity  securities  of  companies  located  in  the  world's  major   industrialized   Management Company,
                    countries.  The Portfolio  will invest in no less than three  countries,  which may include the           LLC
                    U.S.,  but may invest more than 25% of its total assets in one country.  The Portfolio  invests     (f/k/a Evergreen
                    only in the  best  100  companies,  which  are  selected  by the  investment  advisor  based on     Asset Management
                    qualitative  and  quantitative  criteria  such as high  return on equity,  consistent  earnings          Corp.)
                    growth and established market presence.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
Investments in securities of foreign issuers may involve risks that are not present with domestic  investments.  Some of these risks may be fluctuations in currency exchange rates, less liquid and more volatile  securities  markets,  unstable  political and economic  structures, reduced  availability of public information and lack of uniform financial  reporting and regulatory  practices compared to those that apply to U.S. issuers.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST AIM International  Equity:  seeks capital growth. The Portfolio seeks to meet its objective by investing,  normally,  at least 70% of its assets in marketable equity securities of foreign
                    companies that are listed on a recognized  foreign  securities  exchange or traded in a foreign      A I M Capital
                    over-the-counter  market.  The Portfolio will normally  invest in a diversified  portfolio that     Management, Inc.
                    includes  companies  from at least  four  countries  outside  the  United  States,  emphasizing countries of Western Europe and the Pacific Basin.

  INTER-NATIONAL
      EQUITY

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST American Century  International  Growth:  seeks capital growth.  The Portfolio will seek to achieve its  investment  objective  by  investing  primarily  in equity  securities  of foreign companies  that the  Sub-advisor  believes  will  increase  in value  over time.  Under  normal
                    conditions,  the  Portfolio  will  invest at least 65% of its  assets in equity  securities  of     American Century
                    issuers from at least three  countries  outside of the United States.  The  Sub-advisor  uses a        Investment
                    growth  investment  strategy it developed  that looks for  companies  with earnings and revenue     Management, Inc.
                    growth.  The  Sub-advisor  will  consider  a  number  of other  factors  in  making  investment selections,  including the prospects for relative  economic  growth among countries or regions, economic and political  conditions,  expected inflation rates,  currency exchange  fluctuations and tax considerations.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST American Century International Growth II: The investment  objective,  policies and risks of     American Century
                    the Portfolio are  substantially  identical to those of the AST American Century  International        Investment
                    Growth Portfolio as described immediately above.                                                    Management, Inc.
                    ------------------------------------------------------------------------------------------------ -----------------------

                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Founders  Passport:  seeks capital  growth.  The Portfolio  normally  invests  primarily in equity  securities  issued by foreign  companies  that have  market  capitalizations  or annual
                    revenues  of  $1.5  billion  or  less.  These  securities  may  represent   companies  in  both
                    established  and  emerging  economies  throughout  the world.  At least 65% of the  Portfolio's      Founders Asset
                    total assets  normally will be invested in foreign  securities  representing a minimum of three      Management LLC
                    countries.  Foreign  securities  are  generally  considered  to involve more risk than those of
                    U.S.  companies,  and  securities of smaller  companies are generally  considered to be riskier than those of larger companies.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus  Overseas  Growth:  seeks  long-term  growth of capital.  The  Portfolio  pursues its objective  primarily  through  investments  in common  stocks  of  issuers  from at least  five
                    different  countries,  excluding the United States.  Securities are generally  selected without      Janus Capital
                    regard to any defined allocation among countries,  geographic  regions or industry sectors,  or       Corporation
                    other similar selection procedure.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Scudder  Japan:  seeks  long-term  capital  growth.  The Portfolio  pursues its  investment objective  by  investing  at least 80% of net assets in Japanese  securities  (those  issued by
                    Japan-based  companies  or their  affiliates,  or by any company that derives more than half of
                    its revenues from Japan).  The Portfolio may invest in stocks of any size,  including up to 30%      Scudder Kemper
                    of its net  assets in  smaller  companies  that are traded  over-the-counter.  The  Portfolio's    Investments, Inc.
                    focus on a single  country could give rise to increased  risk, as the  Portfolio's  investments will not be diversified among countries having varying characteristics and market performance.

  INTER-NATIONAL
      EQUITY
     (Cont.)
------------------- ------------------------------------------------------------------------------------------------ -----------------------

                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Europe 30: seeks daily investment  results that correspond to the performance of the
                    ProFunds  Europe 30 Index.  The  ProFunds  Europe 30 Index,  created  by ProFund  Advisors,  is
                    composed of 30 European  companies  whose  securities  are traded on U.S.  exchanges  or on the   ProFund Advisors LLC
                    NASDAQ as ADRs with the highest market capitalization, as determined annually.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    The  Prudential  Series  Fund,  Inc.  - SP  Jennison  International  Growth:  seeks to  provide
                    long-term   growth  of  capital.   The   Portfolio   pursues  its  objective  by  investing  in
                    equity-related  securities of foreign  issuers that the  Sub-advisor  believes will increase in        Prudential
                    value over a period of years.  The  Portfolio  invests  primarily  in the common stock of large     Investments Fund
                    and  medium-sized  foreign  companies.  Under normal  circumstances,  the Portfolio  invests at     Management, LLC/
                    least 65% of its total  assets in common  stock of foreign  companies  operating or based in at   Jennison Associates
                    least five different  countries.  The Portfolio  looks  primarily for stocks of companies whose           LLC
                    earnings are growing at a faster rate than other companies and that have  above-average  actual and  potential  earnings  growth  over  the long  term and  strong  financial  and  operational characteristics.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Montgomery  Variable Series - Emerging  Markets:  seeks long-term capital  appreciation,  under normal  conditions  by investing at least 65% of its total assets in stocks of companies of any
 EMERGING MARKETS   size based in the world's  developing  economies.  Under  normal  conditions,  investments  are     Montgomery Asset
                    maintained  in at least six  countries at all times and no more than 35% of total assets in any     Management, LLC
                    single one of them.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
Sector funds generally  diversify their  investments  across  particular  economic  sectors or a single  industry.  However,  because those investments  are limited to a  comparatively  narrow  segment of the economy,  the  Portfolios  are generally not as  diversified  as other
Portfolios.  Sector  funds tend to be more  volatile  than other types of funds.  The value of fund shares may go up and down more  rapidly than other funds. Each sector of the economy may also have different  regulatory or other risk factors that can cause greater  fluctuations in the share price.  Please read the  prospectus for the  Portfolios  for further  details about the risks of the particular  sector of the economy.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Kinetics  Internet:  seeks long-term  growth of capital.  Under normal  circumstances,  the
                    Portfolio  invests at least 65% of its total assets in common stocks,  convertible  securities, warrants and other equity  securities  having the  characteristics  of common  stocks,  such as
                    American Depositary  Receipts and International  Depositary  Receipts,  of domestic and foreign
                    companies  that  are  engaged  in  the  Internet  and  Internet-related  activities.  Portfolio      Kinetics Asset
                    securities  will be  selected  by the  Sub-advisor  from  companies  that  are  engaged  in the     Management, Inc.
                    development of hardware, software and telecommunications  solutions that enable the transaction of business on the Internet by  individuals  and  companies,  as well as  companies  that offer
      SECTOR        products and services  primarily via the Internet.  The Portfolio seeks to invest in the equity securities  of  companies  whose  research and  development  efforts may result in higher stock values.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Natural  Resources:  seeks  long-term  capital growth  primarily  through the common stocks of companies  that own or develop  natural  resources  (such as energy  products, precious  metals,  and forest  products) and other basic  commodities.  The Portfolio  normally
                    invests  primarily (at least 65% of its total assets) in the common stocks of natural  resource      T. Rowe Price
                    companies whose earnings and tangible  assets could benefit from  accelerating  inflation.  The     Associates, Inc.
                    Portfolio looks for companies that have the ability to expand production,  to maintain superior exploration programs and production facilities, and the potential to accumulate new resources.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds - Financial  Services:  seeks  capital  appreciation.  The
                    Portfolio  invests  primarily in the equity  securities of companies  involved in the financial services sector.  These companies include,  among others,  banks (regional and  money-centers),
                    insurance  companies  (life,  property  and  casualty,  and  multiline),   and  investment  and   INVESCO Funds Group,
                    miscellaneous   industries   (asset  managers,   brokerage   firms,  and   government-sponsored           Inc.
                    agencies).  The investment  advisor seeks  companies  which it believes can grow their revenues and  earnings  in a variety of  interest  rate  environments  - although  securities  prices of financial services companies generally are interest rate-sensitive.

      SECTOR
     (Cont.)

-------------------                                                                                                  -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds  -  Health  Sciences:  seeks  capital  appreciation.   The
                    Portfolio  invests  primarily in the equity  securities of companies  that develop,  produce or distribute  products or services related to health care. These companies  include,  but are not
                    limited to,  medical  equipment  or  supplies,  pharmaceuticals,  health care  facilities,  and   INVESCO Funds Group,
                    applied research and development of new products or services.  The investment  advisor attempts           Inc.
                    to blend  well-established  healthcare  firms with  faster-growing,  more  dynamic  health care companies, which have new products or are increasing their market share of existing products.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds - Technology:  seeks capital  appreciation.  The Portfolio invests  primarily  in  the  equity  securities  of  companies  engaged  in  technology-related industries.  These include,  but are not limited to,  communications,  computers,  electronics,
                    Internet, IT services and consulting,  oceanography, office and factory automation, networking,
                    applied  technology,  biotechnology,  robotics  and video.  A core  portion of the  Portfolio's   INVESCO Funds Group,
                    holdings are invested in  market-leading  technology  companies  which the  investment  advisor           Inc.
                    believes  will  maintain  or  improve  their  market  share   regardless  of  overall  economic
                    conditions.  The  remainder  of  the  Portfolio's  holdings  consist  of  faster-growing,  more volatile  technology  companies which the investment advisor believes to be emerging leaders in their fields.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds -  Telecommunications:  seeks  capital  appreciation.  The
                    Portfolio  invests  primarily in the equity  securities  of  companies  that are engaged in the design,  development,  manufacture,  distribution,  or  sale  of  communications  services  and
                    equipment,  and  companies  that are  involved  in  supplying  equipment  or  services  to such   INVESCO Funds Group,
                    companies.  The  telecommunications  sector includes  companies that offer telephone  services,           Inc.
                    wireless   communications,   satellite   communications,   television  and  movie  programming,
                    broadcasting  and Internet access.  Normally,  the Portfolio will invest primarily in companies located in at least three different  countries,  although U.S.  issuers will often dominate the holdings.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The ProFund VP Bear, Bull Plus,  OTC,  UltraOTC and  UltraSmall-Cap  portfolios and the Nova, Ursa and OTC portfolios of the Rydex Variable
Trust are  available to all Owners.  It is  recommended  that only those Owners who engage a financial  advisor to allocate  their funds in strategic or tactical asset allocation  strategies  invest in these  portfolios.  There can be no assurance that any financial advisor will successfully predict market fluctuations.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bear:  seeks daily investment  results that correspond to the inverse  (opposite) of the daily  performance  of the S&P 500(R)Index.  The S&P 500(R)Index is  comprised  of  diverse, widely traded,  large capitalization  companies.  If the Portfolio is successful in meeting its
                    objective,  it should  increase in value in direct  proportion  to any decrease in the level of   ProFund Advisors LLC
                    the S&P 500(R)Index.  Conversely,  its value will  decrease in direct  proportion  to any daily increase in the level of the S&P 500(R)Index.

   STRATEGIC OR
     TACTICAL
   ALLOCA-TION
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bull Plus:  seeks daily  investment  results that correspond to one and a half times
                    (150%)  the  daily  performance  of the S&P(R)500  Index.  The S&P 500(R)Index is  comprised  of diverse,  widely  traded,  large  capitalization  companies.  If the Portfolio is successful in
                    meeting its  objective,  it should gain  approximately  one and a half times as much as the S&P   ProFund Advisors LLC
                    500(R)Index  when the  prices of the  securities  in the S&P 500(R)Index rise on a given day and should lose approximately one and a half times as much when such prices decline on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP OTC: seeks daily investment  results that correspond to the daily performance of the
                    NASDAQ  100  Index(TM).  The  NASDAQ 100 Index(TM)is  comprised  primarily  of large  capitalization
                    companies,  most with a technology  or growth  orientation.  If the  Portfolio is successful in   ProFund Advisors LLC
                    meeting its  objective,  it should  increase or decrease in value in direct  proportion  to any increase or decrease in the daily value of the NASDAQ 100 Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP UltraOTC:  seeks daily investment  results that correspond to twice (200%) the daily performance of the NASDAQ 100 Index(TM).  The Portfolio  principally  invests in futures contracts on stock  indexes and options on futures  contracts and  financial  instruments  such as equity
                    caps,  collars,  floors and options on  securities  and stock  indexes of large  capitalization   ProFund Advisors LLC
                    companies.   If  the  Portfolio  is  successful  in  meeting  its  objective,  it  should  gain approximately  twice as much as the growth  oriented  NASDAQ 100 Index(TM)when the prices of the securities in that index rise on a given day and should lose  approximately  twice as much when such prices decline on that day.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  UltraSmall-Cap  (f/k/a ProFund VP Small Cap): seeks daily  investment  results that correspond  to twice (200%) the daily  performance  of the Russell  2000(R)Index.  The Portfolio principally  invests in futures contracts on stock indexes and options on futures contracts and financial instruments such as equity caps, collars,  floors and options on securities and stock
                    indexes of  diverse,  widely  traded,  small  capitalization  companies.  If the  Portfolio  is   ProFund Advisors LLC
                    successful in meeting its objective,  it should gain approximately  twice as much as the growth oriented  Russell  2000(R)Index when the prices of the  securities in that index rise on a given day and should lose approximately twice as much when such prices decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable  Trust - Nova:  seeks to provide  investment  returns that are 150% of the daily price movement of the S&P 500 Composite Stock Price Index by investing to a significant  extent in futures  contracts and options on securities,  futures  contracts and stock indexes.  If the  Rydex Global Advisers
                    Portfolio  meets its  objective  the value of its shares  will tend to  increase by 150% of the  (f/k/a PADCO Advisors
                    daily  value of any  increase  in the S&P 500  Index.  However,  when the  value of the S&P 500        II, Inc.)
                    Index declines,  the value of its shares should also decrease by 150% of the daily value of any decrease in the S&P 500 Index.

   STRATEGIC OR
     TACTICAL
   ALLOCA-TION
     (Cont.)
                                                                                                                     -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable Trust - OTC: seeks to provide  investment results that correspond to a benchmark for over-the-counter  securities,  currently the NASDAQ 100 Index(TM), by investing principally in the  securities  of companies  included in that Index.  The  Portfolio may also invest in other  Rydex Global Advisers instruments  whose  performance is expected to correspond to that of the Index,  and may engage  (f/k/a PADCO Advisors
                    in futures and options  transactions.  If the  Portfolio  meets its  objective the value of its        II, Inc.)
                    shares will tend to increase by the amount of the  increase in the NASDAQ 100 Index(TM).  However, when the value of the NASDAQ 100 Index(TM)declines,  the value of its shares should also decrease by the amount of the decrease in the value of the Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable Trust - Ursa: seeks to provide investment results that will inversely  correlate
                    (e.g.  be the  opposite)  to the  performance  of the S&P 500  Composite  Stock  Price Index by
                    investing to a  significant  extent in futures  contracts  and options on  securities,  futures  Rydex Global Advisers contracts  and stock  indexes.  The  Portfolio  will  generally  not  invest in the  securities  (f/k/a PADCO Advisors
                    included in the S&P 500 Index.  If the  Portfolio  meets its  objective the value of its shares        II, Inc.)
                    will tend to  increase  when the value of the S&P 500 Index is  decreasing.  However,  when the value of the S&P 500  Index is  increasing,  the  value of its  shares  should  decrease  by an inversely proportional amount.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill  Companies,  Inc. and have been licensed for use by American Skandia Investment Services,  Incorporated.  The Portfolio is not sponsored,  endorsed,  sold or promoted by Standard & Poor's and  Standard & Poor's  makes no  representation  regarding  the  advisability  of investing in the
Portfolio.

Dow Jones has no  relationship  to the ProFunds VP, other than the  licensing of the Dow Jones sector  indices and its service marks for use in  connection  with the ProFunds VP. The ProFunds VP are not  sponsored,  endorsed,  sold, or promoted by Standard & Poor's or NASDAQ,  and neither  Standard & Poor's nor NASDAQ  makes any  representations  regarding  the  advisability  of investing in the
ProFunds VP.

                                                        ADDITIONAL PREMIUMS

[56]  When may I contribute  additional  Premiums and how much may I pay? You may send us additional Premiums at any time before the
         Insured's  Age 100 and while the Insured is alive unless the amount you have paid to-date  equals the then current  maximum we permit.  The amount you may pay is flexible within the limits discussed below.

[57]  When do you allocate  additional  Premiums?  We allocate  Net Premium  resulting  from an  additional  Premium  payment to the investment options as of the Valuation Period we receive that Premium at our Office.

[58]  How do you allocate  additional  Premiums among the investment  options?  We allocate Net Premiums  resulting from  additional
         Premium payments  according to your most recent  instructions to us. If you are  participating  in any allocation  programs we agree to support,  such as any program of periodic  rebalancing of your Account Value among various investment  options, we will allocate additional Premiums in accordance with such a program unless we receive alternate instructions.

[59]  What is the most I may pay in total while I own a Policy?  The maximum you may pay  changes.  At any  particular  time,  it is the amount which,  at that time,  would not cause the Death Benefit to increase by more than the amount of the Premium.  We reserve the right to require new evidence  satisfactory to us that the Insured meets our  underwriting  standards before we agree to accept such Premium.

[60]  What is the least amount I may pay at any one time?  Unless you must make a payment to keep the Policy in force,  as discussed below,  the  minimum  amount we accept as an  additional  Premium  depends on whether you have  arranged  to make  periodic withdrawals from a bank or other financial  institution  ($100),  or whether you make additional  Premium payments directly
         ($500).

[61]  Will you accept an  additional  Premium if it causes my Policy to be  treated as a MEC?  We will not apply the  portion of any
         Premium that we believe  would  require us to treat your Policy as a MEC if it was not  previously a MEC.  However,  if you provide us with a notice In Writing that you understand  that the  additional  Premium will require us to treat your Policy as a MEC,  we will  accept the  Premium.  If you do not give us such  notice,  we will  return the  difference  between the amount you submitted and any amount we apply as a Premium.

                                                    KEEPING THE POLICY IN FORCE

[62]  What is the least  amount I must pay to keep the Policy in force?  We cannot know in advance  any minimum  amount that will be required to keep the Policy  from ending  without  value.  This is because:  (1) the charges we deduct each month are based on your Account Value, which may increase or decrease due to the performance of the investment  options;  (2) we retain the right to decrease or increase the current cost of insurance rates,  subject to the guaranteed  maximums in the Policy;  and
         (3) you may  request and we may agree to a change in the Death  Benefit  Option  and/or the  Specified  Amount.  If, on any
         Monthly  Processing  Day, your Cash Value is insufficient  to pay the current  deductions,  a 61-day "grace period" begins.
         If you enter the grace  period,  we will send you a notice of how much you have to pay before  the end of the grace  period to keep the Policy in force.  You may also qualify for the guaranteed continuation provision, discussed below.

[63]  Can the  Policy  end  because  of poor  investment  performance?  The  Policy  could  enter the grace  period  because of poor investment  performance  combined with the  deduction of the Policy's  fees and charges.  If that were to occur and, by the end of the grace period,  there was not enough Cash Value to deduct the unpaid  charges,  the Policy would end,  unless you qualify for the guaranteed continuation provision.

[64]  What is the  guaranteed  continuation  provision?  During  the  first ten  Policy  Years,  you may  qualify  for a  guaranteed continuation  provision if: (1) the cumulative  amount of Premium you have paid,  less any  withdrawals and any Debt is not less than a specified  minimum for each Policy Month times the number of Policy  Months since the Policy Date.  We call the specified minimum for each Policy Month the "monthly  continuation  amount".  Your Policy must met this cumulative  Premium test each  Policy  Month to qualify  under this  provision.  If you  qualify  for  continuation  under this  provision,  we guarantee  that your  Policy  will not enter into a grace  period  until the 10th Policy  Anniversary.  However,  the Death
         Benefit in effect  during the period  that the  guaranteed  continuation  provision  applies  will be fixed as shown in the
         Policy.  NOTE:  Where allowed by law,  Policies issued to an Insured(s) in a substandard risk class may not be eligible for the guaranteed continuation provision.

         For  example,  if the monthly  continuation  amount is $500 and your Policy was in its 20th  Policy  Month,  the sum of the monthly  continuation  amounts would be $10,000.  Therefore,  for purposes of this  example,  the  guaranteed  continuation provision  would apply in the 20th  Policy  Month if you had paid at least  $10,000 to that  point,  and would apply in the
         21st Policy Month if you had paid at least  $10,500 up to the 21st Policy Month,  assuming  there is no Debt. We adjust the monthly  continuation  amount going forward  after any increase or decrease to the Specified  Amount in the first 10 Policy
         Years.

                                                 TRANSFERS AND ALLOCATION SERVICES

[65]  May I transfer Account Value between  investment  options?  You may transfer  Account Value between  investment  options,  but there are limits,  as well as potential  charges,  which are discussed above in the question "How much is the transfer fee, and when  must I pay it?" We  permit  the  agent of  record  to make  transfers  on your  behalf  unless  you give us other instructions.

[66]  Are there any  limits on  transfers?  No  transfers  are  permitted  when the  Policy is in its  "grace  period."  In order to maintain  Account Value in an investment  option after  transferring a portion of your Account Value out of that investment option,  we reserve the right to require that there be at least $500.00 in such investment  option after the transfer.  If, as a result of the  transfer,  there would be less than $500.00 in an investment  option,  we reserve the right to transfer the remaining  Account Value pro rata to the  investment  option(s) that you were  transferring  to. We retain the right to impose a limit of 20 free  transfers  per Policy Year,  including  transfers  involving  Fixed  Allocations.  Unless such a limit is in effect,  there is no limit on the number of transfers that only involve  variable  investment  options,  or the number of transfers from variable  investment  options to make Fixed Allocations.  However,  we do limit each transfer from
         Fixed  Allocations  that are to be  effective  on any day other  than a Policy  Anniversary  to the  greater  of 25% of the
         Account Value in your Fixed  Allocations  or $1,000.  If you make such a transfer from your Fixed  Allocations,  you cannot make  another  such  transfer  until either 90 days has passed or the next Policy  Anniversary  occurs.  We also retain the right to refuse  or limit  transfers,  either  for one  Owner or a group of  Owners,  if we  believe  there may be  adverse consequences for other Owners.

[67]  What are  'allocation  services'?  Allocation  services  are  programs  that  automatically  transfer  Account  Value  between investment  options.  We may waive or reduce the minimum  amounts  required for  transfers  noted above when your Policy is participating in certain allocation  programs,  including,  but not limited to, static rebalancing  programs.  However, any limitations on transfers from Fixed Allocations also apply if any allocation services are being utilized.

[68]  What  allocation  services does American  Skandia  provide?  We support dollar cost averaging and static  rebalancing.  Dollar cost averaging  allows you to  systematically  transfer an amount  periodically  from one investment  option to one or more other investment options.  With static rebalancing,  you choose allocation  percentages for the Sub-accounts into which you allocate Account Value.  However,  over time the performance of the variable  investment options will differ,  causing your percentage  allocations to shift.  Periodically,  we will  "rebalance"  your  allocations by  transferring  the appropriate amount  from the  "overweighted"  Sub-accounts  to the  "underweighted"  Sub-accounts  to return  your  allocations  to the percentages you request.  We do not currently make a charge for supporting dollar cost averaging or static rebalancing.

                                                               LOANS

[69]  When can I take a loan?  We offer loans using  Account Value as  collateral.  Where  permitted by law, we reserve the right to limit  the  number  of loans  in each  Policy  Year.  The  Insured  must be alive  when you take a loan (if  there  are two
         Insureds,  at least one must be alive when a loan is taken).  Subject to our rules,  on the Policy Date we will establish a loan equal to the outstanding indebtedness on previous life insurance exchanged for a Policy.

[70]  Is this type of loan tax-free?  We do not treat loans as a distribution  and therefore do not report any taxable income unless we believe  your  Policy  should be  treated  as a MEC.  The actual  treatment  of the loan will  depend on you  particular circumstances.

[71]  How much is available  for a loan?  The maximum  amount  available  as a loan is equal to 90% of your current Cash Value.  The minimum amount you may borrow is $1,000.

[72]  What happens to the Account  Value if I take a loan?  When you take a loan,  we transfer  Account Value equal to the amount of the loan into the Loan Account.  Account Value in the Loan Account is  maintained in our general  account.  Unless you give us different  instructions,  we move Account Value from the variable  investment  options and the Fixed  Allocations in the same proportion as your Account Value in the investment options on the Valuation Date we move such Account Value.

         The  impact  of a loan on your  Account  Value  may be  positive  or  negative.  At the time a loan is  taken,  there is no impact.  However,  if the interest  rate credited to Account Value in the Loan Account is greater than what would be earned in the investment  options,  the loan will have a positive  impact on your Account Value.  If the interest rate credited to
         Account  Value in the Loan  Account  is less than what  would be earned  in the  investment  options,  the loan will have a negative  impact on your  Account  Value.  Because a loan can impact the Account  Value,  it may also have an impact on the
         Minimum Required Death Benefit and, possibly, the Death Benefit.

[73]  What is the interest rate charged on loans?  We charge interest on any loan at the rate of 6.0% per year,  compounded  yearly, in arrears.  Each Policy  Anniversary  that the loan is not repaid,  we add an amount equal to any unpaid  interest to your
         Debt.

[74]  Does Account Value in the Loan Account earn interest?  We credit  interest to Account Value in the Loan Account.  We currently credit interest at the rate of 6.0% per year,  compounded  yearly, to the Account Value maintained in the Loan Account.  We may change this rate, but it will not be less than 5.5% per year, compounded yearly.

[75]  Once a loan is taken,  does American  Skandia ever require more  'collateral' in the Loan Account?  Yes. The Loan Account acts as  collateral  for any loans from us. We monitor  the Debt and the Account  Value in the Loan  Account to assure that they are equal to each other.  Therefore,  on each Policy  Anniversary  we equalize  the Debt and the Account  Value in the Loan
         Account.  If the Debt is larger due to  outstanding  loan  interest,  we transfer  Account  Value  equal to the  difference pro-rata from the investment options and add it to the Loan Account.

         We also match up the Debt and the Loan  Account  when you repay any portion of the Debt.  If the Account  Value in the Loan
         Account then exceeds the Debt, we transfer the excess  pro-rata to the  investment  options which you are utilizing at that time.  Any amount then allocated to the fixed option will be treated as a separate Fixed Allocation.

[76]  Do I have to repay the loan?  What  happens at the  Insured's  death if I have not repaid the loan?  You are not  required  to repay the loan while the  Insured is alive,  except if you  request  reinstatement  if the Policy  lapses.  If there is any outstanding  Debt when Death  Proceeds are due, we subtract the Debt from the Death Benefit as part of the  calculation  of the Death Proceeds.

[77]  What  happens if I repay any  portion of the loan?  The  amount of Debt is reduced by the amount of any loan  repayment.  Loan repayments reduce the amount of principal and loan interest  proportionately  based on the ratio between principal and loan interest  as of the  Valuation  Date the loan  repayment  is  applied.  We  allocate  any loan  repayment  to the  variable investment and fixed options  pro-rata based on the Account Value in each investment  option as of the Valuation  Period we receive  your loan  repayment.  Any  amount  then  allocated  to the fixed  option  will be  treated  as a  separate  Fixed
         Allocation.

[78]  May I borrow from the Policy to make  Premium  payments?  No. We will not accept  instructions  to borrow from your Policy and use the loan to make Premium payments.

[79]  If I have an outstanding loan and send in money, do you use it to repay the loan or do you consider it a Premium  payment?  We treat such funds as Premium or loan  repayment  in  accordance  with your  instructions,  to the extent  such  instructions comply with  limitations  such as the then  applicable  maximum  Premium  for the  Policy.  If you send us funds and do not specify  whether  the money is to be used as a Premium or to repay a loan,  we treat the money as a Premium  payment to the extent such amount does not exceed the maximum  Premium  then  allowed.  We will return to you any amount that  exceeds the maximum Premium then allowed.

                                                        PARTIAL WITHDRAWALS

[80]  When can I make a partial  withdrawal?  The Policy has a limited amount of liquidity  during the first ten (10) years.  During that period,  you can only make withdrawals under certain  medically-related  circumstances or from premium amounts made in excess of  certain  limits.  We allow  partial  withdrawals  while the  Insured is alive up to a maximum of 90% of the Cash
         Value, subject to the following limitations:

|X|   In the  first  ten  Policy  Years,  we  permit  a  partial  withdrawal  if such a  withdrawal  meets  the  requirements  for a medically-related waiver, as described in the section "Medically Related Waiver".

|X|   After the tenth Policy Year, you may take up to the maximum partial withdrawal amount as discussed below.

|X|   At any time,  you may  withdraw  amounts  that  cumulatively  do not exceed the total of any Exempt  Premiums  less the Exempt
              Premiums previously withdrawn.

|X|   You may not make a partial  withdrawal of less than $1,000 and the Cash Value  subsequent to a partial  withdrawal  must be at least $1,000.

[81]  What happens to the Account Value if I take a partial withdrawal?  When you take a partial withdrawal,  we reduce your Account
         Value by an amount  equal to the amount of the  partial  withdrawal.  Unless you give us  different  instructions,  we take
         Account Value from the variable  investment  options and the Fixed Allocations in the same proportion as your Account Value in the  investment  options on the  Valuation  Date we take such Account  Value.  If you have multiple  Fixed  Allocations, amounts are taken on a "last in, first out" basis.  Any Account  Value in the Loan Account is not  available  for a partial withdrawal.

[82]  Is there a charge for a partial withdrawal?   We charge a $25.00 transaction fee on any partial withdrawal.

[83]  Does a partial  withdrawal  affect  the  Death  Benefit?  A partial  withdrawal  will  have an  immediate  impact on the Death
         Benefit.  A partial  withdrawal  always  reduces the Minimum  Required Death  Benefit,  because the Minimum  Required Death
         Benefit is based on the Account Value.  A partial  withdrawal  also results in a reduction to the Guaranteed  Minimum Death
         Benefit.  If you are using Death  Benefit  Option A, the Basic Death Benefit is reduced by the lesser of: (1) the amount of the partial  withdrawal,  including the amount of the transaction  fee; or (2) the extent  required such that,  immediately after such reduction,  the Specified  Amount equals the higher of the  recalculated  Minimum Required Death Benefit and the recalculated  Guaranteed  Minimum  Death  Benefit.  If you are using Death Benefit  Option B, the  Specified  Amount is not reduced by a partial withdrawal.

         If a partial  withdrawal  occurs on or after Age 100,  it  reduces  the Death  Benefit by the exact  amount of the  partial withdrawal plus the partial  withdrawal  transaction fee, because on or after that Age the Death Benefit equals the Account
         Value.

                                                             SURRENDERS

[84]  When can I surrender  my Policy?  You can  surrender  your Policy  after the end of the right to cancel  period as long as the
         Insured is alive.

[85]  What is paid out when a Policy is surrendered?  If you surrender the Policy, we will pay you the Cash Value.

                                                     ACCELERATED DEATH BENEFIT

[86]  What is an  accelerated  death  benefit?  An  accelerated  death benefit is pre-payment to the Owner of a portion of the Death
         Proceeds.  The maximum we will pay,  before any  reductions,  is the lesser of 50% of the Death  Benefit or  $250,000.  The actual amount is reduced by a 12-month  interest rate discount  (currently  6.0%) and a pro-rata portion of any Debt, based on the ratio by which the Death  Benefit  is  reduced  as a result of the  payment of the  accelerated  death  benefit.  We reserve the right to change the interest rate discount percentage.

[87]  When will  American  Skandia make such a payment?  We will make such a payment one time,  where  allowed by law,  based on the
         Owner's  request.  The  Insured  may not  request  such a payment  unless the  Insured is also the Owner.  We only make the
         -------
         payment if we receive all our  requirements.  Our requirements  include,  but are not limited to, proof  satisfactory to us
         In Writing that the Insured (the last surviving  Insured if there are two Insureds)  became  terminally  ill, as defined in your Policy:  (a) at least 30 days after the Issue Date; or (b) as a result of an accident  that  occurred  after the Issue
         Date.  To the extent  permitted  by law, we will change our  procedures  in relation to this benefit or the  definition  of terminally  ill or any other  applicable  term in order to maintain the tax-free  status of any amounts paid out under this provision.

[88]  What happens to the remaining  benefits if American Skandia makes such a payment?  If we make such a payment,  we first reduce the Policy's  benefits and any Debt  proportionately.  For example,  if the Death Benefit before such a payment is $200,000 and we make an  accelerated  Death Benefit  payment of $50,000,  we reduce the Death Benefit by the ratio of the payment to the then current Death Benefit,  which in this case is by 25%, to $150,000.  We also reduce the Maximum  Annual  Assessable
         Premium.  You should  consult a tax advisor on the tax  consequences  of such a payment.  Please  refer to Appendix F for a hypothetical illustration of the accelerated death benefit provision.

                                                      MEDICALLY-RELATED WAIVER

[89]  What is a  medically-related  waiver?  A  medically-related  waiver is a waiver of the  contingent  deferred sales charge that would  otherwise  apply to a surrender.  A  medically-related  waiver also is the only context in which we permit a partial withdrawal  in the first ten Policy Years of amounts other than Exempt  Premium.  No  contingent  deferred  sales charge or partial withdrawal transaction fee applies to such a partial withdrawal.  A medically-related  waiver is available by rider to the Policy and is currently at no charge to you.

[90]  When would American Skandia waive the contingent  deferred sales charge?  We will waive the contingent  deferred sales charge, where allowed by law, if you provide us with all of our  requirements.  Our requirements  include,  but are not limited to, proof  satisfactory  to us In Writing that the Insured (the last  surviving  Insured if there is more than one Insured) has continuously  been confined to a long term care  facility,  such as a nursing home or a hospital,  as defined in the rider, for at least a specified amount of time, and that such confinement started after the Issue Date.

[91]  Are there any  restrictions  on  medically-related  waivers?  We will only  consider  providing  this benefit on amounts up to
         $500,000.  The $500,000  maximum will apply  regardless of when taken,  on any life  insurance  policy or annuity  contract issued by American  Skandia  where the Insured  under this Policy is named as the  Insured,  Owner or  Annuitant  under the other policy or contract.  However,  once we have  approved a  medically-related  waiver,  should you choose to only take a partial withdrawal,  the waiver will apply to any subsequent  withdrawals or surrender,  subject to the $500,000 cumulative limit.  NOTE: Where allowed by law,  Policies issued to an Insured(s) in a substandard risk class may not be eligible for a medically-related waiver.

[92]  What happens to the remaining  benefits if American  Skandia makes such a payment in connection with a partial  withdrawal?  A partial withdrawal during the first ten Policy Years for which we grant a  medically-related  waiver has the same impact on the  remaining  benefits  that  results  from any other  partial  withdrawal.  You should  consult a tax advisor on the tax consequences of such a payment.

                                                               RISKS

[93]  What are the risks, and who takes the risks? We bear the risk that, for all the Policies we issue,  when considered  together,
                                                   --
         our expenses  exceed our charges,  including the expense of providing the difference at death between the Account Value and the Death Benefit.  We also bear the investment and reinvestment risk in providing interest  crediting  guarantees to Fixed
                             --
         Allocations  and to the Loan Account,  as well as for any  settlement  options that assume a fixed rate of return.  We also
                                                                                                                             --
         bear the risk of having to waive monthly charges we would  otherwise  deduct under the guaranteed  continuation  provision.
         You bear the investment risk when allocating Account Value to any variable  investment  option,  since that will affect the
         ---
         amount  available  for any loans,  partial  withdrawals  or surrender.  You bear a liquidity  risk because you may not make
                                                                                 ---
         partial  withdrawals  except under limited  circumstances  and in limited  amounts  during the first ten (10) Policy Years, although amounts are available as loans.  Any irrevocable  beneficiary  bears the risk as to the Death Proceeds,  which may
                                                   ----------------------------
         be affected by investment  performance  of the investment  options,  the age at which the Insured dies (if at such time the amount paid is based on the Minimum  Required  Death  Benefit),  any loan or withdrawal  activity by the Owner prior to the
         Insured's death or payment of an accelerated death benefit.

                                                            OTHER RIGHTS

[94]  Do I have any other rights if I buy a Policy?  There are certain other ownership  rights you may exercise under a Policy.  You may name one or more  Beneficiaries.  You may make that  designation  "irrevocable,"  which means it cannot be changed.  If you do not designate the  Beneficiary as  irrevocable,  you retain the right to change the  Beneficiary  before the Insured dies.  However,  all Beneficiary  designations are subject to our acceptance,  to the extent permitted by law. You also may transfer,  pledge or assign your Policy,  which may trigger a currently taxable event. You should only transfer,  pledge or assign your Policy after  consulting  with a competent  tax  advisor.  You may  exercise  voting  rights in relation to the applicable  Portfolios.  Some of these  rights may be  limited  depending  on the usage of your  Policy,  especially  if we permit it to be held in connection with certain retirement plans designed to be "qualified" plans under the Code.

                                                       THE INSURANCE COMPANY

[95]  Who is American  Skandia?  American Skandia Life Assurance  Corporation is organized as a stock insurance company domiciled in
         Connecticut.  The  predecessor  company of American  Skandia was originally  incorporated  on May 21, 1969. We are licensed as a life insurer in all 50 states and the District of Columbia.  We are a wholly  owned  subsidiary  of American  Skandia,
         Inc.  whose  indirect  parent is Skandia  Insurance  Company  Ltd.  Skandia  Insurance  Company  Ltd. is part of a group of companies whose  predecessor  began operations in 1855. Two of our affiliates,  American Skandia  Marketing,  Incorporated, and American Skandia Information  Services and Technology  Corporation,  may provide certain  administrative  functions for
         us. We may also engage various  independent firms to provide various  administrative  functions for us. Another  affiliate,
         American Skandia  Investment  Services,  Incorporated,  currently acts as the investment manager to American Skandia Trust, one of the underlying  mutual funds whose  Portfolios are available as variable  investment  options.  We currently  engage
         Skandia  Investment  Management,  Inc., an affiliate whose indirect parent is Skandia Insurance Company Ltd., as investment manager for our general account.  We are under no obligation to engage or continue to engage any investment manager.

                                                        THE SEPARATE ACCOUNT

[96]  What  supports  American  Skandia's  obligation  to me if I buy a  Policy?  The  benefits  provided  by  the  Policy  are  our obligations.  The assets  supporting  our  obligations  equaling the Account  Value  allocated  to the variable  investment options are held in our  Separate  Account F. We maintain  assets in our general  account to support our  obligations:  (1)
         equal to the Account Value allocated to the fixed option;  (2) equal to the Account Value in the Loan Account;  (3) for any settlement option; and (4) for any other obligation we may have in relation to a Policy.

         The  Separate  Account  was  established  under  the laws of  Connecticut.  Assets  in the  Separate  Account  may  support obligations  created in relation to the  Policies  described  in this  Prospectus  or other  policies we offer.  We are the legal owner of the assets in the Separate  Account.  Income,  gains and losses,  whether or not  realized,  are credited or charged to the Separate  Account  according to the terms of the Policies and any other policies  supported by the assets in the Separate  Account  without regard to our other income,  gains or losses or to the income,  gains or losses in any other of our separate  accounts.  We will  maintain  assets in the  Separate  Account with a total market value at least equal to the reserves and other  liabilities we must maintain in relation to the life insurance  policies  supported by such assets.
         These assets may only be charged with liabilities that arise from such life insurance policies.

         Separate  Account F is  registered  with the U.S.  Securities  and Exchange  Commission  (the "SEC")  under the  Investment
         Company  Act of 1940 as a unit  investment  trust,  which  is a type of  investment  company.  This  does not  involve  any supervision  by the SEC of the  investment  policies,  management  or  practices  of the  Separate  Account  or of us.  The
         Separate Account meets the definition of "separate account" under the federal securities law.

         The only  Sub-accounts  available  to you are those  offered  in this  Prospectus.  These  Sub-accounts  are  available  as investment  options  for  other  policies  we offer.  Sub-accounts  are  permitted  to invest  in  Portfolios  we  consider suitable.  The  Portfolios in which the  Sub-accounts  invest are available to  Sub-accounts  of other  separate  accounts, including  separate  accounts we use in relation to a number of variable  annuities.  Separate  accounts of other  insurers and of various qualified retirement plans may also invest in the Portfolios.

                                                               TAXES

[97]  What are the taxes associated with the Policy?  The following are some brief summary answers to questions about Federal income taxes.  Federal and state tax laws,  as well as the  interpretations  of those laws,  change.  In addition,  we do not know your particular  circumstances,  which is one of a number of reasons why we cannot give you tax advice.  You should consult a professional  tax advisor for tax advice for your particular  situation.  You should also be sure to read the "Additional
         Tax  Considerations"  section  appearing  later in this  Prospectus,  which  includes,  but is not limited to,  information regarding estate taxes.

[98]  Will my Beneficiary pay taxes on the Death Proceeds?  Under most  circumstances,  the Beneficiary  does not pay any income tax on the Death Proceeds.

[99]  Is gain in the Policy taxed every year?  Generally,  any gain in the Policy is not taxed currently.  However, the treatment of gain when a MEC is assigned is discussed below.

[100] How are amounts that I receive  before the Insured's  death taxed?  If your Policy is not being treated as a MEC,  amounts you receive as a partial  withdrawal  or if you surrender the Policy are deemed for income tax purposes to come first from your basis in the Policy.  That means you may withdraw  your basis before you are  considered to have  withdrawn  any gain.  Any gain  withdrawn  is taxed as ordinary  income.  Under most  circumstances,  taking a loan does not result in any income tax consequences.

[101] Under what  circumstances  might the Policy or any amounts taken out be treated  differently for income tax purposes?  The tax treatment of any life insurance policy and any  distribution  while the Insured is alive will be different if the policy is deemed:  (1) not to qualify as life  insurance  under the Code;  or (2) to be a MEC.  The Code  defines  life  insurance in such a way as to limit the amount of money that can be put into a life  insurance  policy and receive  the tax  preferences provided for life  insurance.  We expect to administer  the Policies such that the death  benefits will always  receive the treatment  accorded life insurance death benefits under the Code.  However,  the Code has a second,  more restrictive limit as to how much money may be  contributed  if the taxpayer is to receive all the tax benefits  for life  insurance  policies under the Code,  such as tax-free loans and  "first-in/first-out"  treatment of  distributions.  If the amount  contributed violates  this second,  more  restrictive  limit,  the Policy will be treated as a MEC and will not receive many of the tax preferences  of life  insurance  policies.  This second limit,  sometimes  known as the "7-pay test",  is defined as paying more  during the first  seven  years of a policy  than the amount  that  would be paid if the policy  provided  for paid up future benefits after seven level annual  premiums.  Any changes to a Policy which is considered,  for tax purposes,  to be a "material  change,"  including,  but not limited  to, a reduction  in the Death  Benefit at any time as may occur after a partial surrender,  or a change in the Specified Amount,  require us to test the Policy again for compliance with the 7-pay test based on the changes to the Policy.

[102] How is a "MEC"  treated  differently  from  other  life  insurance  policies?  Some of the key ways in which a MEC is  treated differently  from other life  insurance  policies  are: (a) amounts you receive as a partial  withdrawal,  loan,  or if you surrender the Policy are deemed for income tax purposes to come first from any gain at the time of the  transaction  ("last in/first out"  treatment);  (b)  distributions of gain before the taxpayer's age 59 1/2are subject to a 10% penalty unless an exception  applies;  and (c) assignments or pledges as collateral for a loan are deemed a distribution.  Gain subsequent to an assignment  or pledge may be treated as if it is  distributed  each year.  However,  death  benefits paid from a MEC are treated the same as from other life insurance policies.

                                                       AVAILABLE INFORMATION

[103] How can I find out more about this offer?  You first should review the rest of this  Prospectus  for  additional  information.
         This Prospectus is part of the registration  statement we filed with the Securities and Exchange Commission  regarding this offering.  Additional  information on American  Skandia and this offering is available in that  registration  statement and accompanying  exhibits.  You may obtain copies of these materials at the prescribed  rates from the SEC's Public  Reference
         Section,  450 Fifth Street N.W.,  Washington,  D.C.,  20549.  You may inspect and copy the  registration  statement and the accompanying  exhibits at the SEC's public reference facilities at the above address,  Room 1024, and at the SEC's Regional
         Offices,  7 World Trade Center,  New York,  NY, and the Everett  McKinley  Dirksen  Building,  219 South  Dearborn  Street,
         Chicago,  IL. These  documents,  as well as documents  incorporated  by reference,  may also be obtained  through the SEC's
         Internet  Website  (http://www.sec.gov)  for  this  registration  statement  as well as for  other  registrants  that  file
                             ------------------
         electronically with the SEC.

                                          MISCELLANEOUS PROVISIONS AND ADDITIONAL DETAILS

The following sections provide additional information you should consider before purchasing a Policy.

                                                     PROVIDING SERVICES TO YOU

You can reach us by telephone at  1-888-554-3348 or through our Internet Website at  http://www.americanskandia.com.  We may require
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that you provide us with proper  identification  before we release  information  about your Policy or accept  instructions  received over the phone,  the  Internet or via any other  electronic  means.  We may require  that you  provide  your Social  Security or tax identification  number.  We also may require  you to present  the  personal  identification  number  ("PIN") we provide you after we issue a Policy.  To the extent  permitted by law or regulation,  neither we nor any person  authorized by us will be responsible for any claim, loss,  liability or expense in connection with a transaction,  including but not limited to a transfer between investment options,  over the  phone,  the  Internet  or via any  other  electronic  means.  However,  this will only be the case if we or such authorized  person acted:  (a) in good faith  reliance that you  authorized  the  transaction;  and (b) on reasonable  procedures to identify you or your designee  though a number of verification  methods.  These methods may include  recording phone  conversations, requesting Social Security or tax identification  numbers,  PINs, confirming electronic mail addresses,  or similar means. We may be liable for losses due to unauthorized or fraudulent instructions should we not follow such reasonable procedures.

We may require that you submit  forms In Writing for certain  transactions.  We require the written  consent of all joint Owners for any transaction for which we require the Owner's written consent.
                                                            DESIGNATIONS

Certain  designations  apply to a Policy - the Owner,  the Insured and the  Beneficiary.  All  designations are subject to our rules and our acceptance.  We assume all  designations,  other than the Insured,  are revocable  unless you tell us otherwise.  You should consult with a competent  tax advisor on the income tax,  estate and  inheritance  tax  implications  of various  designations.  You should  also  consult  with a competent  legal  advisor as to the  implications  of certain  designations  in relation to an estate, bankruptcy and community property, where applicable, as well as other matters.

We assume the Insured(s)  is/are the Owner(s)  unless you tell us otherwise.  If you name more than one Owner,  all rights  reserved to Owners are then held as joint tenants with rights of survivorship  unless you provide  alternative  instructions.  Naming someone to be the Owner other than the payor of the Premium may have gift, estate or other tax implications.

We assume the  Beneficiary  is you or your  estate  unless you tell us  otherwise.  You may name more than one primary and more than one contingent Beneficiary.

                                                       NET INVESTMENT FACTOR

For each  Sub-account the initial Unit Price was $10.00.  The Unit Price for each subsequent  Valuation Period is the net investment factor for that Valuation Period,  multiplied by the Unit Price for the immediately  preceding  Valuation Period. The net investment factor is (1) divided by (2), less (3), where:

(1)   is the net result of:

(a)   the net asset value per share of the underlying Portfolio at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio; plus or minus

(b)   any per share charge or credit during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(2)   is the net result of:

(a)   the net asset value per share of the underlying Portfolio at the end of the preceding  Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio; plus or minus

(b)   any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of the Sub-account.

(3)   is the mortality and expense risk charges and the administration charge.

                                                        ALLOCATION PROGRAMS

We may provide  administrative  support for various programs that  automatically  transfer Account Value between certain  investment options at scheduled  times.  These include dollar cost  averaging and static  rebalancing  (periodic  rebalancing of Account Values between  investment  options  to  conform to preset  percentages).  However,  we only  offer to  support  such  allocation  programs according to our rules.  While we are offering to support these programs as of the date of this  Prospectus,  we do not guarantee to support these programs at all times.

We may  also  provide  administrative  support  for  various  allocation  programs  that  may be made  available  by your  financial professional.  These may include  various  asset  allocation  and market  timing  programs.  We only offer to support such  programs according to our rules.  These rules may include,  but are not limited to,  receipt of your  authorization  In Writing  permitting a financial  professional  to make  transfers  between  investment  options on your  behalf,  or to enroll  your  Policy in one of the allocation  programs for which we provide  administrative  support.  We permit the agent of record to make  transfers on your behalf unless you give us other instructions.

Any financial  professional  you authorize may or may not be appointed by us as our agent for the sale of Policies.  However,  we do not engage any agent of record or any third parties to offer  investment  allocation  services of any type, so that persons or firms offering  such  services  do so  independent  from  any  agency  relationship  they may have  with us for the sale of  Policies.  We therefore take no responsibility for the investment  allocations and transfers  transacted on your behalf by such third parties,  in accordance with any allocation  programs employed by such third parties or any investment  allocation  recommendations  made by such third  parties.  While we offer  support  for a number of these  programs as of the date of this  Prospectus,  we do not support all such  programs  and do not  guarantee  to always  continue  support for those  programs we  currently  support or may support in the future.  We do not charge you for the administrative support we provide to these third parties.

                                                      LIMITATIONS ON TRANSFERS

We retain the right to refuse  transfers,  either for one Owner or a group of Owners,  if we believe that: (a) excessive  trading or a specific  transfer request or group of transfer  requests may have a detrimental  effect on Unit Prices or the share prices of the
Portfolios;  or (b) we are informed by one or more of the  Portfolios  that the purchase or redemption of shares is to be restricted because of  excessive  trading or a specific  transfer or group of  transfers  is deemed to have a  detrimental  effect on the share prices of affected  Portfolios.  Without  limiting the above,  the most likely  scenario where either of the above could occur would be if the  aggregate  amount of a trade or trades  represented  a relatively  large  proportion  of the total assets of a particular
Portfolio.  Under such a circumstance,  we will process  transfers  according to our rules then in effect and provide notice if your transfer request was denied.  If a transfer request is denied, a new transfer request may be required.

                                                   DEATH DURING THE GRACE PERIOD

We deduct the unpaid charges from the Death Benefit when calculating the Death Proceeds if the Insured dies during a grace period.

                                                           REINSTATEMENT

You may apply for  reinstatement  of the Policy if it lapses.  We must receive this application In Writing at our Office within five years of the date the lapse  occurred  as  measured  from the end of the grace  period.  We may  require  evidence  of  insurability satisfactory  to us. In order to reinstate  your Policy,  you also must pay us a  reinstatement  amount,  including  any  applicable charges.

                                                              MATURITY

We currently do not require that the Cash Value of the Policy be paid out as of any "maturity  date".  There is an assumed  maturity date for purposes of  compliance  with various  state  insurance  requirements  and for purposes of meeting  certain tests under the
Code.  Should we come to believe  that the Cash  Value  must be paid out as of the  assumed  maturity  date in order to comply  with state or Federal  requirements,  then a Policy  will mature as of the Policy  Anniversary  on which the Insured is Age 100. If there are two Insureds,  a Policy  "matures" as of the Policy  Anniversary on which the younger  Insured is Age 100 or would have been Age
100 if the younger  Insured is then  deceased.  If we must implement a maturity date, we will pay out the Cash Value once the Policy matures.  The Policy will then end, and we will not have any more  obligations  under the Policy.  Certain rights and benefits under the Policy may be restricted after Age 100.

                                                        PRICING TRANSACTIONS

We "price"  charges,  transfers,  distributions  and payments on the date indicated  below.  If such  transactions  are scheduled to occur on other than a Valuation Day, we price such transactions as of the following Valuation Period:

     (1) "Scheduled"  transactions such as monthly deductions,  transfers and distributions are "priced" according to the Unit Price next computed after the date such  transactions are scheduled to occur.  However,  if a transaction is "scheduled" to occur on a day other than a Valuation  Day, such  transaction  will be processed  and priced on the next  Valuation Day following the scheduled  transaction.  "Scheduled"  transactions  include,  but are not limited to, all charges deducted on a Monthly
         Processing Date,  equalization of Debt and the Account Value in the Loan Account on a Policy  Anniversary,  transfers under a dollar cost averaging program or transfers previously  scheduled with us at our Office as part of any rebalancing,  asset allocation or similar program,  or any program of scheduled  distributions.  However,  we price scheduled periodic payments which you authorize to be transferred  from an account at another  financial  institution  for additional  Premiums or loan repayments as "unscheduled"  transactions,  because we cannot control the administrative  processing of the other financial institution.

     (2)  "Unscheduled"  transactions  such as transfers,  loans or partial  withdrawals  that are not subject to any medical waiver are "priced"  according to the Unit Price next computed after we receive the request for such  transactions  at our Office.
         "Unscheduled"  transfers  include any transfers  processed in conjunction with any market timing program,  or transfers not previously  scheduled with us at our Office  pursuant to any  rebalancing,  asset  allocation or similar  program which you employ or you authorize to be employed on your behalf.  "Unscheduled"  transfers  received  pursuant to an authorization to accept  transfer  instructions  using voice or data  transmission  over the phone are priced as of the Valuation  Period we receive  the  request at our Office  for such  transactions.  We price  unscheduled  payments  sent to us as of the date we receive such amounts at our Office.  These include additional Premiums,  loan repayments,  and payments to keep a Policy in effect during a grace period or a reinstatement payment.

     (3) We price  surrenders,  withdrawals  subject to a medical waiver,  accelerated  death benefit  payments and payment of Death
         Proceeds as of the date we receive at our Office all  materials we require for such  transactions  and such  materials  are satisfactory to us.

                                                       DELAYING TRANSACTIONS

We may defer any distribution or transfer from a Fixed  Allocation or any payment under a fixed  settlement  option for a period not to exceed the lesser of six (6) months or the  period  permitted  by law.  If we defer a  distribution  or  transfer  from any Fixed
Allocation  or any payment under a settlement  option for more than thirty days,  or less where  required by law, we pay interest at the minimum  rate  required  by law but not less than 3% per year on the amount  deferred.  We may defer  payment of proceeds of any distribution  from any  Sub-account  or any transfer from a Sub-account  for a period not to exceed seven (7) calendar days from the date the  transaction is effected.  This is a delay in payment only, and is not a delay in the pricing of any such  distribution  or transfer.  Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.

All procedures,  including  distributions,  based on the valuation of the Sub-accounts  may be postponed during the period:  (1) the
New York Stock  Exchange  is closed  (other  than  customary  holidays  or  weekends)  or trading on the New York Stock  Exchange is restricted as determined by the SEC; (2) the SEC permits  postponement  and so orders;  or (3) the SEC determines  that an emergency exists making valuation or disposal of securities not reasonably practical.

                                                               VOTING

You have voting rights in relation to Account Value  maintained  in the  Sub-accounts.  You do not have voting rights in relation to
Account Value maintained in any Fixed Allocations, in the Loan Account or in relation to fixed payments under a settlement option.

We will vote shares of the  Portfolios in which the  Sub-accounts  invest in the manner  directed by Owners,  unless we, in our sole discretion,  determine  that we are required by law or regulation to vote  otherwise.  Owners have voting rights equal to the number of shares represented by the Sub-account Units attributable to their Policy.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather  than on behalf of Owners,  or any share as to which we have not received  instructions,  in the same manner and  proportion  as the shares for which we have  received instructions.  We will do so separately for each  Sub-account  from various  classes that may invest in the same  underlying  mutual fund portfolio.

The number of votes for a Portfolio  will be determined as of the record date for such  Portfolio as chosen by its board of trustees or board of  directors,  as  applicable.  We will furnish  Owners with proper forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the  board of  trustees  or board of  directors,  as applicable;  (b) changing the independent accountant;  (c) approval of changes to the investment advisory agreement or adoption of a new investment  advisory agreement;  (d) any change in the fundamental  investment policy; and (e) any other matter requiring a vote of the shareholders.

With respect to approval of changes to the investment  advisory  agreement,  approval of a new investment  advisory agreement or any change in fundamental  investment policy, only Owners maintaining Account Value as of the record date in a Sub-account  investing in the  applicable  Portfolio  will  instruct  us how to vote on the  matter,  pursuant  to the  requirements  of Rule 18f-2  under the
Investment Company Act of 1940.

American  Skandia  Trust (the  "Trust") has obtained an  exemption  from the  Securities  and Exchange  Commission  that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new sub-advisory  agreements,  without  obtaining  shareholder approval of the changes.  This exemption (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision  and management of the  sub-advisors by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain  information  to  shareholders following these types of changes.

                                                  TRANSFERS, ASSIGNMENTS, PLEDGES

Generally,  your  rights in a Policy may be  transferred,  assigned  or pledged at any time.  These  transactions  may be subject to income taxes and certain  penalty taxes,  depending in part on whether your Policy is treated as a MEC. You may transfer,  assign or pledge your rights to another  person at any time,  prior to the death upon which the Death  Benefit is payable.  You must request a transfer or provide us a copy of the  assignment  In Writing.  A transfer or assignment  is subject to our  acceptance.  We will not be  deemed  to  know  of or be  obligated  under  any  assignment  prior  to our  receipt  and  acceptance  thereof.  We  assume  no responsibility for the validity or sufficiency of any assignment.

                                                              REPORTS

We send any  statements  and reports  required by applicable  law or  regulation  to you at your last known  address of record.  You should  therefore give us prompt notice of any address change.  We reserve the right, to the extent  permitted by law and subject to your consent, to provide any prospectus,  prospectus supplements,  confirmations,  statements and reports required by applicable law or  regulation  to you through our Internet  Website at  http://www.americanskandia.com  or any other  electronic  means.  We send a confirmation  statement to you each time an  unscheduled  transaction  is made  affecting  Account  Value.  Such  transactions  will generally  include changes in investment  allocation or transfers  among  investment  options,  loans and loan  repayments,  partial surrenders or  withdrawals,  and any charges  associated  with such  unscheduled  transactions.  We also send  quarterly  statements detailing the activity  affecting your Policy during the prior quarter,  including all scheduled and  unscheduled  transactions.  To the extent permitted by law, some types of scheduled  transactions  will only be confirmed on a quarterly basis.  Such  transactions will generally include those  pre-authorized  charges deducted on the Monthly Processing Date. You may request  additional  reports.
We reserve the right to charge up to $50 for each such  additional  report.  You should review the  information in these  statements carefully.  You must report all errors or  corrections to us at our Office  immediately  to assure proper  crediting to your Policy.
For transactions  that are confirmed  immediately,  we assume all transactions are accurate unless you notify us otherwise within 10 days  after the date of the  transaction.  For  transactions  that are only  confirmed  on the  quarterly  statement,  we assume all transactions  are  accurate  unless you notify us within 10 days of the end of the  calendar  quarter.  We may also send you or make available  electronically  through our Internet Website an annual report and a semi-annual  report containing  financial  statements for the applicable Sub-accounts, as of December 31 and June 30, respectively.

                                                          INCONTESTABILITY

We may not contest the validity of a Policy after it has been in effect during the  Insured's  lifetime for two years from the Issue
Date.  If there are two  Insureds,  this  applies to the  lifetime of either  Insured.  If the Policy is  reinstated,  to the extent permitted  by law,  we may not  contest  the  validity  of a Policy  after it has been in effect  for two years from the date of the reinstatement.

                                                              SUICIDE

If an Insured  commits  suicide within two years of the Policy Date (or whatever  maximum period is permitted under law) or the date of a reinstatement  if allowed by law, the Death Benefit will be the greater of: (a) Premium paid less any outstanding  Debt and any partial withdrawals; or (b) the Cash Value.  All other requirements as to calculation and payment of Death Proceeds will apply.

                                                            MISSTATEMENT

We will adjust the amount of the Death  Proceeds to conform to the facts if the age or gender of an Insured is  incorrectly  stated.
We will do so as specified in the Policy and as permitted by law.

                                                             BACKDATING

We do not currently permit backdating the Policy Date to a date earlier than the Issue Date.  However, we reserve the right to permit backdating in the future.

                                                     POLICY LOANS ON EXCHANGES

Subject to our rules,  we will  establish a loan on a Policy that you purchase as part of an exchange that is not subject to current taxation in  accordance  with  Section 1035 of the Code.  However,  we will charge the premium tax and DAC tax on the amount of this
"inherited"  loan as if it was  received  as  Premium.  For  purposes  of  determining  the  Assessable  Premium,  the amount of the inherited loan will not be treated as commissionable Premium.

The  amount  of this  inherited  loan in your  Policy  when  established  will be equal to the loan that was in  effect  before  you surrendered  your prior policy.  As of the Policy Date,  your Account Value will reflect any  transferred  "Premium" plus the amount of the  inherited  loan.  That  portion of your  Account  Value equal to the  inherited  loan amount will be  allocated  to the Loan
Account as collateral for the loan. By reflecting the inherited  loan amount in the Account Value,  the sum of the Specified  Amount
and the Account Value  initially  will be more under Death Benefit Option B than it would be without the loan.  Also,  there will be a corresponding  increase in the Minimum  Required Death Benefit.  In addition,  for purposes of determining the Guaranteed  Minimum
Death  Benefit,  we will deem the "Premium" to be the amounts paid plus the loan amount as of the Policy Date.  All charges that are calculated  as a  percentage  of your  Account  Value will  increase  because the Account  Value will reflect the amount of the loan allocated to the Loan Account.

Withdrawals  of  amounts  to pay  loans  transferred  to an  Exchange  Policy  from  any  prior  policy  may  have  adverse  taxable consequences.  You should  consult  your tax  advisor  before  purchasing  an  Exchange  Policy  with the  intention  to make such a withdrawal or before requesting such a withdrawal.

                                                    RESOLVING MATERIAL CONFLICTS

The Portfolios may be available to registered  separate  accounts  offering  either or both life and annuity  contracts of insurance companies  not  affiliated  with us. We also may offer life  insurance  policies  and/or  annuity  contracts  that  offer  different variable  investment  options from those offered  under this Policy,  but which invest in the same  Portfolios.  It is possible that differences  might  arise  between  our  Separate  Account F and one or more  accounts of other  insurance  companies  which offer a
Portfolio as a Sub-account.  It is also possible that  differences  might arise between a Sub-account  offered under this Policy and variable  investment  options  offered under  different  life insurance  policies or annuities we offer,  even though such different variable  investment  options invest in the same Portfolio.  In some cases, it is possible that the differences  could be considered
"material  conflicts."  Such a  "material  conflict"  could also arise due to  changes  in the law (such as state  insurance  law or
Federal tax law) which affect either these  different life and annuity  separate  accounts or differing life insurance  policies and annuities.  It could also arise by reason of  differences  in voting  instructions  of persons with voting rights under our policies and/or  annuities  and those of other  companies,  persons  with voting  rights  under  annuities  and those with rights  under life policies,  or persons  with voting  rights  under one of our life  policies  or  annuities  with those under other life  policies or annuities  we offer.  It could  also arise for other  reasons.  We will  monitor  events so we can  identify  how to respond to such conflicts.  If such a conflict  occurs,  we will take the  necessary  action to protect  persons  with voting  rights under our life policies or annuities  vis-a-vis those with rights under life policies or annuities  offered by other insurance  companies.  We will also take the necessary  action to treat  equitably  persons with voting rights under this Policy and any persons with voting rights under any other life policy or annuity we offer.

                                              SERVICE FEES PAYABLE BY UNDERLYING FUNDS

American  Skandia or our  affiliates  have  entered  into  agreements  with the  investment  adviser or  distributor  of many of the underlying  Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support services to the
Portfolios for which a fee is paid that is generally based on a percentage of the average assets  allocated to the Portfolios  under the Annuity.  Any fees payable  will be  consistent  with the services  rendered or the  expected  cost savings  resulting  from the arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

                                                MODIFICATION OF THE SEPARATE ACCOUNT

We reserve the right to do any or all of the following:  (a) combine any Sub-account(s) with any other  Sub-account(s);  (b) combine
Separate  Account F or a portion  thereof with other  separate  accounts;  (c)  deregister  Separate  Account F under the Investment
Company Act of 1940; (d) operate Separate Account F as a management  investment  company under the Investment Company Act of 1940 or in any other form permitted by law; (e) make changes  required by any change in the Securities Act of 1933, the Securities  Exchange
Act of 1934 or the  Investment  Company Act of 1940;  (f) make changes that are  necessary to maintain the tax status of your Policy under the Code; and (g) make changes  required by any change in other Federal or state laws relating to life  insurance  policies in general or variable life insurance policies in particular.

We also may make  additional  Sub-accounts  available to you from time to time.  These  Sub-accounts  will invest in  Portfolios  we believe to be suitable for the Policy.  We may or may not make a new  Sub-account  available  to invest in any new  portfolio of one of the current underlying mutual funds should such a portfolio be made available to Separate Account F.

We may  eliminate  Sub-accounts,  combine  two or more  Sub-accounts  or  substitute  one or more  new  underlying  mutual  funds or portfolios  for the one in which a  Sub-account  is  invested.  Substitutions  may be  necessary if we believe a Portfolio no longer suits the purpose of the Policy.  This may happen due to a change in laws or regulations,  or a change in the investment  objectives or  restrictions  of a Portfolio,  or because the Portfolio is no longer  available  for  investment,  or for some other reason.  We would obtain prior  approval from the insurance  department  of our state of domicile,  if so required by law,  before making such a substitution,  combination,  deletion or addition.  We also would obtain prior approval from the SEC so long as required by law, and any other required approvals before making such a substitution, combination, deletion or addition.

                                                          ENTIRE CONTRACT

For any Policy  issued,  the entire  contract  between you and us includes  the Policy  form and any of the  following  which may be attached  to the  Policy:  riders  or  endorsements,  the copy of any  Application  and  endorsements.  All  statements  made in any
Application  are deemed to be  representations  and not  warranties.  No statement is used to void a Policy or defend a claim unless it is contained in any Application attached to the Policy.

Only our  President,  one of our Vice  Presidents  or our Secretary  may change or waive any  provisions of a Policy.  Any change or waiver must be In Writing.  To the extent  permitted by law, we are not bound by any promises or  representations  made by or to any other person.

                                                   ADDITIONAL TAX CONSIDERATIONS

The  following is a brief  summary of certain  Federal tax laws as they are  currently  interpreted.  No one can be certain that the laws or  interpretations  will remain  unchanged or that  agencies or courts will always agree as to how the tax law or  regulations are to be  interpreted.  This discussion is not intended as tax advice.  You may wish to consult a professional  tax advisor for tax advice as to your particular situation.

Our Taxation:  We are taxed as a life insurance company under Part I, subchapter L, of the Code.

Treatment  as "life  insurance":  The Policy was  designed to qualify as a life  insurance  contract  under the Code.  All terms and provisions  of the Policy  shall be  construed  in a manner  which is  consistent  with that  design.  In order to qualify as a life insurance  contract for federal income tax purposes and to receive the tax treatment  normally accorded life insurance under federal tax law, a policy must  satisfy  certain  requirements  established  by the Code.  We believe the Policy  satisfies  the  applicable requirements.  If we  determine  that a Policy does not satisfy  the  applicable  requirements,  we may take  appropriate  action to conform the Policy to the  applicable  requirements  which could  include the return of a portion of your  premium and the  earnings thereon and the imposition of higher cost of insurance  charges in the future.  This action may require  making  certain  changes to your Policy.  We will notify you before making any such changes.

As life  insurance,  under most  circumstances,  the  Beneficiary  does not pay any Federal income tax on the Death  Proceeds.  As a non-MEC,  under  most  circumstances:  (a) any gain in the  Policy is not taxed  currently;  and (b) any  amounts  you  receive as a partial  withdrawal  or if you  surrender the Policy are deemed for income tax purposes to come first from your basis in the Policy, with any gain withdrawn  taxed as ordinary  income;  and (c) if you assign or pledge any portion of the Policy,  the  transaction is not treated as a distribution subject to taxation.

Treatment  as a "modified  endowment  contract":  The tax  treatment of the Policy and any  distribution  while the Insured is alive will be  different  if the Policy is deemed to be a MEC.  Some of the key ways in which a MEC is treated  differently  from  non-MEC life insurance  Policies are: (a) amounts you receive as a partial  withdrawal,  loan, or if you surrender the Policy are deemed for income tax  purposes to come first from any gain at the time of the  transaction;  (b)  distributions  of gain  before the  taxpayer attains age 59 1/2are subject to a 10% penalty unless an exception  applies;  and (c)  assignments or pledges as collateral for a loan are deemed a taxable distribution to the extent of any gain.

Exchanges:  Section 1035 of the Code permits  certain income  tax-free  exchanges of life insurance  policies.  You must comply with various  requirements  for such  exchanges to be treated as tax-free,  which  include,  but are not limited to: (a) the need for the insured to be the same  individual  or  individuals  before and after the  exchange;  (b) the need for the  owner(s)  to be the same before and after the  exchange;  and (c) the need to have the Debt on a Policy as of the date all premium is  received  equal to any outstanding indebtedness on the life insurance exchanged for the Policy.

There is no guidance from the Internal Revenue Service as to whether a partial  exchange from a life insurance  contract is eligible for  non-recognition  treatment  under Section 1035 of the Code. We will continue to report a partial  surrender of a life insurance policy as subject to current  taxation to the extent of any gain.  In addition,  please be cautioned  that no specific  guidance has been provided as to the impact of such a transaction  for the remaining life  insurance  policy,  particularly  as to the subsequent methods  to be used to test for  compliance  under  the Code for both the  definition  of life  insurance  and the  definition  of a modified endowment contract.

Transfers between investment  options:  Transfers between investment  options are not subject to taxation.  The Treasury  Department may promulgate  guidelines  under which a variable life  insurance  policy will not be treated as life insurance for tax purposes if persons with ownership  rights have excessive  control over the  investments  underlying  such a policy.  Such guidelines may or may not  address the number of  investment  options or the number of  transfers  between  investment  options  offered.  It is not known whether such guidelines,  if in fact  promulgated,  would have retroactive  effect.  It is also not known what effect,  if any, such guidelines may have on transfers  between the investment  options of the Policy offered  pursuant to this  Prospectus.  We will take any action, including modifications to your Policy or the Sub-accounts, required to comply with such guidelines if promulgated.

Generation  skipping  transfers:  Under the Code certain taxes may be due when all or part of a life insurance policy is transferred to or a death benefit is paid to an individual two or more  generations  younger than the policy holder.  These  generation-skipping transfers  generally  include those subject to federal estate or gift tax rules.  There is an aggregate $1.01 million exemption from tax on all such  transfers.  We may be required to determine  whether a transaction  is a direct skip as defined in the Code and the amount of the  resulting  tax. We will deduct from your Policy or from any  applicable  payment  treated as a direct skip any amount of tax we are  required to pay.  You should  consult  with  competent  tax  counsel  for more  information  on  generation  skipping transfers.

Diversification:  Section  817(h)  of the Code  provides  that a  variable  life  insurance  policy,  in order  to  qualify  as life insurance,  must  have an  "adequately  diversified"  segregated  asset  account  (including  investments  in a  mutual  fund by the
segregated  asset  account  of  insurance  companies).   The  Treasury   Department's   regulations  prescribe  the  diversification
requirements for variable life insurance  policy.  We believe the underlying  mutual fund portfolios should comply with the terms of these regulations.

Withholding:  Section  3405 of the Code  provides  for Federal  income tax  withholding  on the portion of a  distribution  which is includible  in the gross  income of the  recipient.  Amounts to be  withheld  depend upon the nature of the  distribution.  However, under most  circumstances  a recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by filing a completed election form with us.  A withholding form may be required.

Accelerated  Death  Benefits:  Payments of amounts that  otherwise  would be payable to the  Beneficiary as a result of an Insured's death can qualify for the same tax-free  treatment as death benefits if certain  requirements  are met.  These include  requirements regarding the terminal  illness of the Insured.  We believe  payments under the provisions of the  accelerated  death benefit of the
Policy will meet the requirements of the Code and the regulations in order to qualify as tax-free payments.

Continuing  the Policy Beyond the Implied  Maturity  Date:  We believe that a Policy will  continue to be treated as life  insurance and, if  applicable,  as a MEC, if it remains in force beyond the Policy's  assumed  maturity date.  However,  this tax treatment is not certain,  so you should consult your tax advisor  before taking this step. If the Policy is not treated as life insurance  after such date,  gain in the Policy may no longer be taxed  deferred,  and all or a portion of the Death  Proceeds  may be taxable to the
Beneficiary.

Survivorship  Policies:  The Code does not  directly  address  how certain  features of a policy  paying on the death of a surviving insured  should be  treated.  We  believe  such a policy  should be  treated as other  life  insurance  policies,  but there is some uncertainty  as to whether that is the case. If the surviving  Insured is an Owner,  the Death  Proceeds  payable as a result of the death of the last  surviving  Insured  generally  will be treated as part of the Owner's  estate for purposes of the Federal  estate tax. If the  surviving  Insured was not an Owner,  the  replacement  cost of the Policy would be included in the estate of the Owner upon his or her death and Death  Proceeds  payable as a result of the death of the surviving  Insured are includible in the person's estate if the proceeds  are payable to or for the benefit of that  person's  estate or if the  surviving  Insured held  incidents of ownership in the Policy within three years prior to death.

Substandard Risk Classes:  The Code provides limited guidance on the proper tax treatment of policies issued on a substandard  basis
(i.e.  those in a substandard  risk class).  The Code limits the amount we can charge for mortality  costs and other expenses we use when we calculate  whether your Policy  qualifies as life  insurance  under the Code.  We are required to base our  calculations  on reasonable  mortality  and other  charges  reasonably  expected to be paid.  We believe that the charges used for your Policy should meet the current  requirement  for  "reasonableness."  However,  we reserve the right to make changes to the current and  guaranteed mortality  charges and factors used to determine the Minimum  Required Death Benefit,  if new regulations or guidance is issued that requires a change to ensure that your Policy  qualifies  as life  insurance  under the Code.  This could  result in a change in your
Death  Benefit  and/or  the return of a portion  of your  premiums  and the  earnings  thereon.  We will  continue  to monitor  this situation.

Other Taxes:  Amounts  received or deemed  received  from a Policy that may be subject to Federal  income tax also may be subject to state income  taxes.  The fair market value of a Policy or the Death  Proceeds may be included  under  certain  circumstances  in an estate for purposes of state  inheritance  taxes or Federal  estate taxes.  Federal estate and gift taxes are integrated for various purposes.  An unlimited  marital  deduction may apply for purposes of Federal  estate and gift taxes,  which would allow deferral of taxes until the death of the surviving spouse.

                                                     SAFEKEEPING OF THE ASSETS

We  maintain  the  assets of the  Separate  Account  and those in our  general  account.  The  assets of the  Separate  Account  are segregated from those in our general account.

                                                             REGULATION

We are organized as a Connecticut stock life insurance company,  and are subject to Connecticut law governing  insurance  companies.
We are regulated and supervised by the  Connecticut  Commissioner  of Insurance.  By March 1 of every year, we must prepare and file an annual statement,  in a form prescribed by the Connecticut  Insurance  Department,  which covers our operations for the preceding calendar  year,  and must prepare and file our  statement of financial  condition as of December 31 of such year.  The  Commissioner and his or her agents have the right at all times to review or examine our books and assets.  A full  examination  of our operations will be  conducted  periodically  according  to the rules and  practices of the  National  Association  of  Insurance  Commissioners
("NAIC").  We are subject to the insurance laws and various  Federal and state  securities  laws and  regulations  and to regulatory agencies,  such as the Securities and Exchange Commission and the Connecticut  Banking  Department,  which administer those laws and regulations.

We can be assessed up to prescribed  limits for  policyholder  losses  incurred by insolvent  insurers under the insurance  guaranty fund laws of most states.  We cannot  predict or estimate the amount any such future  assessments we may have to pay.  However,  the insurance  guaranty laws of most states  provide for  deferring  payment or exempting a company from paying such an assessment if it would threaten such insurer's financial strength.

Several  states,  including  Connecticut,  regulate  insurers  and  their  affiliates  under  insurance  holding  company  laws  and regulations.  This applies to us and our  affiliates.  Under such laws,  inter-company  transactions,  such as dividend  payments to parent  companies  and transfers of assets,  may be subject to prior notice and  approval,  depending on factors such as the size of the transaction in relation to the financial position of the companies.

Currently,  the federal government does not directly regulate the business of insurance.  However,  federal legislative,  regulatory and judicial  decisions and initiatives  often have  significant  effects on our business.  Types of changes that are most likely to affect our business include changes to: (a) the taxation of life insurance  companies;  (b) the tax treatment of insurance products;
(c) the securities laws,  particularly as they relate to insurance and annuity products;  (d) the "business of insurance"  exemption from many of the provisions of the anti-trust  laws; and (e) any  initiatives  directed  toward  improving the solvency of insurance companies.  We would also be affected by federal  initiatives  that have impact on the  ownership of or  investment in United States companies by foreign companies or investors.

                                                           LEGAL MATTERS

Counsel for American Skandia Life Assurance Corporation has passed on the legal matters relating to the offering of these Policies.

                                                         LEGAL PROCEEDINGS

As of the date of this Prospectus,  neither we nor American Skandia Marketing,  Incorporated were involved in any litigation outside of the ordinary course of business, and know of no material claims.

                                                              EXPERTS

The consolidated  financial  statements of American  Skandia Life Assurance  Corporation at December 31, 2000 and 1999, and for each of the three years in the period  ended  December  31,  2000,  and the  financial  statements  of American  Skandia  Life  Assurance
Corporation  Variable  Account F at  December  31,  2000 and for the years  ended  December  31,  2000 and 1999,  appearing  in this
Prospectus and Registration  Statement have been audited by Ernst & Young LLP, independent  auditors,  as set forth in their reports thereon  appearing  elsewhere  herein,  and are  included in reliance  upon such  reports  given upon the  authority of such firm as experts in accounting and auditing.

William H.  Strong,  Vice  President,  FSA,  MAAA,  has approved  the  hypothetical  illustration  included in this  Prospectus  and
Registration Statement.  We have included them relying on his opinion that they are reasonable.

                                                   DISTRIBUTION OF THIS OFFERING

American  Skandia  Marketing,  Incorporated  ("ASM"),  a wholly-owned  subsidiary of American  Skandia,  Inc., acts as the principal underwriter of the Policies.  ASM was  incorporated  under the laws of the State of Delaware on September 8, 1987.  ASM's  principal business address is One Corporate  Drive,  Shelton,  Connecticut  06484. ASM acts as the distributor of a number of annuity and life insurance  products we offer and both American  Skandia Trust and American  Skandia  Advisor Funds,  Inc., a family of retail mutual funds.  ASM also acts as an  introducing  broker-dealer  through which it receives a portion of brokerage  commissions in connection with  purchases and sales of securities  held by  portfolios  of American  Skandia Trust which are offered as underlying  investment options  under  the  Policy.  ASM is a  broker-dealer  registered  with the SEC  under  the 1934  Act and a member  of the  National
Association of Securities Dealers, Inc. ("NASD").

ASM will enter into  distribution  agreements with certain  broker-dealers  registered under the Securities and Exchange Act of 1934 or with  entities  which may  otherwise  offer the  Policies  that are exempt from such  registration.  In  addition,  ASM may offer
Policies  directly to potential  purchasers.  Generally  the maximum  initial  commission  to be paid on premiums  received is 7.0%.
However,  we may pay higher amounts under certain situations.  In addition,  a portion of compensation may be paid from time to time based on all or a  portion  of  either  the  Account  Value  or the Cash  Value.  We  reserve  the  right to base  commissions  from time-to-time  on the investment  options  chosen by Owners,  including  investment  options that may be deemed our  "affiliates"  or
"affiliates" of ASM under the Investment Company Act of 1940.

We may pay an on-going  service fee in relation to  providing  certain  statistical  information  upon  request by Owners  about the investment  options and the  Portfolios.  We may make the fee payable to the service  providers based on either the Account Value or
Cash Value of Policies.  Under most  circumstances,  we will engage the  broker-dealer  of record for your Policy,  or the entity of record if such entity could offer Policies without  registration as a broker-dealer  (i.e.  certain banks),  to be your resource for the  statistical  information,  and to be  available  upon your request to both  provide and explain  such  information  to you. The broker-dealer  of record or the entity of record is the firm which sold you the Policy,  unless later  changed.  Some portion of the fee we pay for this service may be payable to your representative.

We may structure  on-going sales  compensation and the on-going service fees such that no fee is payable based on the value in Fixed
Allocations.  If that were to occur, it is possible that your  representative  may receive  on-going service fee  compensation,  but only in relation to value maintained in variable investment options.

From time to time,  as  permitted  by law, we may promote the sale of our products  such as the  Policies  offered  pursuant to this
Prospectus through programs of non-cash rewards to registered  representatives of participating  broker-dealers.  We may withdraw or alter such promotions at any time.

To the extent permitted,  we may advertise  certain  information  regarding the performance of the investment  options that does not take into  consideration the effect of the deductions for taxes, the cost of insurance  charges,  the sales charge or the contingent deferred sales charge.  This  performance  information may help you review the  performance of the investment  options and provide a basis for comparison  between the Policy's  investment  options.  This information may be less useful when comparing the performance of the investment  options with the performance of investment  options provided in other variable life policies because each plan of life insurance will have its own applicable  charges.  This information is even less useful in comparing  performance to that of any savings or investment vehicle, rather than variable life insurance.

Performance  information on the Sub-accounts is based on past performance  only and is no indication of future  performance.  Actual performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the  maturities of the  investments  held by the
Portfolios and upon prevailing  market  conditions and the response of the Portfolios to such  conditions.  Actual  performance will also depend on changes in the expenses of the  Portfolios.  Such changes are reflected,  in turn, in the  Sub-accounts  which invest in such  Portfolios.  In addition,  the charges  deducted from your Account Value and those assessed  against each  Sub-account will affect performance.

Certain of the Portfolios  existed prior to the inception of the  Sub-accounts  available under the Policy.  To the extent permitted by applicable law,  performance  quoted in advertising  regarding such Sub-accounts may indicate periods during which the Portfolios have been in existence but prior to the inception of the  Sub-account(s)  or the initial offering of the Policies.  Such performance is considered  hypothetical  historical  performance  because the  Sub-accounts  did not exist during the period the performance was achieved.  Such  hypothetical  historical  performance is calculated using the same assumptions  employed in calculating  historical performance  since inception of the  Sub-accounts.  Any such  historical  performance  will be based on  assumptions.  These include assumptions  regarding:  (a) the Age, tobacco usage class, risk class and gender, where applicable,  of an Insured or Insureds;  (b)
the amount and timing of Premium payments,  the Specified Amount,  the Death Benefit Option and the Policy Date; and (c) assumptions about a lack of transfers,  loans,  loan repayments and withdrawals as well as no changes to the Specified  Amount and Death Benefit
Option during the period for which performance is quoted.

American Skandia Life Assurance  Corporation may advertise its rankings and/or ratings by independent  financial  ratings  services.
Such rankings may help you in evaluating our ability to meet our obligations in relation to Fixed  Allocations,  pay Death Proceeds, make  payments  under any  settlement  options or  administer  Policies.  Such  rankings and ratings do not reflect or relate to the performance of Separate Account F or the underlying Portfolios.

                                                           ILLUSTRATIONS

It is impossible to illustrate  exactly how a Policy will perform in the future.  However,  you may better  understand  how a Policy works, and may be able to better compare a Policy with other life insurance plans,  using  hypothetical  illustrations  based on the personal  characteristics  of the  Insured(s)  as well as certain  assumptions  about the future.  The Company  will  furnish,  upon request and at no charge,  a personalized  hypothetical  illustrations  based on: (a) the Age(s) of the Insured(s);  (b) the tobacco usage class and expected risk class(es) of the Insured(s);  (c) the gender of the  Insured(s),  where  permitted;  (d) the Specified
Amount you seek;  (e) which  Death  Benefit  Option (A or B) is to apply;  and (f) the amount and timing of  Premiums  you intend to pay. Where  applicable,  the Company will also furnish upon request an illustration  for a Policy that is not affected by the sex of the Insured.

When requested,  personalized hypothetical  illustrations provided by the Company will be based, as appropriate,  on the methodology and format of the  hypothetical  illustrations  that the Company has included in its registration  statement for the Policy.  Please refer to the section of the  Prospectus  entitled "How can I find out more about this offer?" The  hypothetical  illustrations  show the changes in the Death Benefit, Account Value and Cash Value over time based on certain assumptions, including:

|X|   Hypothetical  average annual gross rates of return in the Portfolios of 0%, 6% and 12%. To the extent  permitted by NASD rules and other applicable laws and regulations,  we may also provide  personalized  hypothetical  illustrations  based on actual historical performance of one or more of the Portfolios.

|X|   Hypothetical  constant  expense ratios of 1.23% for the  Portfolios,  which is the average of the actual total annual expenses for all  available  Portfolios  as of December 31,  2000.  The total annual  expenses for the  underlying  mutual funds are shown  in the  section  entitled  "Summary  of Costs -  Underlying  Mutual  Fund  Portfolio  Annual  Expenses."  The  1.23%
         hypothetical  expense  ratio,  when  deducted  from  the  hypothetical  average  annual  gross  rates  of  return  equals a hypothetical  average annual net rate of return of -1.23%,  4.77%,  10.77%  respectively.  To the extent  permitted by NASD rules and other applicable laws and  regulations,  we may also provide  personalized  hypothetical  illustrations  based on different assumptions of underlying mutual fund expenses.

|X|   The  mortality and expense risk charge  assessed  against the assets in the Separate  Account at an annualized  rate of 0.90%.
         The charge for administrative expenses connected with operating the Separate Account is 0.25% per year.

|X|   The cost of insurance  charges  under the Policy that differ by gender,  tobacco  usage class and attained age, as well as all other charges that apply.

                                                  EXECUTIVE OFFICERS AND DIRECTORS

Our executive officers,  directors and certain significant  employees,  their ages, positions with us and principal  occupations are indicated  below.  The  immediately  preceding  work  experience  is provided for officers  that have not been  employed by us or an affiliate for at least five years as of the date of this Prospectus.

Name/                                                         Position with American Skandia
Age                                                           Life Assurance Corporation                        Principal Occupation
---                                                           --------------------------                        --------------------

Patricia J. Abram                                             Senior Vice President                           Senior Vice President:
49                                                            and Director (since September, 2000)                 American Skandia
                                                                                                             Marketing, Incorporated

Ms.  Abram joined us in 1998.  She  previously  held the  position of Senior Vice  President,  Chief  Marketing  Officer with Mutual
Service Corporation.  Ms. Abram was employed there since 1982.

Lori Allen                                                    Vice President                                         Vice President:
31                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Robert M. Arena                                               Vice President                                         Vice President:
32                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Gordon C. Boronow                                             Deputy Chief Executive Officer         Deputy Chief Executive Officer:
48                                                            and Director (since July, 1991)                  American Skandia Life
                                                                                                               Assurance Corporation

Robert W. Brinkman                                            Senior Vice President                           Senior Vice President:
36                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Malcolm M. Campbell                                           Director (since July, 1991)                 Director of Operations and
45                                                                                                     Chief Actuary, Assurance and
                                                                                                        Financial Services Division:
                                                                                                      Skandia Insurance Company Ltd.

Carl Cavaliere                                                Vice President                                         Vice President:
38                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Cavaliere joined us in 1998.  He previously held the position of Director of Operations with Aetna, Inc. since 1989.

Y.K. Chan                                                     Senior Vice President                            Senior Vice President
43                                                            and Director (since September, 2000)    and Chief Information Officer:
                                                                                                        American Skandia Information
                                                                                                 Services and Technology Corporation

Mr. Chan joined us in 1999. He  previously  held the position of Chief  Information  Officer with E.M.  Warburg  Pincus from January
1995 until April 1999 and the position of Vice President,  Client Server  Application  Development  with Scudder,  Stevens and Clark from January 1991 until January 1995.

Lucinda C. Ciccarello                                         Vice President                                         Vice President:
42                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Ms.  Ciccarello  joined us in 1997.  She  previously  held the position of Assistant Vice President with Phoenix Duff & Phelps since
1984.

Lincoln R. Collins                                            Senior Vice President                           Senior Vice President:
40                                                            Director (since February, 1996)                  American Skandia Life
                                                                                                               Assurance Corporation

Tim Cronin                                                    Vice President                                         Vice President:
35                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Cronin joined us in 1998.  He previously  held the position of  Manager/Client  Investor with Columbia  Circle  Investors  since
1995.

Harold Darak                                                  Vice President                                         Vice President:
40                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Darak joined us in 1999.  He  previously  held the position of  Consultant/Senior  Manager with Deloitte & Touche since 1998 and the positions of Second Vice President with The Guardian since 1996 and The Travelers from October, 1982 until December, 1995.

Wade A. Dokken                                                President and Chief Executive Officer                    President and
41                                                            and Chairman of the Board                     Chief Executive Officer:
                                                                                                              American Skandia, Inc.

Elaine C. Forsyth                                             Vice President                                         Vice President:
39                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Larisa Gromyko                                                Director, Insurance Compliance         Director, Insurance Compliance:
54                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Maureen Gulick                                                Director, Business Operations           Director, Business Operations:
38                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Ian Kennedy                                                   Senior Vice President                           Senior Vice President:
53                                                            and Director (since September, 2000)                  American Skandia
                                                                                                             Marketing, Incorporated

Mr. Ian Kennedy  joined us in 1998. He previously was  self-employed  since 1996 and held the position of Vice  President,  Customer
Service with SunLife of Canada from September, 1968 to August, 1995.

N. David Kuperstock                                           Vice President                                         Vice President:
49                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Robert K. Leach                                               Vice President and                                     Vice President,
46                                                            Chief Actuary                                           Chief Actuary:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Robert K. Leach joined us in 2000.  He  previously  was employed in the U.S.  Retirement  Products and Services  Division of Sun
Life of Canada and held the position of Vice President, Finance and Product.

Thomas M. Mazzaferro                                          Executive Vice President and              Executive Vice President and
48                                                            Chief Financial Officer,                      Chief Financial Officer:
                                                              Director (since September, 1994)                 American Skandia Life
                                                                                                               Assurance Corporation

Gunnar J. Moberg                                              Director (since October, 1994)         Director - Marketing and Sales,
46                                                                                                          Assurances and Financial
                                                                                                                  Services Division:
                                                                                                      Skandia Insurance Company Ltd.

David R. Monroe                                               Senior Vice President,                          Senior Vice President,
39                                                            Treasurer and                                            Treasurer and
                                                              Corporate Controller                             Corporate Controller:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Michael A. Murray                                             Senior Vice President                           Senior Vice President:
32                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Polly Rae                                                     Vice President                                         Vice President:
38                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Rebecca Ray                                                   Vice President                                  Senior Vice President:
45                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Ms. Ray joined us in 1999.  She  previously  held the position of First Vice President  with  Prudential  Securities  since 1997 and
Vice President with Merrill Lynch since 1995.

Rodney D. Runestad                                            Vice President                                         Vice President:
51                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Hayward L. Sawyer                                             Senior Vice President                           Senior Vice President:
56                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Lisa Shambelan                                                Vice President                                         Vice President:
35                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Karen Stockla                                                 Vice President                                         Vice President:
34                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Ms.  Stockla  joined us in 1998.  She  previously  held the position of Manager,  Application  Development  with Citizens  Utilities
Company since 1996 and HRIS Tech Support Representative with Yale New Haven Hospital since 1993.

William H. Strong                                             Vice President                                         Vice President:
57                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Strong joined us in 1997. He previously  held the position of Vice President with American  Financial  Systems from June 1994 to
October 1997 and the position of Actuary with Connecticut Mutual Life from June 1965 to June 1994.

Guy Sullivan                                                  Vice President                                         Vice President:
40                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Sullivan  joined us in 2000. He previously  held the positions of Managing  Director,  Wholesale  Distribution  with  Allmerica
Financial Services since 1999 and Managing Director and Member of the Executive Committee with Putnam Investments since 1995.

Leslie S. Sutherland                                          Vice President                                         Vice President:
47                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Amanda C. Sutyak                                              Vice President                                         Vice President:
43                                                            Director (since July, 1991)                      American Skandia Life
                                                                                                               Assurance Corporation

Christian W. Thwaites                                         Senior Vice President                           Senior Vice President:
43                                                            and Director (since September, 2000)                  American Skandia
                                                                                                             Marketing, Incorporated

Mary Toumpas                                                  Vice President                                      Vice President and
49                                                                                                              Compliance Director:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Ms.  Toumpas joined us in 1997. She  previously  held the position of Assistant  Vice  President  with Chubb  Life/Chubb  Securities since 1973.

Bayard F. Tracy                                               Senior Vice President and                       Senior Vice President:
53                                                            Director (since September, 1994)                      American Skandia
                                                                                                             Marketing, Incorporated

Deborah G. Ullman                                             Senior Vice President                           Senior Vice President:
46                                                            and Director (since September, 2000)             American Skandia Life
                                                                                                               Assurance Corporation

Ms. Ullman joined us in 1998.  She previously held the position of Vice President with Aetna, Inc. since 1977.

Jeffrey M. Ulness                                             Vice President                                         Vice President:
40                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Kirk Wickman                                                  General Counsel                                       General Counsel:
44                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Wickman joined us in 2001. He previously  held the position of Senior Vice  President and General  Counsel with Aetna  Financial
Services since 1992.

Brett M. Winson                                               Senior Vice President and                       Senior Vice President:
45                                                            Director (since March 2000)                     American Skandia, Inc.

Mr. Winson joined us in 1998.  He previously held the position of Senior Vice President with Sakura Bank, Ltd. since 1990.

                                            AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                               INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Shareholder of American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the  consolidated  statements of financial  condition of American  Skandia Life Assurance  Corporation (the
"Company" which is a wholly-owned  subsidiary of Skandia  Insurance Company Ltd.) as of December 31, 2000 and 1999, and the
related  consolidated  statements  of  operations,  shareholder's  equity and cash flows for the three  year  period  ended
December 31, 2000.  These  consolidated  financial  statements  are the  responsibility  of the Company's  management.  Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance  with auditing  standards  generally  accepted in the United States.  Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the amounts and disclosures in the financial  statements.  An audit also includes  assessing the accounting  principles used and significant  estimates made by  management,  as well as  evaluating  the overall  financial  statement  presentation.  We believe  that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly,  in all material  respects,  the consolidated financial  position of American  Skandia Life Assurance  Corporation  at December 31, 2000 and 1999,  and the  consolidated results of their  operations  and their cash flows for each of the three  years in the period  ended  December  31, 2000 in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young

February 2, 2001
Hartford, Connecticut

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                      Consolidated Statements of Financial Condition
                                                      (in thousands)

                                        See notes to consolidated financial statements.

                                                                             As of December 31,
                                                                          2000                        1999
                                                                     ---------------            ----------------
ASSETS
------

Investments:
  Fixed maturities - at fair value                                          285,708             $       198,165                                                                                $
  Fixed maturities - at amortized cost                                                                    3,360
                                                                                  -
  Equity securities - at fair value                                          20,402                      16,404
  Derivative instruments
                                                                              3,015                         189
  Policy loans                                                                3,746                       1,270
                                                                      --------------              --------------
                                                                      --------------              --------------

    Total investments                                                       312,871                     219,388

Cash and cash equivalents                                                    76,499                      89,212
Accrued investment income                                                     5,209                       4,054
Deferred acquisition costs                                                1,398,192                   1,087,705
Reinsurance receivable                                                        3,642                       4,062
Receivable from affiliates                                                    3,327
                                                                                                              -
Income tax receivable
                                                                             34,620                           -
Income tax receivable - deferred                                                                         51,726
                                                                                  -
State insurance licenses                                                      4,113                       4,263
Fixed assets                                                                 10,737                       3,305
Other assets                                                                 96,403                      36,698
Separate account assets                                                  29,757,092                  29,381,166
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

  Total assets                                                       $   31,702,705             $    30,881,579
                                                                     ===============            ================
                                                                     ===============            ================

LIABILITIES AND SHAREHOLDER'S EQUITY
------------------------------------

Liabilities:
Reserves for future insurance policy and contract benefits                  135,545             $        73,292                                                                                $
Drafts outstanding                                                           63,758                      51,059
Accounts payable and accrued expenses                                       137,040                     158,590
Income tax payable                                                                                       24,268
                                                                                  -
Income tax payable - deferred
                                                                              8,949                           -
Payable to affiliates
                                                                                  -                      68,736
Future fees payable to parent                                               934,410
                                                                                                        576,034
Short-term borrowing                                                         10,000                      10,000
Surplus notes                                                               159,000                     179,000
Separate account liabilities                                             29,757,092                  29,381,166
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

  Total liabilities                                                      31,205,794                  30,522,145
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
    issued and outstanding                                                    2,500                       2,500
Additional paid-in capital                                                  287,329                     215,879
Retained earnings                                                           205,979                     141,162
Accumulated other comprehensive income (loss)                                 1,103                       (107)
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

    Total shareholder's equity                                              496,911                     359,434
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

    Total liabilities and shareholder's equity                           31,702,705             $    30,881,579                                                                                $
                                                                     ===============            ================

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                           Consolidated Statements of Operations
                                                      (in thousands)

                                        See notes to consolidated financial statements.

                                                                        For the Year Ended December 31,
                                                                   2000                  1999                 1998
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

REVENUES
--------

Annuity and life insurance charges and fees                  $                     $                    $
                                                                     424,578              289,989              186,211
Fee income                                                           130,610               83,243               50,839
Net investment income                                                 11,656               10,441               11,130
Premium income                                                         3,118                1,278                  874
Net realized capital (losses) gains                                    (688)                  578                   99
Other                                                                  2,348                1,832                  387
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

  Total revenues                                                     571,622              387,361              249,540
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

EXPENSES
--------

Benefits:
  Annuity and life insurance benefits                                    751                  612                  558
  Change in annuity and life insurance policy reserves                45,018                3,078                1,053
  Cost of minimum death benefit reinsurance
                                                                           -                2,945                5,144
  Return credited to contractowners                                    9,046               (1,639)              (8,930)
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

                                                                      54,815                4,996              (2,175)

Expenses:
  Underwriting, acquisition and other insurance
    expenses                                                         335,213              206,350              167,790
  Interest expense                                                    85,998               69,502               41,004
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

                                                                     421,211              275,852              208,794
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

  Total benefits and expenses                                        476,026              280,848              206,619
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

    Income from operations before income tax                          95,596              106,513               42,921

      Income tax expense
                                                                      30,779               30,344                8,154
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

        Net income                                           $                     $                    $
                                                                      64,817               76,169               34,767
                                                             ================      ===============      ===============
                                                             ================      ===============      ===============

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                      Consolidated Statements of Shareholder's Equity
                                                      (in thousands)

                                      See notes to consolidated financial statements.

                                                                   For the Year Ended December 31,
                                                               2000                 1999                  1998
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Common stock:
  Beginning balance                                      $                   $                     $
                                                                  2,500                 2,000                 2,000
  Increase in par value
                                                                      -                   500                     -
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance
                                                                  2,500                 2,500                 2,000
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Additional paid in capital:
  Beginning balance                                             215,879               179,889               151,527
  Transferred to common stock
                                                                      -                  (500)                    -
  Additional contributions                                       71,450                36,490                28,362
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance                                              287,329               215,879               179,889
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Retained earnings:
  Beginning balance                                             141,162                64,993                30,226
  Net income                                                     64,817                76,169                34,767
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance                                              205,979               141,162                64,993
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Accumulated other comprehensive income (loss):
  Beginning balance
                                                                  (107)                 3,535                   668
  Other comprehensive income (loss)
                                                                  1,210                (3,642)                2,867
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance
                                                                  1,103                 (107)                 3,535
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

      Total shareholder's equity                         $                   $                     $
                                                                496,911               359,434               250,417
                                                         ===============     =================     =================
                                                         ===============     =================     =================

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                           Consolidated Statements of Cash Flow
                                                      (in thousands)

                                      See notes to consolidated financial statements.

                                                                        For the Year Ended December 31,
                                                                  2000               1999                1998
                                                             -------------      --------------      -------------

Cash flow from operating activities:
  Net income                                                 $                  $                   $
                                                                   64,817              76,169             34,767
  Adjustments to reconcile net income to net
    cash used in operating activities:
      Amortization and depreciation
                                                                    7,565               1,495                251
      Deferred tax expense
                                                                   60,023             (10,903)           (14,242)
      Change in unrealized losses on derivatives
                                                                  (2,935)               3,749                  -
      Increase in policy reserves
                                                                   50,892               4,367              1,130
      (Decrease) increase in payable to affiliates
                                                                 (72,063)              69,897                166
      Change in income tax payable/receivable
                                                                 (58,888)              17,611              7,704
      Increase in other assets
                                                                 (59,987)             (32,954)            (1,173)
      Increase in accrued investment income
                                                                  (1,155)             (1,174)              (438)
      Decrease in reinsurance receivable
                                                                      420                 129              2,152
      Net increase in deferred acquisition costs
                                                                (310,487)            (366,198)          (174,804)
      (Decrease) increase in accounts payable and accrued
expenses                                                         (21,550)              66,763             20,637
      Increase in drafts outstanding
                                                                   12,699              22,118              9,663
      Change in foreign currency translation, net
                                                                    (101)                 701                (22)
      Net realized capital gain on expiration of derivatives
                                                                    (500)                   -                  -
      Net realized capital losses (gains)
                                                                      688               (578)                (99)
                                                             -------------      --------------      -------------

        Net cash used in operating activities                    (330,562)          (148,808)           (114,308)

                                                             -------------      --------------      -------------

Cash flow from investing activites:
      Purchase of fixed maturity investments
                                                                (380,737)            (99,250)            (31,828)
      Proceeds from sale and maturity of fixed
        maturity investments
                                                                  303,736              36,226              4,049
      Purchase of derivatives
                                                                  (6,722)             (4,974)                  -
      Purchase of shares in mutual funds
                                                                 (18,136)            (17,703)             (7,158)
      Proceeds from sale of shares in mutual funds
                                                                   8,345              14,657               6,086
      Purchase of fixed assets
                                                                  (7,348)             (3,178)                (18)
      Increase in policy loans
                                                                  (2,476)               (701)                118
                                                             -------------      --------------      -------------

        Net cash used in investing activities
                                                                (103,338)            (17,703)            (28,751)
                                                             -------------      --------------      -------------

Cash flow from financing activities:
      Capital contribution from parent
                                                                   51,450              22,490              8,362
      Increase in future fees payable to parent, net
                                                                  358,376             207,056            135,944
      Net deposits to (withdrawals from) contractowner
        accounts                                                   11,361               5,872            (5,696)
--------------------------------------------------------------------------      --------------      -------------

        Net cash provided by financing activities
                                                                  421,187             235,418            138,610
                                                             -------------      --------------      -------------

          Net (decrease) increase in cash and cash
            equivalents
                                                                 (12,713)              11,687            (4,449)
          Cash and cash equivalents at beginning of period
                                                                   89,212              77,525             81,974
                                                             -------------      --------------      -------------

            Cash and cash equivalents at end of period       $                  $                   $
                                                                   76,499              89,212             77,525
                                                             =============      ==============      =============

     Income taxes paid                                       $                  $                   $
                                                                   29,644              23,637             14,651
                                                             =============      ==============      =============

      Interest paid                                          $                  $                   $
                                                                   85,551              69,697             35,588
                                                             =============      ==============      =============

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements
                                                     December 31, 2000

1.       ORGANIZATION AND OPERATION

         American Skandia Life Assurance  Corporation (the "Company") is a wholly-owned  subsidiary of American  Skandia,
         Inc. ("ASI") whose ultimate parent is Skandia Insurance Company Ltd., ("SICL") a Swedish Corporation.

         The Company  develops  long-term  savings and retirement  products which are distributed  through its affiliated broker/dealer company,  American Skandia Marketing,  Incorporated ("ASM"). The Company currently issues variable and term life  insurance and variable,  fixed,  market value adjusted and immediate  annuities for  individuals, groups and qualified pension plans.

         The Company has 99.9%  ownership  in Skandia  Vida,  S.A. de C.V.  ("Skandia  Vida")  which is a life  insurance company  domiciled in Mexico.  Skandia Vida had total  shareholder's  equity of $4,402,000  and $4,592,000 as of
         December 31, 2000, and 1999,  respectively.  The Company considers Mexico an emerging market and has invested in the Skandia Vida  operations  with the  expectation  of generating  profits from long-term  savings  products in future years.  As such,  Skandia Vida has generated net losses of $2,540,000,  $2,523,000 and $2,514,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         A.       Basis of Reporting
                  ------------------

                  The  accompanying  consolidated  financial  statements have been prepared in conformity with accounting principles  generally accepted in the United States.  Intercompany  transactions and balances have been eliminated in consolidation.

                  Certain  reclassifications  have been made to prior  year  amounts  to conform  with the  current  year presentation.

         B.       New Accounting Standard
                  -----------------------

                  The FASB has issued  Statement of Financial  Accounting  Standards No. 133,  "Accounting for Derivative
                  Instruments and Hedging  Activities",  as amended by SFAS 137 and SFAS 138 (collectively,  "SFAS 133").
                  SFAS 133 is  effective  for all fiscal  quarters of all fiscal  years  beginning  after June 15,  2000;
                  accordingly,  the Company  adopted SFAS 133 on January 1, 2001. This statement  establishes  accounting and reporting standards for derivative  instruments,  including certain derivative instruments embedded in other contracts,  and for hedging  activities.  SFAS No. 133 requires that all derivative  financial instruments  be measured at fair value and recognized in the statement of condition as either assets or liabilities.  Changes in the fair value of the  derivative  financial  instruments  will be reported in either earnings or comprehensive  income,  depending on the use of the derivative and whether or not it qualifies for hedge accounting.

                  Special hedge accounting  treatment is permitted only if specific criteria are met,  including that the hedging  relationship  be highly  effective both at inception and on an ongoing  basis.  Accounting for hedges  varies based on the type of hedge - fair value or cash flow.  Results of  effective  hedges are recognized in current  earnings for fair value hedges and in other  comprehensive  income for cash flow hedges. Ineffective portions of hedges are recognized immediately in earnings.

                                       AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  The  derivative  instruments  held by the  Company in 2000 and 1999  consisted  of equity  put  options utilized to manage the market risk and reserve  fluctuations  associated  with the  guaranteed  minimum death benefit  ("GMDB").  The adoption of SFAS No. 133 did not have a material  effect on the Company's financial statements.

C.       Investments

                  The  Company  has   classified  its  fixed  maturity   investments   as  either   held-to-maturity   or
                  available-for-sale.  Investments  classified as  held-to-maturity  are investments that the Company has the ability and intent to hold to  maturity.  Such  investments  are carried at amortized  cost.  Those investments  which are  classified  as  available-for-sale  are  carried at fair  value and  changes in unrealized gains and losses are reported as a component of other comprehensive income.

                  The Company has classified its mutual fund investments held in support of a deferred  compensation plan
                  (see Note 13) as  available-for-sale.  Such  investments  are  carried  at fair  value and  changes  in unrealized gains and losses are reported as a component of other comprehensive income.

                  Policy loans are carried at their unpaid principal balances.

                  Realized  gains and losses on disposal of  investments  are  determined by the specific  identification method and are included in revenues.

         D.       Derivative Instruments
                  ----------------------

                  The Company uses derivative  instruments  which consist of equity option  contracts for risk management purposes,  and not for trading or speculation.  The Company hedges the market value fluctuations of the
                  GMDB exposure  embedded in its policy  reserves.  Premiums paid on option  contracts are amortized into net investment  income over the terms of the contracts.  The options are carried at amortized cost plus
                  intrinsic   value,   if  any,  at  the  valuation  date.  An  option  has  intrinsic  value  if  it  is
                  "in-the-money."  For a put option to be  "in-the-money,"  the  exercise  price must be greater than the value of the  underlying  index.  Changes in intrinsic  value are recorded as a component of the change in annuity and life insurance policy reserves consistent with changes in the GMDB reserve.

E.       Cash Equivalents
         ----------------

                  The Company  considers all highly liquid time deposits,  commercial paper and money market mutual funds purchased with a maturity at date of acquisition of three months or less to be cash equivalents.

F.       Fair Values of Financial Instruments
         ------------------------------------

                  The methods and assumptions used to determine the fair value of financial instruments are as follows:

                  Fair values of fixed  maturities  with  active  markets are based on quoted  market  prices.  For fixed maturities  that trade in less active  markets,  fair values are obtained from an  independent  pricing service.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Fair values of investments in mutual funds are based on quoted market prices.

                  The intrinsic  value portion of the derivative  instrument is determined  based on the current value of the underlying index.

                  The carrying value of cash and cash equivalents  (cost)  approximates  fair value due to the short-term nature of these investments.

                  The carrying  value of  short-term  borrowings  (cost)  approximates  fair value due to the  short-term nature of these liabilities.

                  Fair values of certain financial  instruments,  such as future fees payable to parent and surplus notes are not readily determinable and are excluded from fair value disclosure requirements.

         G.       State Insurance Licenses
                  ------------------------

                  Licenses to do business in all states have been  capitalized  and  reflected at the  purchase  price of
                  $6,000,000  less  accumulated  amortization.  The  cost  of  the  licenses  is  being  amortized  on  a straight-line basis over 40 years.

         H.       Software Capitalization
                  -----------------------

                  The Company  capitalizes  certain costs  associated  with internal use software in accordance  with the
                  American  Institute  of  Certified  Public  Accountants   Statement  of  Position  98-1  ("SOP  98-1"),
                  "Accounting  for the Costs of Software  Developed  or Obtained for  Internal  Use.  The SOP,  which was adopted  prospectively as of January 1, 1999,  requires the capitalization of certain costs incurred in connection with developing or obtaining  internal use software.  Prior to the adoption of SOP 98-1, the
                  Company  expensed  all  internal use software  related  costs as incurred.  Details of the  capitalized software  costs,  which are  included in fixed  assets,  and related  amortization  for the years ended
                  December 31, are as follows:

                  (in thousands)                                              2000              1999
                                                                              ----              ----

                  Balance at beginning of year                               $2,920             $  -
                                                                             ------             ----

                  Software costs capitalized during the year                  4,804            3,035

                  Software costs amortized during the year                     (512)            (115)
                                                                               -----            -----

                                                                              4,292             2,920
                                                                              -----             -----

                  Balance at end of year                                     $7,212            $2,920
                                                                             ======            ======

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

         2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         I.       Income Taxes
                  ------------

                  The Company is included in the  consolidated  federal  income tax return and combined  state income tax return of an  upstream  company,  Skandia  AFS  Development  Holding  Corporation  and  certain  of its subsidiaries.  In  accordance  with the tax  sharing  agreement,  the  federal  and  state  income  tax provisions  are  computed on a separate  return basis as adjusted  for  consolidated  items such as net operating loss carryforwards.

                  Deferred  income  taxes  reflect  the net tax effects of  temporary  differences  between the  carrying amounts of assets and liabilities for financial  reporting purposes and the amounts used for income tax purposes.

         J.       Recognition of Revenue and Contract Benefits
                  --------------------------------------------

                  Revenues for variable  deferred  annuity  contracts  consist of charges against  contractowner  account values  for  mortality  and  expense  risks,  administration  fees,  surrender  charges  and an  annual maintenance fee per contract.  Benefit  reserves for variable annuity  contracts  represent the account value of the contracts and are included in the separate account liabilities.

                  Revenues for variable  immediate  annuity  contracts  with and without  life  contingencies  consist of certain  charges  against  contractowner  account  values  including  mortality  and expense  risks and administration  fees. Benefit reserves for variable  immediate annuity contracts  represent the account value of the contracts and are included in the separate account liabilities.

                  Revenues for market value  adjusted  fixed annuity  contracts  consist of separate  account  investment income  reduced by benefit  payments and changes in reserves in support of  contractowner  obligations, all of which are included in return credited to  contractowners.  Benefit  reserves for these contracts represent  the account  value of the  contracts,  and are included in the general  account  reserve for future contractowner benefits to the extent in excess of the separate account assets.

                  Revenues for immediate annuity contracts without life  contingencies  consist of net investment income.
                  Revenues for immediate  annuity  contracts with life  contingencies  consist of single premium payments recognized as annuity  considerations when received.  Benefit reserves for these contracts are based on the Society of Actuaries  1983 Table-a with  assumed  interest  rates that vary by issue year.  Assumed interest rates ranged from 6.25% to 8.25% at December 31, 2000 and 1999.

                  Revenues for variable life insurance contracts consist of charges against  contractowner account values for mortality and expense risk fees,  cost of insurance  fees,  taxes and  surrender  charges.  Certain contracts  also include  charges  against  premium to pay state  premium  taxes.  Benefit  reserves for variable life insurance  contracts represent the account value of the contracts and are included in the separate account liabilities.

                                       AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         K.       Deferred Acquisition Costs
                  --------------------------

                  The costs of acquiring new business,  which vary with and are  primarily  related to the  production of new  business,  are being  deferred,  net of  reinsurance.  These costs include  commissions,  costs of contract  issuance,  and certain  selling  expenses  that vary with  production.  These costs are being amortized  generally in proportion to expected gross profits from surrender  charges,  policy and asset based fees and  mortality  and expense  margins.  This  amortization  is adjusted  retrospectively  and prospectively  when  estimates  of current  and future  gross  profits to be  realized  from a group of products are revised.

                  Details of the deferred  acquisition  costs and related  amortization  for the years ended December 31, are as follows:

                          (in thousands)                                  2000             1999              1998
                                                                          ----             ----              ----

                  Balance at beginning of year                          $1,087,705       $721,507          $546,703
                                                                        ----------       --------          --------

                  Acquisition costs deferred during the year               495,103        450,059           261,432

                  Acquisition costs amortized during the year             (184,616)       (83,861)          (86,628)
                                                                          ---------      ------------       ---------

                                                                           310,487        366,198           174,804
                                                                     ----  -------        -------          --------

                  Balance at end of year                                $1,398,192     $1,087,705          $721,507
                                                                        ==========        ==========       ========

         L.       Reinsurance
                  -----------

                  The  Company  cedes   reinsurance   under  modified   co-insurance   arrangements.   These  reinsurance
                  arrangements  provide  additional  capacity  for growth in  supporting  the cash flow  strain  from the
                  Company's  variable  annuity and variable life insurance  business.  The  reinsurance is effected under quota share contracts.

                           The Company reinsured its exposure to market  fluctuations  associated with its GMDB liability in the first half of 1999 and in 1998.  Under this  reinsurance  agreement,  the Company ceded premiums of $2,945,000 and  $5,144,000;  received claim  reimbursements  of $242,000 and $9,000;  and,  recorded increases/(decreases) in reserves of ($2,763,000) and $323,000 in 1999 and 1998, respectively.

At December 31, 2000 and 1999, in accordance with the provisions of modified coinsurance agreements, the Company accrued $4,339,000 and $41,000, respectively, for amounts receivable from favorable reinsurance experience on certain blocks of variable annuity business.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         M.       Translation of Foreign Currency
                  -------------------------------

                  The financial  position and results of operations of Skandia Vida are measured  using local currency as the functional  currency.  Assets and liabilities are translated at the exchange rate in effect at each year-end.  Statements of income and  shareholder's  equity  accounts are translated at the average rate prevailing during the year.  Translation  adjustments  arising from the use of differing exchange rates from period to period are reported as a component of other comprehensive income.

         N.       Separate Accounts
                  -----------------

                  Assets and  liabilities  in Separate  Accounts  are included as separate  captions in the  consolidated statements of financial  condition.  Separate  Account assets  consist  principally of long term bonds, investments  in mutual funds,  short-term  securities and cash and cash  equivalents,  all of which are carried at fair value.  The  investments  are managed  predominately  through the Company's  investment advisory  affiliate,  American Skandia  Investment  Services,  Inc.  ("ASISI"),  utilizing various fund managers as sub-advisors.  The remaining  investments are managed by independent  investment firms. The contractowner  has the option of directing  funds to a wide  variety of mutual  funds.  The  investment risk on the  variable  portion of a  contract  is borne by the  contractowner.  A fixed  option  with a minimum  guaranteed  interest rate is also  available.  The Company is responsible  for the credit risk associated with these investments.

                  Included in Separate Account  liabilities are reserves of  $1,059,987,000  and $896,205,000 at December
                  31,  2000 and 1999,  respectively,  relating  to  annuity  contracts  for which  the  contractowner  is guaranteed a fixed rate of return.  Separate  Account  assets of  $1,059,987,000  and  $896,205,000  at
                  December  31,  2000 and 1999,  respectively,  consisting  of long term  bonds,  short-term  securities, transfers  due from the  general  account  and cash and cash  equivalents  are held in support of these annuity contracts, pursuant to state regulation.

         O.       Estimates
                  ---------

                  The preparation of financial statements in conformity with accounting  principles generally accepted in the United States  requires that  management  make estimates and  assumptions  that affect the reported amount of assets and  liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses during the reporting period.  The more significant  estimates and assumptions are related to deferred  acquisition  costs and involve policy lapses,  investment  return and  maintenance expenses.  Actual results could differ from those estimates.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

3.       COMPREHENSIVE INCOME

         The components of comprehensive income, net of tax, for the years ended December 31 were as follows:

                           (in thousands)                                            2000          1999        1998
                                                                                     ----          ----        ----

         Net income                                                                 $64,817       $76,169    $34,767
         Other comprehensive income:
            Unrealized investment (losses) gains on
                available for sale securities                                        (1,681)       (3,438)     2,801
            Reclassification adjustment for realized losses (gains)
                included in investment income                                         2,957          (660)        88
                                                                                   ---------  -----   ----- ----------
            Net unrealized gains (losses) on securities                               1,276        (4,098)     2,889

            Foreign currency translation                                                (66)          456        (22)
                                                                                    -------     ---------- -----------

         Other comprehensive income (loss)                                             1,210       (3,642)     2,867
                                                                                   ---------       -------    ------

         Comprehensive income                                                        $66,027      $72,527    $37,634
                                                                                    =======       =======     =======

         The components of accumulated other comprehensive income, net of tax, as of December 31 were as follows:

                     (in thousands)                                                    2000          1999
                                                                                       ----          ----

        Unrealized investment gains (losses)                                          $1,021         ($255)
        Foreign currency translation                                                      82           148
                                                                                      ------         ------

        Accumulated other comprehensive income (loss)                                 $1,103         ($107)
                                                                                      ======         ======

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS

         The  amortized  cost,  gross  unrealized  gains/losses  and  estimated  fair  value  of  available-for-sale  and held-to-maturity  fixed  maturities  and  investments in mutual funds as of December 31, 2000 and 1999 are shown below.  All securities held at December 31, 2000 and 1999 were publicly traded.

         Investments in fixed maturities as of December 31, 2000 consisted of the following:

                       (in thousands)                                     Available-for-Sale
                                                                          ------------------

                                                                           Gross              Gross
                                                        Amortized        Unrealized        Unrealized         Fair
                                                           Cost            Gains             Losses          Value
                                                           ----            -----             ------          -----

         U.S. Government obligations                       $206,041        $4,445             $ (11)        $210,475

         Foreign government obligations                       2,791           195                 -            2,986

         Obligations of state and political
            subdivisions                                        253             1                 -              254

         Corporate securities                                72,237         1,565            (1,809)          71,993
                                                             ------         -----            -------          ------

             Totals                                        $281,322        $6,206           $(1,820)        $285,708
                                                           ========        ======           ========        ========

         The amortized cost and fair value of fixed maturities,  by contractual  maturity, at December 31, 2000 are shown below.

                       (in thousands)                        Available-for-Sale
                                                             ------------------

                                                          Amortized           Fair
                                                            Cost             Value
                                                            ----             -----

         Due in one year or less                              $ 7,005           $ 7,018

         Due after one through five years                     157,111           158,344

         Due after five through ten years                     107,729           110,469

         Due after ten years                                    9,477             9,877
                                                             --------          ---------

            Total                                            $281,322          $285,708
                                                             ========          ========

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS  (continued)

         Investments in fixed maturities as of December 31, 1999 consisted of the following:

                        (in thousands)                                            Available-for-Sale
                                                                                  ------------------

                                                                            Gross             Gross
                                                          Amortized       Unrealized       Unrealized         Fair
                                                            Cost            Gains            Losses           Value
                                                            ----            -----            ------           -----

         U.S. Government obligations                      $ 81,183             $ -           $(678)          $ 80,505

         Obligations of state and political
            subdivisions                                       253               -              (3)               250

         Corporate securities                              121,859               -          (4,449)           117,410
                                                           -------                          -------           -------

             Totals                                       $203,295             $ -         $(5,130)          $198,165
                                                          ========             ===         ========          ========

                        (in thousands)                                            Held-to-Maturity
                                                                                  ----------------

                                                                            Gross             Gross
                                                          Amortized       Unrealized       Unrealized         Fair
                                                            Cost            Gains            Losses           Value
                                                            ----            -----            ------           -----

         U.S. Government obligations                       $1,105             $ -              $ (1)         $1,104

         Corporate securities                               2,255               -               (15)          2,240
                                                           -------             --               ----         ------

             Totals                                        $3,360             $ -              $(16)         $3,344
                                                           ======             ===              =====         ======

         Proceeds  from  sales of fixed  maturities  during  2000,  1999 and 1998  were  $302,632,000,  $32,196,000,  and
         $999,000,  respectively.  Proceeds from maturities during 2000, 1999 and 1998 were $1,104,000,  $4,030,000,  and
         $3,050,000, respectively.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS (continued)

        The cost, gross unrealized gains/losses and fair value of investments in mutual funds at December 31, 2000 and 1999 are shown below:

                    (in thousands)                                          Gross             Gross
                                                                         Unrealized        Unrealized         Fair
                                                            Cost            Gains            Losses           Value
                                                            ----            -----            ------           -----

         2000                                             $23,218           $ 372           $(3,188)           $20,402
                                                          =======           =====           ========           =======

         1999                                             $11,667          $4,763            $ (26)            $16,404
                                                          =======          ======            ======            =======

         Net realized investment gains (losses) were as follows for the years ended December 31:

                    (in thousands)                                           2000             1999            1998
                                                                             ----             ----            ----

         Fixed maturities:
           Gross gains                                                      $1,002            $ 253            $ -
           Gross losses                                                     (3,450)            (228)              (1)
         Investment in mutual funds:
           Gross gains                                                       1,913              990              281
           Gross losses                                                       (153)            (437)            (181)
                                                                          ---  -----     --    -----            -----

         Totals                                                             $ (688)           $ 578             $ 99
                                                                            =======           =====            ====

5.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31 were as follows:

                    (in thousands)                                           2000             1999            1998
                                                                             ----             ----            ----

         Fixed maturities                                                  $13,502           $ 9,461         $ 8,534
         Cash and cash equivalents                                            5,154            2,159           1,717
         Investment in mutual funds                                              99               32           1,013
         Policy loans                                                            97               31              45
         Derivative instruments                                              (6,939)          (1,036)              -
                                                                             -------          -------

         Total investment income                                             11,913           10,647          11,309

         Investment expenses                                                    257              206             179
                                                                             ------           ------          ------

         Net investment income                                              $11,656          $10,441         $11,130
                                                                           =======           =======         =======

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES

         The significant components of income tax expense for the years ended December 31 were as follows:

                       (in thousands)                                            2000             1999        1998
                                                                                 ----             ----        ----

         Current tax (benefit) expense                                         ($29,244)         $41,248      $22,384

         Deferred tax expense (benefit)                                          60,023          (10,904)     (14,230)
                                                                                -------         --------     -------

         Total income tax expense                                               $30,779          $30,344       $8,154
                                                                                 =======         =======       ======

         The tax effects of significant  items comprising the Company's  deferred tax balance as of December 31, 2000 and
         1999 are as follows:

                      (in thousands)                                                     2000                 1999
                                                                                         ----                 ----

         Deferred tax liabilities:
             Deferred acquisition costs                                              ($411,417)             ($321,873)
             Payable to reinsurers                                                     (29,985)               (26,733)
             Future contractowner benefits                                             (11,526)
                                                                                                           -
             Internal use software                                                      (2,524)
                                                                                                               (1,022)
             Policy fees                                                                (1,551)                (1,146)
             Net unrealized gains                                                         (550)
                                                                                                           -
             Foreign exchange translation                                                  (45)                   (80)
                                                                    ---------              ----  ---------        ----

             Total                                                                    (457,598)              (350,854)
                                                                                      ---------              ---------

         Deferred tax assets:
             Net separate account liabilities
                                                                                       421,662                333,521
             Future contractowner benefits
                                                                                             -                  3,925
             Other reserve differences
                                                                                         2,675                 39,645
             Deferred compensation
                                                                                        17,869                 18,844
             Surplus notes interest
                                                                                         5,536                  5,030
             Net unrealized losses
                                                                                             -                    137
             Other
                                                                                           907                  1,478
                                                                    --------               ---                  -----

             Total
                                                                                           -
                                                                                       448,649                402,580
                                                                                       -------                -------

             Income tax (payable) receivable - deferred                            ($   8,949)                $51,726
                                                                                    ===========               =======

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES (continued)

         The income tax expense was different from the amount computed by applying the federal  statutory tax rate of 35%
         to pre-tax income from continuing operations as follows:

                    (in thousands)                                                2000           1999           1998
                                                                                  ----           ----           ----

         Income (loss) before taxes
            Domestic                                                             $98,136      $109,036       $45,435
            Foreign                                                               (2,540)       (2,523)       (2,514)
                                                                                  -------    --- -------      -------
            Total                                                                 95,596       106,513        42,921

            Income tax rate                                                          35%            35%           35%
                                                                                -------         ------       --------

         Tax expense at federal statutory income tax rate                         33,459         37,280        15,022

         Tax effect of:
            Dividend received deduction                                           (7,350)        (9,572)       (9,085)
            Losses of foreign subsidiary                                             889            883           880

            Meals and entertainment                                                  841            664           487

            State income taxes                                                      (524)         1,071           673
            Other                                                                  3,464             18           177
                                                                                 --------     ----------     ---------

         Income tax expense                                                     $ 30,779       $ 30,344       $ 8,154
                                                                                ========       ========       =======

7.       COST ALLOCATION AGREEMENTS WITH AFFILIATES

         Certain  operating  costs  (including  personnel,  rental of office space,  furniture,  and equipment) have been charged to the Company at cost by American Skandia Information  Services and Technology  Corporation  ("ASIST"),
         an affiliated  company.  The Company has also charged  operating  costs to ASISI.  The total cost to the Company for these items was  $13,974,000,  $11,136,000,  and $7,722,000 for the years ended December 31, 2000,  1999 and
         1998,  respectively.  Income received for these items was  $11,186,000,  $3,919,000 and $1,355,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

         Beginning in 1999, the Company was reimbursed by ASM for certain  distribution related costs associated with the sales of business  through an  investment  firm where ASM serves as an  introducing  broker  dealer.  Under this agreement,  the expenses  reimbursed  were  $5,842,000  and $1,441,000 for the years ended December 31, 2000 and
         1999. As of December 31, 2000 and 1999,  amounts  receivable  under this  agreement  were $492,000 and $245,000, respectively.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO PARENT

         In a series of  transactions  with ASI,  the  Company  transferred  certain  rights to receive  future  fees and contract  charges  expected  to be  realized  on variable  portions  of  designated  blocks of deferred  annuity contracts.

         The proceeds from the transfers  have been  recorded as a liability and are being  amortized  over the remaining surrender  charge period of the designated  contracts  using the interest  method.  The Company did not transfer the right to receive future fees and charges after the expiration of the surrender charge period.

         In connection with these transactions,  ASI issued collateralized notes in private placements, which are secured by the rights to receive future fees and charges purchased from the Company.

         Under the terms of the  Purchase  Agreements,  the rights  transferred  provide for ASI to receive a  percentage
         (60%, 80% or 100% depending on the underlying  commission  option) of future  mortality and expense  charges and contingent  deferred  sales charges,  after  reinsurance,  expected to be realized over the remaining  surrender charge period of the designated contracts (6 to 8 years).

         Payments  representing  fees and charges in the aggregate amount of  $219,454,000,  $131,420,000 and $69,226,000 were made by the Company to the Parent for the years  ended  December  31,  2000,  1999 and 1998,  respectively.
         Related  interest  expense of  $70,667,000,  $52,840,000  and  $22,978,000 has been included in the statement of income for the years ended December 31, 2000, 1999 and 1998, respectively.

         The Commissioner of the State of Connecticut has approved the transfer of future fees and charges;  however,  in the event that the Company becomes subject to an order of liquidation or  rehabilitation,  the  Commissioner has the ability to stop the payments due to the Parent under the  Purchase  Agreement  subject to certain  terms and conditions.

         The present values of the transactions as of the respective effective date were as follows:

                              Closing      Effective          Contract Issue         Discount       Present
           Transaction         Date           Date                Period               Rate          Value
           -----------         ----           ----                ------               ----          -----

             1996-1           12/16/96         9/1/96        1/1/94  -   6/30/96       7.5%           $50,221
             1997-1            7/23/97         6/1/97        3/1/96  -   4/30/97       7.5%            58,767
             1997-2           12/30/97        12/1/97        5/1/95  -  12/31/96       7.5%            77,552
             1997-3           12/30/97        12/1/97        5/1/96  -  10/31/97       7.5%            58,193
             1998-1            6/30/98         6/1/98        1/1/97  -   5/31/98       7.5%            61,180
             1998-2           11/10/98        10/1/98        5/1/97  -   8/31/98       7.0%            68,573
             1998-3           12/30/98        12/1/98        7/1/96  -  10/31/98       7.0%            40,128
             1999-1            6/23/99         6/1/99        4/1/94  -   4/30/99       7.5%           120,632
             1999-2           12/14/99        10/1/99       11/1/98  -   7/31/99       7.5%           145,078
             2000-1            3/22/00         2/1/00        8/1/99  -   1/31/00       7.5%           169,459
             2000-2            7/18/00         6/1/00        2/1/00  -   4/30/00       7.25%           92,399
             2000-3           12/28/00        12/1/00        5/1/00  -  10/31/00       7.25%          107,291
             2000-4           12/28/00        12/1/00        1/1/98  -  10/31/00       7.25%          107,139

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO PARENT (continued)

         Expected payments of future fees payable to ASI as of December 31, 2000 are as follows:

                                                     Year Ended
               (in thousands)                        December 31,                          Amount
                                                     ------------                          ------

                                                         2001                             $164,892
                                                         2002                              169,511
                                                         2003                              165,626
                                                         2004                              151,516
                                                         2005                              128,053
                                                         2006 and thereafter               154,812
                                                                                           -------

                                                        Total                             $934,410
                                                                                          ========

9.       LEASES

         The Company  leases office space under a lease  agreement  established in 1989 with ASIST.  The Company  entered into a lease agreement for office space in Westminster,  Colorado,  effective January 1, 2001. Lease expense for
         2000, 1999 and 1998 was $6,593,000,  $5,003,000 and $3,588,000  respectively.  Future minimum lease payments per year and in aggregate as of December 31, 2000 are as follows:

                 (in thousands)          2001                              $6,487
                                         2002                               8,032
                                         2003                               8,098
                                         2004                               8,209
                                         2005                               8,756
                                         2006 and thereafter               51,922
                                                                       -----------

                                         Total                            $91,504
                                                                       ===========

10.      RESTRICTED ASSETS

         To comply with certain state insurance  departments'  requirements,  the Company maintains cash, bonds and notes on deposit with various  states.  The carrying value of these deposits  amounted to $4,636,000 and $4,868,000 as of December 31, 2000,  and 1999,  respectively.  These deposits are required to be maintained for the protection of contractowners within the individual states.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

11.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Statutory  basis  shareholder's  equity  was  $342,804,000  and  $286,385,000  at  December  31,  2000 and 1999,
         respectively.

         The statutory  basis net income for the year ended December 31, 2000 was  $11,550,000,  as compared to losses of
         $17,672,000 and $13,152,000 for the years ended December 31, 1999 and 1998, respectively.

         Under various state  insurance  laws, the maximum amount of dividends that can be paid to  shareholders  without prior approval of the state insurance  department is subject to restrictions  relating to statutory  surplus and net gain from operations.  At December 31, 2000, no amounts may be distributed without prior approval.

         On November 8, 1999,  the Board of  Directors  authorized  the Company to increase  the par value of its capital stock from $80 per share to $100 per share in order to comply  with  minimum  capital  levels as required by the
         California  Department  of  Insurance.  This  transaction  resulted in a  corresponding  decrease in paid in and contributed surplus of $500,000 and had no effect on capital and surplus.

12.      STATUTORY ACCOUNTING PRACTICES

         The National  Association of Insurance  Commissioners  ("NAIC") revised the Accounting  Practices and Procedures
         Manual in a process  referred to as  Codification.  The State of  Connecticut  has adopted the provisions of the revised manual,  which is effective January 1, 2001. The revised manual has changed, to some extent,  prescribed statutory  accounting  practices and will result in changes to the accounting practices that the Company uses to prepare its  statutory-basis  financial  statements.  The  adoption of the revised  accounting  practices is not expected to have a material adverse effect on the Company's statutory-basis capital and surplus.

13.      EMPLOYEE BENEFITS

         The Company has a 401(k) plan for which  substantially all employees are eligible.  Under this plan, the Company contributes 3% of salary for all  participating  employees and matches employee  contributions at a 50% level up to an additional  3% Company  contribution.  Company  contributions  to this plan on behalf of the  participants were $3,734,000, $3,164,000 and $2,115,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

         The Company has a deferred  compensation  plan,  which is available to the internal  field  marketing  staff and certain officers.  Company contributions to this plan on behalf of the participants were $399,000,  $193,000 and
         $342,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

         The Company and certain  affiliates  cooperatively  have a  long-term  incentive  program  under which units are awarded to  executive  officers  and other  personnel.  The Company and  certain  affiliates  also have a profit sharing program which benefits all employees below the officer level.  These programs  consist of multiple plans with new plans  instituted  each year.  Generally,  participants  must  remain  employed  by the  Company or its affiliates at the time such units are payable in order to receive any payments  under the programs.  The accrued liability  representing  the value of these units was  $31,632,000  and  $42,619,000 as of December 31, 2000 and
         1999,  respectively.  Payments  under these programs were  $13,542,000,  $4,079,000 and $2,407,000 for the years ended December 31, 2000, 1999, and 1998, respectively.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                 (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

14.      REINSURANCE

         The effect of reinsurance for the years ended December 31, 2000, 1999 and 1998 is as follows:

         (in thousands)                                       2000
                                                              ----

                                Annuity and Life Insurance   Change in Annuity and Life          Return Credited
                                     Charges and Fees                 Insurance                to Contractowners
                                     ----------------                                          -----------------
                                                                   Policy Reserves
                                                                   ---------------

        Gross                            $477,802                      $45,784                      $13,607
        Ceded                             (53,224)                        (766)                      (4,561)
                                         --------                       ------                      -------
        Net                              $424,578                      $45,018                      $ 9,046
                                         ========                      =======                      =======

                                                           1999
                                                           ----

                                Annuity and Life Insurance   Change in Annuity and Life          Return Credited
                                     Charges and Fees                 Insurance                to Contractowners
                                     ----------------                                          -----------------
                                                                   Policy Reserves
                                                                   ---------------

        Gross                            $326,670                       $4,151                      ($1,382)
        Ceded                             (36,681)                      (1,073)                        (257)
                                         --------                      -------                        -----
        Net                              $289,989                       $3,078                      ($1,639)
                                         ========                       ======                      ========

                                                           1998
                                                           ----

                                Annuity and Life Insurance   Change in Annuity and Life          Return Credited
                                     Charges and Fees                 Insurance                to Contractowners
                                     ----------------                                          -----------------
                                                                   Policy Reserves
                                                                   ---------------

        Gross                            $215,425                       $ 691                       ($8,921)
        Ceded                             (29,214)                        362                            (9)
                                         --------                         ---                      ---------
        Net                              $186,211                      $1,053                       ($8,930)
                                         ========                      ======                       ========

         In December 2000, the Company entered into a modified  coinsurance  agreement with SICL effective  January 1996.
         During 2000, ceded premiums received net of commission  expenses and reserve  adjustments were  $10,360,000.  At
         December 31, 2000, $6,109,000 was payable to SICL under this agreement.

         Such ceded  reinsurance  does not relieve the Company of its obligations to  policyholders.  The Company remains liable to its  policyholders  for the  portion  reinsured  to the extent  that any  reinsurer  does not meet its obligations assumed under the reinsurance agreements.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

15.      SURPLUS NOTES

The Company has issued surplus notes to its Parent in exchange for cash.  Surplus notes outstanding as of December 31, 2000 and 1999 were as follows:

              (in thousands)
                                                                                            Interest for the
         ---------------------------------
                                            Interest       2000         1999           Years Ended December 31,
         ---------------------------------
                 Issue Date                   Rate        Amount       Amount         2000       1999        1998
                 ----------                   ----        ------       ------         ----       ----        ----
         ---------------------------------

         ---------------------------------
         December 29, 1993                   6.84%              -               -           -           -       1,387

         ---------------------------------
         February 18, 1994                   7.28%                         10,000         732         738         738
                                                      -
         ---------------------------------
         March 28, 1994                      7.90%                         10,000         794         801         801
                                                      -
         ---------------------------------
         September 30, 1994                  9.13%          15,000         15,000       1,392       1,389       1,389
         ---------------------------------
         December 28, 1994                   9.78%                              -           -       1,308       1,388
                                                           -
         ---------------------------------
         December 19, 1995                   7.52%          10,000         10,000         765         762         762
         ---------------------------------
         December 20, 1995                   7.49%          15,000         15,000       1,142       1,139       1,139
         ---------------------------------
         December 22, 1995                   7.47%           9,000          9,000         684         682         682
         ---------------------------------
         June 28, 1996                       8.41%          40,000         40,000       3,420       3,411       3,411
         ---------------------------------
         December 30, 1996                   8.03%          70,000         70,000       5,715       5,698       5,699
                                                      ---   ------  ---    ------ ---   ----- ---   ----- ---   -----
         ---------------------------------

         Total                                            $159,000       $179,000     $14,644     $15,928     $17,396
                                                          ========       ========     =======     =======     =======
         ---------------------------------

         Surplus notes for  $10,000,000  dated February 18, 1994 and  $10,000,000  dated March 28, 1994 were converted to additional  paid-in  capital on December 27, 2000. A surplus note for  $14,000,000  dated  December 28, 1994 was converted to  additional  paid-in  capital on December 10, 1999.  All surplus  notes mature seven years from the issue date.

         Payment of interest  and  repayment of principal  for these notes is subject to certain  conditions  and require approval by the Insurance  Commissioner of the State of Connecticut.  At December 31, 2000 and 1999, $15,816,000
         and  $14,372,000,  respectively,  of accrued  interest on surplus notes was not approved for payment under these criteria.

16.      SHORT-TERM BORROWING

         The  Company  had a  $10,000,000  short-term  loan  payable to ASI at  December  31,  2000 and 1999 as part of a revolving  loan  agreement.  The loan has an  interest  rate of 7.13% and matures on March 12,  2001.  The total interest  expense to the Company was $687,000,  $585,000 and $622,000 and for the years ended December 31, 2000,
         1999 and 1998,  respectively.  Accrued  interest  payable was  $222,000 and $197,000 as of December 31, 2000 and
         1999, respectively.

17.      CONTRACT WITHDRAWAL PROVISIONS

         Approximately  99% of the Company's  separate  account  liabilities are subject to  discretionary  withdrawal by contractowners  at market value or with market value  adjustment.  Separate  account assets which are carried at fair value are adequate to pay such withdrawals  which are generally  subject to surrender  charges ranging from
         10% to 1% for contracts held less than 10 years.

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

18.      SEGMENT REPORTING

         In recent years, in order to complete the array of products  offered by the Company and its affiliates to meet a wide variety of financial planning,  the Company developed the variable life insurance and qualified  retirement plan annuity  products.  Assets under  management and sales for the products other than variable  annuities have not been  significant  enough to warrant full segment  disclosures as required by SFAS 131,  "Disclosures  about
         Segments of an Enterprise and Related Information."

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                  Notes to Consolidated Financial Statements (continued)

19.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         The following table summarizes information with respect to the operations of the Company on a quarterly basis:

        (in thousands)                                                       Three months Ended

                                                            March 31     June 30      September 30     December 31
                                                            --------     -------      ------------     -----------
        2000
        Premiums and other insurance
           revenues                                        $137,255       $139,317           $147,923         $136,159
        Net investment income                                 2,876          3,628              4,186              966

        Net realized capital gains (losses)                     729         (1,436)              (858)             877
                                                            -------        -------             -----           -------
        Total revenues                                      140,860         141,509            151,251         138,002
        Benefits and expenses                               106,641         121,356            137,514         110,515
                                                            -------        --------           --------         -------
        Pre-tax net income                                   34,219          20,153             13,737          27,487

        Income taxes                                         10,038           5,225              3,167          12,349
                                                             ------         ---------          ------          ------

        Net income                                          $24,181         $14,928            $10,570         $15,138
                                                            =======         =======            =======         =======

        1999
        Premiums and other insurance
           revenues                                          $78,509         $88,435           $97,955        $111,443
        Net investment income                                  2,654           2,842             2,735           2,210

        Net realized capital gains                               295              25               206              52
                                                             -------       ---------           -------       ---------

        Total revenues                                        81,458          91,302           100,896         113,705
        Benefits and expenses                                 64,204          67,803            71,597          77,244
                                                              ------        ---------          -------          ------

        Pre-tax net income                                    17,254           23,499           29,299          36,461

        Income taxes                                           3,844            7,142            7,898          11,460
                                                              ------           ------        ----------         -------

        Net income                                          $ 13,410        $ 16,357          $ 21,401        $ 25,001
                                                            ========        ========          ========        ========

        1998
        Premiums and other insurance
           revenues                                          $50,593        $57,946             $62,445        $67,327
        Net investment income                                  3,262          2,410               2,469          2,989

        Net realized capital gains (losses)                      156             13                 (46)           (24)
                                                             -------        --------             -------       --------

        Total revenues                                        54,011         60,369              64,868         70,292
        Benefits and expenses                                 46,764         42,220              48,471         69,164
                                                              ------         ------              -------        -------
        Pre-tax net income                                     7,247         18,149              16,397          1,128
        Income taxes                                           1,175          4,174               2,223            582
                                                               -----          -----              ------        -------

        Net income                                            $6,072        $13,975             $14,174       $    546
                                                              ======        =======             =======        ========

                      FINANCIAL STATEMENTS FOR AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT F

                                                                                                           Independent Auditor's Report

To the Contractowners of
       American Skandia Life Assurance Corporation
       Variable Account F and the
       Board of Directors and Shareholder of
       American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the accompanying  statement of assets and contractowners'  equity of the fifty-four  sub-accounts of American Skandia Life Assurance  Corporation Variable Account F, referred to in Note 1, as of December 31, 2000 and 1999, and the related statement of operations for the year ended December 31, 2000 and statements of changes in net assets for the years ended December 31, 2000 and 1999. These financial  statements are the  responsibility of the Company's  management.
Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States.  Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis, evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements referred to above present fairly, in all material respects,  the financial position of the fifty-four  sub-accounts of American Skandia Life Assurance  Corporation  Variable Account F, referred to in
Note 1, at December 31, 2000, the results of their operations for the year then ended, and changes in their net assets for the years ended December 31, 2000 and 1999 in conformity with accounting  principles  generally  accepted in the United
States.

                                                                                                                                                                  /s/Ernst & Young

Hartford, Connecticut
February 2, 2001

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENT OF ASSETS AND CONTRACTOWNERS' EQUITY
AS OF DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------------------    -----------------------------------------------------------------------------------

                                        ASSETS                                                                                          LIABILITIES

Investment in mutual funds at market value ( Note 2 ):
      American Skandia Trust ( AST ):                                                                                    Payable to American Skandia Trust                                        $ 194,423
                                                                                                                                                                                             ---------------
            AIM International Equity Portfolio - 59,626 shares ( cost $1,307,094)                        $ 1,314,167                               Total Liabilities                                194,423
            AIM Balanced Portfolio - 110,516 shares ( cost $1,561,478)                                     1,469,864
            American Century Income & Growth Portfolio - 163,427 shares ( cost $2,308,523)                 2,127,821
            Alliance Growth & Income Portfolio - 137,395 shares ( cost $2,835,984)                         2,937,508
            Lord Abbett Small Cap Value Portfolio - 41,374 shares ( cost $501,355)                           601,992
            JanCap Growth Portfolio - 273,054 shares ( cost $12,818,236)                                   9,578,741
            Money Market Portfolio - 10,728,167 shares ( cost $10,728,167)                                10,728,167                     NET ASSETS
            Neuberger & Berman Midcap Value Portfolio - 100,201 shares ( cost $1,501,857)                  1,688,394                                                                 Unit
            Neuberger & Berman Midcap Growth Portfolio - 106,900 shares ( cost $2,697,331)                 2,312,251     Contractowners' Equity                         Units        Value
            Federated High Yield Portfolio - 95,209 shares ( cost $1,029,421)                                924,482
            T. Rowe Price Asset Allocation Portfolio - 28,438 shares ( cost $519,705)                        515,303           AST - AIM International Equity             115,322     11.40    $ 1,314,167
            T. Rowe Price Global Bond Portfolio - 7,372 shares ( cost $67,060)                                69,296           AST - AIM Balanced                         126,271     11.64      1,469,864
            American International Growth II Portfolio - 14,835 shares ( cost $209,382)                      183,948           AST - American Century Income & Growth     195,150     10.90      2,127,821
            T. Rowe Price Natural Resources Portfolio - 13,271 shares ( cost $189,249)                       218,975           AST - Alliance Growth & Income             241,867     12.15      2,937,508
            Gabelli Small Cap Value Portfolio - 62,858 shares ( cost $773,750)                               818,414           AST - Lord Abbett Small Cap Value           47,093     12.78        601,992
            Janus Small Cap Growth Portfolio - 75,817 shares ( cost $2,875,347)                            1,539,078           AST - JanCap Growth                        687,544     13.93      9,578,741
            PIMCO Total Return Bond Portfolio - 205,320 shares ( cost $2,324,631)                          2,381,713           AST - Money Market                         968,500     11.08     10,728,167
            PIMCO Limited Maturity Bond Portfolio - 51,860 shares ( cost $557,985)                           574,606           AST - Neuberger & Berman Midcap Value      131,349     12.85      1,688,394
            INVESCO Equity Income Portfolio - 120,162 shares ( cost $2,111,363)                            2,113,645           AST - Neuberger & Berman Midcap Growth     159,662     14.48      2,312,251
            Alliance Growth - 114,085 shares ( cost $2,167,749)                                            1,728,395           AST - Federated High Yield                 104,857      8.82        924,482
            Janus Overseas Growth Portfolio - 116,666 shares ( cost $2,908,822)                            2,183,990           AST - T. Rowe Price Asset Allocation        44,929     11.47        515,303
            American Century Strategic Balanced Portfolio - 45,539 shares ( cost $649,666)                   623,881           AST - T. Rowe Price Global Bond              7,051      9.83         69,296
            American Century International Growth Portfolio - 59,175 shares ( cost $1,052,552)             1,074,613          AST-American Century International Growth II 17,445     10.54        183,948
            Marsico Capital Growth Portfolio - 344,708 shares ( cost $6,724,342)                           6,239,210           AST - T. Rowe Price Natural Resources       16,822     13.02        218,975
            Cohen & Steers Realty Portfolio - 47,329 shares ( cost $435,202)                                 481,811           AST - Gabelli Small Cap Value               79,494     10.30        818,414
            Sanford Bernstein Managed Index 500  Portfolio - 182,247 shares ( cost $2,460,601)             2,301,783           AST - Janus Small Cap Growth               123,085     12.50      1,539,078
            Kemper Small Cap Portfolio - 140,108 shares ( cost $1,928,644)                                 1,642,067           AST - PIMCO Total Return Bond              209,564     11.37      2,381,713
            MFS Growth Portfolio - 46,182 shares ( cost $524,089)                                            487,681           AST - PIMCO Limited Maturity Bond           50,998     11.27        574,606
            MFS Growth with Income Portfolio - 34,323 shares ( cost $366,541)                                361,423           AST - INVESCO Equity Income                181,236     11.66      2,113,645
            Founders Passport Portfolio - 66,009 shares ( cost $1,192,912)                                   983,532           AST - Alliance Growth                      135,616     12.74      1,728,395
            MFS Global Equity Portfolio - 20,098 shares ( cost $209,283)                                     205,605           AST - Janus Overseas Growth                174,667     12.50      2,183,990
            Alger All-Cap Growth Portfolio - 185,404 shares ( cost $1,496,871)                             1,268,166           AST - American Century Strategic Balanced   53,296     11.71        623,881
            Janus Mid Cap Growth Portfolio - 86,201 shares ( cost $787,407)                                  572,377           AST - American Century International Growth 84,389     12.73      1,074,613
            Alger Growth Portfolio - 226,053 shares ( cost $2,258,837)                                     2,152,023           AST - Marsico Capital Growth               438,963     14.21      6,239,210
            Alger Mid Cap Growth Portfolio - 164,642 shares ( cost $1,645,709)                             1,608,551           AST - Cohen & Steers Realty                 42,949     11.22        481,811
            Gabelli All Cap Value Portfolio - 1,038 shares ( cost $10,361)                                    10,470           AST - Sanford Bernstein Managed Index 500  192,685     11.95      2,301,783
            Janus Strategic Value Portfolio - 474 shares ( cost $4,638)                                        4,664           AST - Kemper Small Cap                     136,357     12.04      1,642,067
            Kinetics Internet Portfolio - 78 shares ( cost $785)                                                 625           AST - MFS Growth                            46,822     10.42        487,681
            Scudder Japan Portfolio - 0 shares ( cost $0)                                                          -           AST - MFS Growth & Income                   34,771     10.39        361,423
            Lord Abbett Bond Debenture Portfolio - 0 shares ( cost $0)                                             -           AST - Founders Passport                     84,408     11.65        983,532
            Federated Aggressive Growth Portfolio - 0 shares ( cost $0)                                            -           AST - MFS Global Equity                  20,345.43     10.11        205,605
      The Alger American Fund ( AAF ):                                                                                         AST - Alger All-Cap Growth              187,560.95      6.76      1,268,166
            Growth Portfolio - 0 shares ( cost $0)                                                                 -           AST - Janus Mid Cap Growth               86,874.94      6.59        572,377
            Midcap Growth Portfolio - 0 shares ( cost $0)                                                          -           AST - Alger Growth                      226,411.77      9.50      2,152,023
      Evergreen Funds:                                                                                                         AST - Alger Mid-Cap Growth              164,902.87      9.75      1,608,551
            VA Global Leaders Fund - 4,174 shares ( cost $62,248)                                             60,104           AST - Gabelli All Cap Value               1,040.01     10.07         10,470
            VA Special Equity Fund - 16,601 shares ( cost $186,861)                                          176,141           AST - Janus Strategic Value                 474.55      9.83          4,664
      INVESCO Variable Investment Funds ( INVESCO ):                                                                           AST - Kinetics Internet                      78.02      8.01            625
            VIF Technology Fund - 90,992 shares ( cost $3,861,615)                                         2,581,429           AST - Scudder Japan                              -         -              -
            VIF Financial Sevices Fund - 69,685 shares ( cost $864,802)                                      964,441           AST - Lord Abbett Bond Debenture                 -         -              -
            VIF Telecommunications Fund - 91,495 shares ( cost $1,561,866)                                 1,108,006           AST - Federated Aggressive Growth                -         -              -
            VIF Health Sciences Fund - 108,572 shares ( cost $2,205,079)                                   2,268,072           AAF - Growth                                     -         -              -
            VIF Dynamics Fund - 61,180 shares ( cost $1,301,672)                                           1,114,086           AAF - Midcap Growth                              -         -              -
      Montgomery Variable Series ( Montgomery ):                                                                               Evergreen - VA Global Leaders             5,715.25     10.52         60,104
            Emerging Markets Portfolio - 31,411 shares ( cost $300,865)                                      243,747           Evergreen - VA Special Equity            16,243.47     10.84        176,141
      Rydex Inc.:                                                                                                              INVESCO - VIF Technology                   212,197     12.17      2,581,429
            Rydex Nova Portfolio - 4,757 shares ( cost $65,554)                                               66,076           INVESCO - VIF Financial Services            67,071     14.38        964,441
            Rydex Ursa Portfolio - 1,700 shares ( cost $10,352)                                               10,353           INVESCO - VIF Telecommunications           102,595     10.80      1,108,006
            Rydex OTC Portfolio - 4,984 shares ( cost $134,202)                                              113,779           INVESCO - VIF Health Sciences              153,071     14.82      2,268,072
                                                                                                                               INVESCO - VIF Dynamics                      86,185     12.93      1,114,086
                                                                                       ------------------------------
                          Total Invested Assets                                                           74,735,466            Montgomery Emerging Markets                 28,445      8.57        243,747
                                                                                                                                Rydex Nova                                   7,309      9.04         66,076
                                                                                                                                Rydex Ursa                                     971     10.66         10,353
Receivable from American Skandia Life Assurance Corporation                                                  186,653            Rydex OTC                                   16,988      6.70        113,779
Receivable from Montgomery                                                                                       218
                                                                                                                                                                                             ---------------
Receivable from Evergreen                                                                                        190                               Total Contractowners' Equity                  74,735,466
Receivable from INVESCO                                                                                        7,222
Receivable from Rydex                                                                                            140

                                                                                       ------------------------------
                          Total Receivables                                                                  194,423

                                                                                       ------------------------------                                                                        ---------------
                          Total Assets                                                                  $ 74,929,889                               Total Liabilities & Contractowner's Equity  $ 74,929,889
                                                                                       ==============================                                                                        ===============

---------------------------------------------------------------------------------------------------------------------    -----------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                        Class 6 Sub-account Investing In:                                          Class 6 Sub-account Investing In:                                     Class 6 Sub-account Investing In:
                                    Class 6 Sub-account Investing In:                                        Class 6 Sub-account Investing In:
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                            AST-American
                                                                                              AST - AIM                                                                                                                   AST - Neuberger     AST - Neuberger
                                                              Century
                                                                                            International      AST - AIM     AST- American Century  AST- Alliance    AST- Lord Abbett        AST              AST             & Berman            &
Berman       AST-Federated  AST-T. Rowe Price  AST-T. Rowe Price       International AST-T. Rowe Price  AST-Gabelli      AST-Janus         AST-PIMCO         AST-PIMCO Limited   AST-INVESCO
                                                                              Total            Equity           Balanced        Income & Growth    Growth & Income   Small Cap Value    JanCap Growth     Money Market      Midcap Value       Midcap
Growth       High Yield     Asset Allocation    Global Bond           Growth II    Natural Resources  Small Cap Value  Small Cap Growth  Total Return Bond   Maturity Bond     Equity Income
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                 $ 665,505           $ 1,007          $ 9,305               $ 4,779         $ 14,497               $ -          $ 10,736        $ 420,723            $ 1,252                 $
-          $ 65,466          $ 7,427             $ 189             $ 189            $ 820             $ 1,685              $ -          $ 67,671          $ 39,188          $ 20,571
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)        (364,111)           (8,052)          (9,203)              (15,828)         (23,260)           (3,516)         (114,711)         (76,107)            (8,438)
(17,760)           (8,523)          (4,575)             (380)           (1,701)          (1,630)             (5,236)         (25,641)          (16,885)           (6,652)          (16,013)
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                      301,394            (7,045)             102               (11,049)          (8,763)           (3,516)         (103,975)         344,616             (7,186)
(17,760)           56,943            2,852              (191)           (1,512)            (810)             (3,551)         (25,641)           50,786            32,536             4,558
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                         58,857,275         7,503,375          252,123               380,933          691,151           149,484         6,477,710       31,721,428            564,007
1,637,352           262,251           79,700             2,173            35,256          152,748           2,380,121          885,829         4,073,390         1,364,304           243,940
   Cost of Securities Sold                                                     58,648,843         7,761,826          241,996               394,651          748,646           128,126         6,456,959       31,721,428            501,543
1,575,695           298,345           75,530             2,343            35,917          143,040           2,327,867          602,001         4,017,574         1,366,375           248,981

                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
       Net Gain (Loss)                                                            208,432          (258,451)          10,127               (13,718)         (57,495)           21,358            20,751                -             62,464
61,657           (36,094)           4,170              (170)             (661)           9,708              52,254          283,828            55,816            (2,071)           (5,041)
   Capital Gain Distributions Received                                          1,382,890            64,992           31,346                51,314          167,805                 -           698,720                -              1,507
14,887                 -            2,983                 -             9,072                -              14,677          245,244                 -                 -            80,343
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                        1,591,322          (193,459)          41,473                37,596          110,310            21,358           719,471                -             63,971
76,544           (36,094)           7,153              (170)            8,411            9,708              66,931          529,072            55,816            (2,071)           75,302
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                          2,481,476            20,893           32,731                41,506           66,452             6,877         1,467,017                -             17,291
113,016             4,072           13,540                40            11,355             (755)              3,428          641,965             2,268            13,073            26,707
   End of Period                                                               (4,819,554)            7,073          (91,615)             (180,702)         101,524           100,637        (3,239,494)               -            186,537
(385,080)         (104,939)          (4,403)            2,236           (25,434)          29,726              44,664       (1,336,269)           57,082            16,621             2,282
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                     (7,301,030)          (13,820)        (124,346)             (222,208)          35,072            93,760        (4,706,511)               -            169,246
(498,096)         (109,011)         (17,943)            2,196           (36,789)          30,481              41,236       (1,978,234)           54,814             3,548           (24,425)
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              $ (5,408,314)       $ (214,324)       $ (82,771)           $ (195,661)       $ 136,619         $ 111,602      $ (4,091,015)       $ 344,616          $ 226,031          $
(439,312)        $ (88,162)        $ (7,938)          $ 1,835         $ (29,890)        $ 39,379           $ 104,616     $ (1,474,803)        $ 161,416          $ 34,013          $ 55,435
                                                                        =======================================================================================================================================================================
====================================================================================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2000

                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                        Class 6 Sub-account Investing In:                                          Class 6 Sub-account Investing In:                                     Class 6 Sub-account Investing In:
                                    Class 6 Sub-account Investing In:                                        Class 6 Sub-account Investing In:
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                             AST-American      AST-American                             AST-Cohen
                                                                         AST-Alliance      AST-Janus         Century           Century                AST-Marsico        & Steers     AST-Sanford Bernstein   AST-Kemper        AST-MFS           AST-MFS
       AST-Founders          AST-MFS        AST-Alger         AST-Janus          AST-Alger        AST-Alger          AST-Gabelli      AST-Janus         AST-Kinetics     AST-Scudder
                                                                            Growth        Overseas Growth   Strategic Balanced  International Growth   Capital Growth       Realty       Managed Index 500    Small Cap           Growth         Growth &
Income       Passport       Global Equity    All-Cap Growth    Mid-Cap Growth        Growth        Mid-Cap Growth     All Cap Value    Strategic Value      Internet            Japan
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                       $ -          $ 10,426          $ 5,667                   $ -              $ -           $ 2,213          $ 10,737              $ -                $ 6                $
48               $ -             $ 27               $ -               $ -              $ -                 $ -              $ -               $ -               $ -               $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)          (9,958)          (28,891)          (5,801)               (4,711)         (59,139)           (2,455)          (26,031)          (9,643)            (1,420)
(1,388)           (7,517)            (484)           (4,508)           (2,095)          (1,432)               (986)              (1)                -                (1)                -
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                       (9,958)          (18,465)            (134)               (4,711)         (59,139)             (242)          (15,294)          (9,643)            (1,414)
(1,340)           (7,517)            (457)           (4,508)           (2,095)          (1,432)               (986)              (1)                -                (1)                -
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                          1,385,045           870,022           57,687             6,028,724        1,647,959           250,197         1,672,915          517,782             35,912
136,554         2,251,888           98,988           201,126            88,139           42,117              36,321              620                 2                30           142,515
   Cost of Securities Sold                                                      1,302,465           592,873           58,562             6,082,750        1,320,732           228,750         1,692,156          633,920             33,447
133,352         2,482,944           99,890           252,731           109,828           42,595              38,727              620                 2                34           141,418

                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
       Net Gain (Loss)                                                             82,580           277,149             (875)              (54,026)         327,227            21,447           (19,241)        (116,138)             2,465
3,202          (231,056)            (902)          (51,605)          (21,689)            (478)             (2,406)               -                 -                (4)            1,097
   Capital Gain Distributions Received                                             27,410            14,607           22,235                 6,202          105,310                 -           127,736            2,158                  -
-            36,342                -                 -                 -                -                   -                -                 -                 -                 -
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                          109,990           291,756           21,360               (47,824)         432,537            21,447           108,495         (113,980)             2,465
3,202          (194,714)            (902)          (51,605)          (21,689)            (478)             (2,406)               -                 -                (4)            1,097
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                             64,908           432,071           18,724                15,664          743,008             1,684           147,295            1,404              2,366
293            25,093                -                 -                 -                -                   -                -                 -                 -                 -
   End of Period                                                                 (439,355)         (724,833)         (25,785)               22,061         (485,132)           46,609          (158,818)        (286,577)           (36,407)
(5,118)         (209,380)          (3,678)         (228,704)         (215,030)        (106,815)            (37,158)             109                26              (160)                -
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                       (504,263)       (1,156,904)         (44,509)                6,397       (1,228,140)           44,925          (306,113)        (287,981)           (38,773)
(5,411)         (234,473)          (3,678)         (228,704)         (215,030)        (106,815)            (37,158)             109                26              (160)                -
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                $ (404,231)       $ (883,613)       $ (23,283)            $ (46,138)      $ (854,742)         $ 66,130        $ (212,912)      $ (411,604)         $ (37,722)           $
(3,549)       $ (436,704)        $ (5,037)       $ (284,817)       $ (238,814)      $ (108,725)          $ (40,550)           $ 108              $ 26            $ (165)          $ 1,097
                                                                        =======================================================================================================================================================================
====================================================================================================================================================================================================

                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2000

                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------

                                                                        Class 6 Sub-account Investing In:                                          Class 6 Sub-account Investing In:                                     Class 6 Sub-account Investing In:
                                    Class 6 Sub-account Investing In:
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Montgomery
                                                                               AAF               AAF           Evergreen           Evergreen           INVESCO           INVESCO           INVESCO              INVESCO                  INVESCO
Emerging             Rydex            Rydex             Rydex
                                                                             Growth         Midcap Growth   VA Global Leader   VA Special Equity    VIF Technology  VIF Financial Services VIF Telecommunications   VIF Health Sciences  VIF Dynamics
Markets             Nova              Ursa              OTC
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                       $ -               $ -            $ 286                   $ -              $ -              $ 42              $ 46            $ 196                $ -                 $
-               $ -              $ -               $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)         (24,579)          (14,384)            (287)                 (353)         (17,776)           (3,518)           (9,906)          (7,313)            (4,759)
(2,252)              (16)               -               (27)
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                      (24,579)          (14,384)              (1)                 (353)         (17,776)           (3,476)           (9,860)          (7,117)            (4,759)
(2,252)              (16)               -               (27)
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                          2,709,072         1,864,479          115,361                 2,143        1,734,159           171,182           875,506          874,081            506,292
300,503               471           65,559            10,860
   Cost of Securities Sold                                                      3,060,354         1,836,443          114,268                 2,474        1,721,030           154,021           960,257          842,395            499,388
316,481               529           62,747            15,165

                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------
       Net Gain (Loss)                                                           (351,282)           28,036            1,093                  (331)          13,129            17,161           (84,751)          31,686              6,904
(15,978)              (58)           2,812            (4,305)
   Capital Gain Distributions Received                                            299,471           162,551                -                     1            5,727               658             3,205            1,966              1,125
-                 -                -                 -
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                          (51,811)          190,587            1,093                  (330)          18,856            17,819           (81,546)          33,652              8,029
(15,978)              (58)           2,812            (4,305)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                            220,860            98,673                -                     -           25,574               209             4,283              424              1,841
10,798                 -                -                 -
   End of Period                                                                       66                 -           (2,144)              (10,720)      (1,280,186)           99,639          (453,860)          62,993           (187,586)
(57,118)              522                1           (20,422)
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                       (220,794)          (98,673)          (2,144)              (10,720)      (1,305,760)           99,430          (458,143)          62,569           (189,427)
(67,916)              522                1           (20,422)
                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                $ (297,184)         $ 77,530         $ (1,052)            $ (11,403)    $ (1,304,680)        $ 113,773        $ (549,549)        $ 89,104         $ (186,157)          $
(86,146)            $ 448          $ 2,813         $ (24,754)
                                                                        =======================================================================================================================================================================
======================================================================

                                                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------

                                                                                           AST - AIM International               AST - AIM Balanced                   AST - American Century            AST - Alliance                             AST - Lord
Abbett                   AST                                  AST                              AST - Neuberger & Berman
                                                         Total                         Equity Portfolio                      Portfolio                         Income & Growth                                  Growth & Income
Small Cap Value               JanCap Growth                         Money Market                       Midcap Value
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                      Year Ended       Year Ended         Year Ended      Year Ended         Year Ended      Year Ended           Year Ended          Year Ended          Year Ended       Year Ended         Year Ended
Year Ended          Year Ended        Year Ended          Year Ended      Year Ended         Year Ended      Year Ended
                                                     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2000    Dec. 31, 1999     Dec. 31, 2000    Dec. 31, 1999       Dec. 31, 2000        Dec. 31, 1999       Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2000
Dec. 31, 1999       Dec. 31, 2000     Dec. 31, 1999      Dec. 31, 2000    Dec. 31, 1999     Dec. 31, 2000    Dec. 31, 1999
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                         $ 301,394         $ 15,648           $ (7,045)         $ (608)             $ 102          $ (825)             $ (11,049)             $ (897)         $ (8,763)        $ (3,242)          $ (3,516)
        $ (304)         $ (103,975)        $ (19,842)         $ 344,616        $ 69,500           $ (7,186)         $ (108)
     Net Realized Gain (Loss)                             1,591,322          519,209           (193,459)         50,035             41,473            (366)                37,596               1,900           110,310            9,423             21,358
           441             719,471           151,615                  -               -             63,971         (12,175)
     Net Unrealized Gain (Loss) On Investments           (7,301,030)       4,183,388            (13,820)         16,373           (124,346)         32,518               (222,208)             40,818            35,072           61,330             93,760
         6,594          (4,706,511)        1,419,033                  -               -            169,246          15,681
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                  (5,408,314)       4,718,245           (214,324)         65,800            (82,771)         31,327               (195,661)             41,821           136,619           67,511            111,602
         6,731          (4,091,015)        1,550,806            344,616          69,500            226,031           3,398
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                 57,019,039       26,390,850            798,633          35,637            454,775         184,679                767,437             160,648           703,271          575,012            179,506
        46,463           3,675,894         2,106,542         32,929,780      16,273,464            564,108         173,443
     Net Transfers Between Sub-accounts                           -                -                  -               -                  -               -                      -                   -                 -                -                  -
             -                   -                 -                  -               -                  -               -
     Surrenders                                          (2,849,646)        (327,216)           479,230         122,464            788,044          89,789                926,535             418,921           850,446          543,676            220,782
        25,242           2,424,325         3,610,343        (26,935,846)    (11,984,872)           612,700          68,136
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                  54,169,393       26,063,634          1,277,863         158,101          1,242,819         274,468              1,693,972             579,569         1,553,717        1,118,688            400,288
        71,705           6,100,219         5,716,885          5,993,934       4,288,592          1,176,808         241,579
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                  48,761,079       30,781,879          1,063,539         223,901          1,160,048         305,795              1,498,311             621,390         1,690,336        1,186,199            511,890
        78,436           2,009,204         7,267,691          6,338,550       4,358,092          1,402,839         244,977
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                                 32,076,889        1,295,010            250,628          26,727            309,816           4,021                629,510               8,120         1,247,172           60,973             90,102
        11,666           7,569,537           301,846          4,389,616          31,524            285,555          40,578
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
     End of Period                                     $ 80,837,968     $ 32,076,889        $ 1,314,167       $ 250,628        $ 1,469,864       $ 309,816            $ 2,127,821           $ 629,510       $ 2,937,508      $ 1,247,172          $ 601,992
      $ 90,102         $ 9,578,741       $ 7,569,537       $ 10,728,166     $ 4,389,616        $ 1,688,394       $ 285,555
                                                    =================================  =================================  =================================  =========================================  =================================  ====
===============================  ====================================  =================================  =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------

                                                        AST - Neuberger & Berman               AST - Federated                  AST - T. Rowe Price                    AST - T. Rowe Price                   AST - American Century               AST - T.
Rowe Price             AST - Gabelli                         AST - Janus                        AST - PIMCO
                                                           Midcap Growth                        High Yield                       Asset Allocation                         Global Bond                                International Growth II
Natural Resources             Small Cap Value                              Small Cap Growth                  Total Return Bond
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                      Year Ended       Year Ended         Year Ended      Year Ended         Year Ended      Year Ended           Year Ended          Year Ended          Year Ended       Year Ended         Year Ended
Year Ended          Year Ended        Year Ended          Year Ended      Year Ended         Year Ended      Year Ended
                                                     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2000    Dec. 31, 1999     Dec. 31, 2000    Dec. 31, 1999       Dec. 31, 2000        Dec. 31, 1999       Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2000
Dec. 31, 1999       Dec. 31, 2000     Dec. 31, 1999      Dec. 31, 2000    Dec. 31, 1999     Dec. 31, 2000    Dec. 31, 1999
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                         $ (17,760)        $ (1,125)          $ 56,943         $ 1,049            $ 2,852            $ 46                 $ (191)              $ 831          $ (1,512)          $ (206)            $ (810)
        $ (155)           $ (3,551)           $ (566)         $ (25,641)       $ (3,100)          $ 50,786         $ 3,257
     Net Realized Gain (Loss)                                76,544            8,203            (36,094)         (9,073)             7,153           2,278                   (170)             (1,767)            8,411            3,344              9,708
         6,486              66,931             1,483            529,072          54,134             55,816         (11,871)
     Net Unrealized Gain (Loss) On Investments             (498,096)         109,009           (109,011)          3,361            (17,943)         13,234                  2,196                (551)          (36,789)          11,355             30,481
          (625)             41,236             2,797         (1,978,234)        641,901             54,814           2,371
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                    (439,312)         116,087            (88,162)         (4,663)            (7,938)         15,558                  1,835              (1,487)          (29,890)          14,493             39,379
         5,706             104,616             3,714         (1,474,803)        692,935            161,416          (6,243)
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                  1,135,134          136,608            272,874         322,899            120,581         102,551                 27,395                  57            83,662           30,103            168,166
        21,568             268,996            38,295            447,875         474,440            690,453         411,251
     Net Transfers Between Sub-accounts                           -                -                  -               -                  -               -                      -                   -                 -                -                  -
             -                   -                 -                  -               -                  -               -
     Surrenders                                           1,123,120          201,212            141,244         229,080            153,040         123,775                 31,384              (5,273)           56,403           29,177            (42,812)
        14,961             292,255            78,616            613,281         781,328            656,848         443,317
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                   2,258,254          337,820            414,118         551,979            273,621         226,326                 58,779              (5,216)          140,065           59,280            125,354
        36,529             561,251           116,911          1,061,156       1,255,768          1,347,301         854,568
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                   1,818,942          453,907            325,956         547,316            265,683         241,884                 60,614              (6,703)          110,175           73,773            164,733
        42,235             665,867           120,625           (413,647)      1,948,703          1,508,717         848,325
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                                    493,309           39,402            598,526          51,210            249,620           7,736                  8,682              15,385            73,773                -             54,242
        12,007             152,547            31,922          1,952,725           4,022            872,996          24,671
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  ----
-------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
     End of Period                                      $ 2,312,251        $ 493,309          $ 924,482       $ 598,526          $ 515,303       $ 249,620               $ 69,296             $ 8,682         $ 183,948         $ 73,773          $ 218,975
      $ 54,242           $ 818,414         $ 152,547        $ 1,539,078     $ 1,952,725        $ 2,381,713       $ 872,996
                                                    =================================  =================================  =================================  =========================================  =================================  ====
===============================  ====================================  =================================  =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

American Skandia Life Assurance Corporation
Variable Account F

Notes to Financial Statements
December 31, 2000
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

1.       ORGANIZATION

         American Skandia Life Assurance  Corporation  Variable Account F (the "Account") is a separate investment account of American Skandia Life Assurance  Corporation  ("American Skandia" or "Company").  The Account is registered with the
         SEC under the Investment Company Act of 1940 as a unit investment trust.  The Account commenced operations June 25, 1998.

         As of December 31, 2000, the Account consisted of fifty-two  sub-accounts.  These financial  statements report on all fifty-two  sub-accounts  offered in American  Skandia's AS Trophy (single premium variable life insurance policy as well as AS Life Champion, AS Life Focus and AS Life Horizon (flexible premium variable life insurance policies).  Each of the fifty-two  sub-accounts invests only in a single corresponding  portfolio of either American Skandia Trust,
         Montgomery Variable Series, Rydex Variable Trust, INVESCO Variable Investment Funds, Inc. or Evergreen Variable Annuity Trust (the "Trusts").  American Skandia Investment Services,  Incorporated,  an affiliate of American Skandia, is the investment manager for American Skandia Trust, while AIM Capital  Management,  Inc., Lord Abbett & Co., Janus Capital  Corporation,  J. P. Morgan Investment  Management Inc.,  Neuberger Berman Management  Incorporated,  Federated
         Investment  Counseling,  T. Rowe Price Associates,  Inc., T. Rowe Price International,  Inc., Founders Asset Management,  LLC, Pacific Investment Management Company,  INVESCO Funds Group Inc., American Century Investment  Management,
         Inc., Marsico Capital Management LLC, Cohen and Steers Capital
         Management,  Inc.,  Massachusetts Financial Services Company,  Sanford C. Bernstein &Co., LLC, Alliance Capital Management,  L.P., Fred Alger Management,  Inc., GAMCO Investors,  Inc., Zurich Scudder Investments,  Inc., and Kinetics
         Asset Management,  Inc. are the sub-advisors.  Montgomery Asset Management,  L.P. is the investment advisor for the Montgomery Variable Series.  PADCO Advisors II, Inc. is the investment advisor for the Rydex Variable Trust.  INVESCO
         Funds Group, Inc. is the investment advisor for the INVESCO Variable  Investment Funds, Inc. Evergreen Asset Management Corp. is the investment  advisor for Evergreen VA Global Leaders.  Meridian  Investment Company is the investment advisor for the Evergreen VA Special Equity Fund.

         The investment advisors are paid fees for their services by the respective Trusts.

         The variable life insurance policies referred to above are distributed by American Skandia Marketing, Inc., an affiliate of American Skandia.

         During 2000, the following  sub-accounts incurred a name change or sub-advisor change: AST American Century International Growth II (formerly AST T. Rowe Price International  Equity); AST Gabelli Small-Cap Value (formerly AST T. Rowe
         Price Small Company Value); AST Alliance Growth (formerly AST Oppenheimer  Large-Cap  Growth),  AST Sanford Bernstein Managed Index 500 (formerly AST Bankers Trust Managed Index 500), AST Alliance Growth and Income (formerly AST Lord
         Abbett Growth and Income) and AST T. Rowe Price Global Bond (formerly AST T. Rowe Price International Bond).
2.       VALUATION OF INVESTMENTS

         The market value of the investments in the  sub-accounts is based on the net asset values of the Trust shares held at the end of the current period.  Transactions  are accounted for on the trade date and dividend income is recognized on an accrual basis.  Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3.       ESTIMATES

         The preparation of financial  statements,  in conformity with accounting  principles  generally  accepted in the United States,  requires that management make estimates and assumptions  that affect the reported  amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

4.       INCOME TAXES

         American Skandia does not expect to incur any federal income tax liability on earnings,  or realized capital gains attributable to the Account;  therefore,  no charges for federal income taxes are currently deducted from the Account.
         If American Skandia incurs income taxes attributable to the Account, or determines that such taxes will be incurred, it may make a charge for such taxes against the Account.

         Under current laws, American Skandia may incur state and local income taxes (in addition to premium tax) in several states.  The Company does not anticipate that these will be significant.

         However, American Skandia may make charges to the Account in the event that the amount of these taxes changes.

5.   DIVERSIFICATION REQUIREMENTS

            Section 817(h) of the Internal Revenue Code provides that a variable annuity contract, in order to qualify as an annuity, must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of the insurance companies).  If the diversification  requirements under the Internal Revenue Code are not met and the annuity is not treated as an annuity, the taxpayer will be subject to income tax on the annual gain in the contract.  The Treasury  Department's  regulations  prescribe the  diversification  requirements for variable annuity contracts.  The Company believes the underlying mutual fund portfolios complied with the terms of these regulations.

6.       POLICY CHARGES

         The following contract charges are paid to American Skandia, which provides administrative services to the Account:

         Mortality and Expense Risk Charges - Charged daily against the Account at an annual rate of .90% of the net assets. This annual rate may decrease to .25% beginning in policy year sixteen.

         Administrative Fees - Charged daily against the Account at an annual rate of .25% of the net assets.
6.                POLICY CHARGES - continued

         Sales and Tax Charges - charged daily against the account at an annual rate ranging from .40% to .65% for a period of up to ten policy years.

         Partial Withdrawal Transaction Fee - may be charged at a rate of $25 for each partial withdrawal transaction.

         Maintenance Fee - may be charged monthly at a rate of $2.50 per month if account value is below $75,000.

         Transfer Fees - charged at a rate of $10 for each transfer after the twelfth, for each policy account, in each policy year.

         Contingent Deferred Sales/Tax Charges are computed as set forth in the respective prospectuses for AS Trophy, AS Life Champion, AS Life Focus and AS Life Horizon.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                        Class 6 Sub-accounts Investing In:
 Class 6 Sub-accounts Investing In:
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                             AST-AIM                                  AST-AIM                                         AST-American Century                             AST- Alliance                             AST-Lord Abbett
         AST                                         AST                                           AST- Neuberger &                               AST- Neuberger &                                AST-Federated
                                           Int'l Equity                                      Balanced Asset                              Income & Growth                              Growth & Income                            Small Cap Value
                      JanCap Growth                               Money Market                            Berman Midcap Value                           Berman Midcap Growth                     High Yield
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
 -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
 -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
                                            Year Ended        Year Ended            Year Ended           Year Ended              Year Ended            Year Ended             Year Ended          Year Ended             Year Ended           Year Ended
      Year Ended          Year Ended             Year Ended          Year Ended             Year Ended           Year Ended               Year Ended             Year Ended              Year Ended           Year Ended
                                          Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2000        Dec. 31, 1999           Dec. 31, 2000          Dec. 31, 1999         Dec. 31, 2000        Dec. 31, 1999         Dec. 31, 2000        Dec. 31, 1999
    Dec. 31, 2000         Dec. 31, 1999         Dec. 31, 2000        Dec. 31, 1999         Dec. 31, 2000         Dec. 31, 1999          Dec. 31, 2000          Dec. 31, 1999            Dec. 31, 2000        Dec. 31, 1999
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   -------------------------------------------
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
 -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period           15,981             2,765                 25,161                  390                    50,924                 799                107,121               6,010                  9,327                1,299
              370,764              22,655                415,524              3,086                   27,998               4,156                    30,953                  3,699                 60,603                5,228
Units Purchased                                     56,763             2,791                 36,794               17,100                    65,323              13,898                 59,792              52,034                 16,177                5,067
              191,771             122,054              2,929,544          1,575,330                   50,907              17,616                    66,605                 12,028                 28,401               31,239
Units Transferred Between Sub-accounts              43,986            10,551                 64,548                7,929                    80,297              36,532                 75,458              49,774                 22,051                3,038
              128,406             228,559             (2,351,768)        (1,157,872)                  53,145               6,684                    62,223                 15,621                 16,835               24,684
Units Surrendered                                   (1,407)             (125)                  (232)                (258)                   (1,394)               (305)                  (503)               (696)                  (462)                 (77)
               (3,397)             (2,504)               (24,800)            (5,020)                    (701)               (458)                     (119)                  (395)                  (982)                (548)
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
 -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
 -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                115,322            15,981                126,271               25,161                   195,150              50,924                241,867             107,121                 47,093                9,327
              687,544             370,764                968,500            415,524                  131,349              27,998                   159,662                 30,953                104,857               60,603
                                        =====================================   =========================================  ============================================   ========================================   =========================================
 =========================================   =======================================   ==========================================   ==============================================   =========================================
                                        =====================================   =========================================  ============================================   ========================================   =========================================
 =========================================   =======================================   ==========================================   ==============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                        Class 6 Sub-accounts Investing In:
 Class 6 Sub-accounts Investing In:
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                 AST-T. Rowe Price                         AST-T. Rowe Price                          AST-American Century                           AST-T. Rowe Price                  AST- Gabelli
      AST-Janus                                   AST-PIMCO                                  AST-PIMCO                                   AST-INVESCO                                              AST- Alliance
                                                  Asset Allocation                  Global Bond                                      International Growth II                         Natural Resources                           Small Cap Value
             Small Cap Growth                          Total Return Bond                         Limited Maturity Bond                  Equity Income                                       Growth
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
 -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
 -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
                                            Year Ended        Year Ended            Year Ended           Year Ended              Year Ended            Year Ended             Year Ended          Year Ended             Year Ended           Year Ended
      Year Ended          Year Ended             Year Ended          Year Ended             Year Ended           Year Ended               Year Ended             Year Ended              Year Ended           Year Ended
                                          Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2000        Dec. 31, 1999           Dec. 31, 2000          Dec. 31, 1999         Dec. 31, 2000        Dec. 31, 1999         Dec. 31, 2000        Dec. 31, 1999
    Dec. 31, 2000         Dec. 31, 1999         Dec. 31, 2000        Dec. 31, 1999         Dec. 31, 2000         Dec. 31, 1999          Dec. 31, 2000          Dec. 31, 1999            Dec. 31, 2000        Dec. 31, 1999
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   -------------------------------------------
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
 -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period           21,411               723                    870                1,396                     5,713                   0                  5,223               1,464                 17,849                3,713
               80,028                 394                 84,718              2,341                   94,215               3,294                    74,727                  7,576                 21,389                  573
Units Purchased                                      9,971             8,716                  2,724                   12                     7,231               2,864                 15,269               2,082                 27,669                4,616
               20,355              28,506                 63,670             36,924                    8,995              79,188                    42,598                 32,043                 32,283                3,280
Units Transferred Between Sub-accounts              14,246            12,151                  3,457                 (524)                    4,500               2,897                 (3,017)              1,760                 34,534                9,787
               23,236              51,729                 61,537             46,463                  (52,212)             12,546                    64,323                 36,312                 82,677               17,636
Units Surrendered                                     (699)             (179)                     0                  (15)                        0                 (48)                  (653)                (84)                  (558)                (267)
                 (534)               (602)                  (361)            (1,010)                       0                (813)                     (412)                (1,205)                  (733)                (100)
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
 -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
 -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                 44,929            21,411                  7,051                  870                    17,445               5,713                 16,822               5,223                 79,494               17,849
              123,085              80,028                209,564             84,718                   50,998              94,215                   181,236                 74,727                135,616               21,389
                                        =====================================   =========================================  ============================================   ========================================   =========================================
 =========================================   =======================================   ==========================================   ==============================================   =========================================
                                        =====================================   =========================================  ============================================   ========================================   =========================================
 =========================================   =======================================   ==========================================   ==============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

Units Outstanding End of the Period                 44,929                                    7,051                                         17,445                                     16,822                                     79,494
              123,085                                    209,564                                      50,998                                       181,236                                       135,616
                                                    44,929                                    7,051                                         17,445                                     16,822                                     79,494
              123,085                                    209,564                                      50,998                                       181,236                                       135,616
                                                         0                                        0                                              0                                          0                                         (0)
                    0                                         (0)                                         (0)                                            0                                            (0)

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                        Class 6 Sub-accounts Investing In:
 Class 6 Sub-accounts Investing In:
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                            AST-Janus                                     AST-American Century                        AST-American Century                    AST-Marsico                                         AST - Cohen &
              AST - Sanford Berstein                          AST - Kemper                       AST - MFS                                    AST - MFS                                               AST - Founders
                                                  Overseas Growth                          Strategic Balanced                         International Growth                            Capital Growth                              Steers Realty
            Managed Index 500                     Small Cap                                   Growth                                               Growth & Income                        Passport
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
 -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
 -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
                                            Year Ended        Year Ended            Year Ended           Year Ended              Year Ended            Year Ended             Year Ended          Year Ended             Year Ended           Year Ended
      Year Ended          Year Ended             Year Ended         Jan. 4* thru            Year Ended          Oct. 18* thru             Year Ended           Oct. 18* thru             Year Ended         Mar. 18* thru
                                          Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2000        Dec. 31, 1999           Dec. 31, 2000          Dec. 31, 1999         Dec. 31, 2000        Dec. 31, 1999         Dec. 31, 2000        Dec. 31, 1999
    Dec. 31, 2000         Dec. 31, 1999         Dec. 31, 2000        Dec. 31, 1999         Dec. 31, 2000         Dec. 31, 1999          Dec. 31, 2000          Dec. 31, 1999            Dec. 31, 2000        Dec. 31, 1999
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   -------------------------------------------
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
 -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period           90,760            13,110                 25,191                  191                     7,482               2,968                229,882              26,845                  5,079                  235
              135,113               1,741                  1,007                  0                    2,379                   0                     1,304                      0                  7,962                    0
Units Purchased                                     49,070            36,098                  8,782               12,647                    44,210               3,681                125,714              88,760                  7,186                1,897
               62,893              43,102                 89,872                428                   19,797                 428                    15,666                      0                 66,332                1,286
Units Transferred Between Sub-accounts              35,491            42,729                 19,425               12,508                    33,907               1,156                 85,908             116,138                 31,428                3,018
               (4,802)             90,926                 46,288                605                   24,742               1,977                    17,837                  1,309                 10,424                6,694
Units Surrendered                                     (654)           (1,177)                  (102)                (155)                   (1,210)               (323)                (2,541)             (1,861)                  (744)                 (71)
                 (519)               (656)                  (810)               (26)                     (96)                (26)                      (36)                    (5)                  (310)                 (18)
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
 -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
 -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                174,667            90,760                 53,296               25,191                    84,389               7,482                438,963             229,882                 42,949                5,079
              192,685             135,113                136,357              1,007                   46,822               2,379                    34,771                  1,304                 84,408                7,962
                                        =====================================   =========================================  ============================================   ========================================   =========================================
 =========================================   =======================================   ==========================================   ==============================================   =========================================
                                        =====================================   =========================================  ============================================   ========================================   =========================================
 =========================================   =======================================   ==========================================   ==============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

Units Outstanding End of the Period                174,667                                   53,296                                         84,389                                    438,963                                     42,949
              192,685                                    136,357                                      46,822                                        34,771                                        84,408
                                                   174,667                                   53,296                                         84,389                                    438,963                                     42,949
              192,685                                    136,357                                      46,822                                        34,771                                        84,408
                                                        (0)                                       0                                             (0)                                         0                                          0
                    0                                         (0)                                          0                                            (0)                                           (0)

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                        Class 6 Sub-accounts Investing In:
                                             Class 6 Sub-accounts Investing In:
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------
                                            AST - MFS          AST - Alger                               AST - Janus             AST - Alger           AST - Alger                                AST - Gabelli          AST - Janus                   AST -
Kinetics                              AST - Scudder                                                                                         Evergreen              Evergreen                                     INVESCO
INVESCO
                                          Global Equity                 All Cap Growth                  Mid Cap Growth              Growth                       Mid Cap Growth                   All Cap Value        Strategic Value         Internet
                             Japan                         AAF-Growth                              AAF-Midcap Growth                  VA Global Leaders                  VA Special Equity                             VIF Technology                VIF
Financial Services
                                        ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                      --------------------   ---------------------------------------   ------------------------------------------   ------------------------------------------------------------------------------------------------------------
--------------------------
                                        ----------------------------------------                    ----------------------------------------------------------------------                    -------------------------------------------------
-----------------                     -----------------------------------------------------------------------------------------------------------   ----------------------------------------------   -------------------------------------------
------------------------------------------
                                          Oct. 18* thru        Nov 15* thru                              Nov 15* thru           Nov 15* thru            Nov 15* thru                               Nov 15* thru         Nov 15* thru          Nov 15* thru
                           Nov 15* thru          Year Ended           Year Ended            Year Ended           Year Ended             Oct. 18* thru          Oct. 18* thru             Year Ended          Oct. 18* thru           Year Ended         Oct.
18* thru
                                          Dec. 31, 2000       Dec. 31, 2000                             Dec. 31, 2000           Dec. 31, 2000          Dec. 31, 2000                              Dec. 31, 2000         Dec. 31, 2000        Dec. 31, 2000
                          Dec. 31, 2000         Dec. 31, 2000        Dec. 31, 1999         Dec. 31, 2000         Dec. 31, 1999          Dec. 31, 2000          Dec. 31, 2000            Dec. 31, 2000        Dec. 31, 1999         Dec. 31, 2000        Dec.
31, 1999
                                        ----------------------------------------                    ----------------------------------------------------------------------                    -------------------------------------------------
-----------------                     ------------------------------------------------------------------------------------------------------------------------------------------------------------   -------------------------------------------
------------------------------------------
                                        -------------------------------------                       ---------------------  --------------------------------------------                       --------------------   -----------------------------------------
                      --------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------  ----------------
-----------------------
Units Outstanding Beginning of the Period                0                 0                                           0                         0                   0                                          0                      0                    0
                                        0                104,744              2,771                   56,139                   0                         0                      0                 10,257                    0                  1,753
     0
Units Purchased                                      9,422            95,529                                      28,866                     1,675               1,664                                         18                     12                    0
                                        0                 34,586             49,695                   20,057              29,675                     4,135                  8,927                 64,434                2,008                 21,641
 1,427
Units Transferred Between Sub-accounts              10,923            93,525                                      58,009                   225,271             163,889                                      1,022                    463                   78
                                        0               (137,664)            53,000                  (75,403)             26,703                     1,580                  7,316                138,276                8,266                 43,834
   328
Units Surrendered                                        0            (1,493)                                          0                      (534)               (650)                                         0                      0                    0
                                        0                 (1,666)              (722)                    (793)               (239)                        0                      0                   (770)                 (17)                  (157)
    (2)
                                        -------------------------------------                       ---------------------  --------------------------------------------                       --------------------   -----------------------------------------
                      --------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------  ----------------
-----------------------
                                        -------------------------------------                       ---------------------  --------------------------------------------                       --------------------   -----------------------------------------
                      --------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------  ----------------
-----------------------
Units Outstanding End of the Period                 20,345           187,561                                      86,875                   226,412             164,903                                      1,040                    475                   78
                                        0                      0            104,744                        0              56,139                     5,715                 16,243                212,197               10,257                 67,071
 1,753
                                        =====================================                       =====================  ============================================                       ====================   =========================================
                      ====================   =======================================   ==========================================   ==============================================   =========================================  ================
=======================
                                        =====================================                       =====================  ============================================                       ====================   =========================================
                      ====================   =======================================   ==========================================   ==============================================   =========================================  ================
=======================

-----------------------------------------------------------------------------   ---------------------------------------------------------------------------------------   ------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   -----------------------------------------  ----------------
-----------------------
-----------------------------------------------------------------------------   ---------------------------------------------------------------------------------------   ------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   -----------------------------------------  ----------------
-----------------------
* Date Operations Commenced.

Units Outstanding End of the Period                 20,345           187,561                                      86,875                   226,412             164,903                                      1,040                    475                   78
                                        0                      0                                           0                                         5,715                 16,243                212,197                                      67,071
                                                    20,345           187,561                                      86,875                   226,412             164,903                                      1,040                    475                   78
                                        0                      0                                           0                                         5,715                 16,243                212,197                                      67,071
                                                        (0)                0                                           0                         0                   0                                         (0)                     0                   (0)
                                        0                      0                                           0                                            (0)                    (0)                    (0)                                         (0)

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                        Class 6 Sub-accounts Investing In:
Class 6 Sub-accounts Investing In:
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------
                                             INVESCO                                  INVESCO                                      INVESCO                                    Montgomery                                    Rydex               Rydex
                             Rydex
                                               VIF Telecommunications                     VIF Health Sciences                   VIF Dynamics                                         Emerging Markets                       Nova                 Ursa
                              OTC
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
                      --------------------
                                        ---------------------------------------------------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
                      --------------------
                                            Year Ended        Oct. 18* thru         Year Ended         Oct. 18* thru             Year Ended           Oct. 18* thru           Year Ended          Year Ended            Nov 15* thru         Nov 15* thru
                         Nov 15* thru
                                          Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2000        Dec. 31, 1999           Dec. 31, 2000          Dec. 31, 1999         Dec. 31, 2000        Dec. 31, 1999         Dec. 31, 2000        Dec. 31, 2000
                          Dec. 31, 2000
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------                     -----------------------
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
                      --------------------
Units Outstanding Beginning of the Period            3,713                 0                  1,677                    0                     1,706                   0                  4,434                   0                      0                    0
                                        0
Units Purchased                                     50,027                98                 34,656                1,436                    22,501                  19                 10,164               3,017                    130                    0
                                      571
Units Transferred Between Sub-accounts              49,965             3,619                117,589                  245                    62,761               1,690                 13,899               1,464                  7,179                  971
                                   16,417
Units Surrendered                                   (1,110)               (4)                  (851)                  (4)                     (783)                 (3)                   (52)                (47)                     0                    0
                                        0
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
                      --------------------
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------
                      --------------------
Units Outstanding End of the Period                102,595             3,713                153,071                1,677                    86,185               1,706                 28,445               4,434                  7,309                  971
                                   16,988
                                        =====================================   =========================================  ============================================   ========================================   =========================================
                      ====================
                                        =====================================   =========================================  ============================================   ========================================   =========================================
                      ====================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 -----------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
 -----------------------------------------
* Date Operations Commenced.

Units Outstanding End of the Period                102,595                                  153,071                                         86,185                                     28,445                                      7,309                  971
                                   16,988
                                                   102,595                                  153,071                                         86,185                                     28,445                                      7,309                  971
                                   16,988
                                                        (0)                                       0                                             (0)                                        (0)                                         0                   (0)
                                        0

8.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, for the years ended Dec. 31, 2000 and 1999 were as follows:

                                                                          Purchases                                          Sales
                                                                  ---------------------------------------------------------------------------------------------------
                                                                  --------------------------------------------------------------------------------------------------
                                                                         Year Ended               Year Ended              Year Ended               Year Ended
                                                                        Dec. 31, 2000            Dec. 31, 1999           Dec. 31, 2000            Dec. 31, 1999
                                                                  ---------------------------------------------------------------------------------------------------
                                                                  --------------------------------------------------------------------------------------------------
AST - AIM International Equity                                                  $1,553,956                 $764,643              $7,503,375                 $605,337
AST - AIM Balanced                                                               1,526,388                  321,556                 252,122                   47,592
AST - American Century Income & Growth                                           2,115,169                  590,487                 380,932                   11,331
AST - Alliance Growth & Income                                                   2,403,905                1,285,490                 691,151                  166,596
AST - Lord Abbett Small Cap Value                                                  546,257                   95,923                 149,484                   24,638
AST - JanCap Growth                                                             13,172,660                6,812,064               6,477,710                1,100,494
AST - Money Market                                                              14,223,991               15,895,204              31,721,428               11,537,061
AST - Neuberger & Berman Midcap Value                                            1,664,819                  512,080                 564,006                  269,759
AST - Neuberger & Berman Midcap Growth                                           3,132,932                  407,544               1,637,351                   67,778
AST - Federated High Yield                                                         733,310                1,490,310                 262,251                  936,952
AST - T. Rowe Price Asset Allocation                                               359,155                  281,025                  79,700                   54,648
AST - T. Rowe Price Global Bond                                                     60,760                   10,014                   2,173                   14,026
AST - American Century International Growth II                                     182,881                  330,758                  35,255                  271,684
AST - T. Rowe Price Natural Resources                                              247,084                  328,317                 152,748                  290,585
AST - Gabelli Small Cap Value                                                      987,414                1,419,164               2,380,121                1,302,962
AST - Janus Small Cap Growth                                                     2,166,588                1,651,103                 885,829                  398,426
AST - Pimco Total Return Bond                                                    2,969,997                1,691,221               4,073,390                  826,933
AST - Pimco Limited Maturity Bond                                                  945,646                1,225,482               1,364,305                  281,920
AST - INVESCO Equity Income                                                      1,545,376                  759,634                 243,940                   20,315
AST - Alliance Growth                                                            2,494,489                  262,815               1,385,045                   17,203
AST - Janus Overseas Growth                                                      2,410,756                1,495,483                 870,023                  624,332
AST - American Century Strategic Balanced                                          419,064                  306,219                  57,687                   19,622
AST - American Century International Growth                                      1,206,093                  755,238               6,028,724                  717,465
AST - Marsico Capital Growth                                                     4,934,220                3,425,108               1,647,958                  672,797
AST - Cohen & Steers Realty                                                        579,598                   56,565                 250,197                   14,292
AST - Sanford Bernstein Managed Index 500                                        2,509,361                1,778,398               1,672,915                  153,939
AST - Kemper Small Cap                                                           2,010,173                   26,750                 517,782                   17,126
AST - MFS Growth                                                                   531,653                   24,529                  35,912                       79
AST - MFS Growth & Income                                                          414,502                   13,396                 136,553                        1
AST - Founders Passport                                                          1,422,625                  132,034               2,251,888                   27,883
AST - MFS Global Equity                                                            211,911                        0                  98,988                        0
AST - Alger All-Cap Growth                                                       1,574,209                        0                 201,127                        0
AST - Janus Mid Cap Growth                                                         828,685                        0                  88,139                        0
AST - Alger Growth                                                               2,301,432                        0                  42,117                        0
AST - Alger Mid-Cap Growth                                                       1,684,436                        0                  36,321                        0
AST - Gabelli All Cap Value                                                         10,388                        0                     620                        0
AST - Janus Strategic Value                                                          4,640                        0                       2                        0
AST - Kinetics Internet                                                                818                        0                      30                        0
AST - Scudder Japan                                                                      0                        0                 142,515                        0
AAF - Growth                                                                       333,211                1,599,277               2,709,072                  154,238
AAF - Midcap                                                                       259,515                  815,478               1,864,480                   76,711
Evergreen - VA Global Leaders                                                      134,832                        0                 115,361                        0
Evergreen - VA Special Equity                                                      187,689                        0                   2,143                        0
INVESCO - VIF Technology                                                         4,107,155                  145,668               1,734,159                    7,926
INVESCO - VIF Financial Services                                                   898,423                   20,610                 171,182                      360
INVESCO - VIF Telecommunications                                                 1,736,908                   50,850                 875,506                      256
INVESCO - VIF Health Sciences                                                    2,393,883                  186,690                 874,081                  166,592
INVESCO - VIF Dynamics                                                           1,311,563                   38,791                 506,292                   17,700
Montgomery Variable Emerging Markets                                               472,426                   65,473                 300,503                   25,032
Rydex Nova                                                                          66,083                        0                     471                        0
Rydex Ursa                                                                          73,099                        0                  65,559                        0
Rydex OTC                                                                          139,938                        0                  10,860                        0

                                                                 ---------------------------------------------------------------------------------------------------
                                                                 --------------------------------------------------------------------------------------------------
                                                                               $88,202,066              $47,071,391             $83,551,483              $20,942,591
                                                                 ===================================================================================================

                                                             APPENDIX A
                               MULTIPLE FACTORS FOR DETERMINATION OF MINIMUM REQUIRED DEATH BENEFITS

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
         Attained          Male              Male            Female           Female           Unisex           Unisex
            Age       No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             0              10.342889         10.342889        12.907301        12.907301        10.762146        10.762146
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             1              10.190317         10.190317        12.688989        12.688989        10.599529        10.599529
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             2               9.889919          9.889919        12.319258        12.319258        10.287454        10.287454
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             3               9.592070          9.592070        11.951280        11.951280         9.977856         9.977856
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             4               9.298905          9.298905        11.588414        11.588414         9.673048         9.673048
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             5               9.009218          9.009218        11.232252        11.232252         9.372522         9.372522
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             6               8.722792          8.722792        10.881891        10.881891         9.075163         9.075163
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             7               8.440163          8.440163        10.537673        10.537673         8.782254         8.782254
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             8               8.161817          8.161817        10.199897        10.199897         8.494209         8.494209
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             9               7.889296          7.889296         9.869720         9.869720         8.212001         8.212001
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            10               7.623823          7.623823         9.547222         9.547222         7.936973         7.936973
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            11               7.366338          7.366338         9.232460         9.232460         7.670163         7.670163
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            12               7.118866          7.118866         8.927638         8.927638         7.413309         7.413309
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            13               6.882900          6.882900         8.633085         8.633085         7.167689         7.167689
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            14               6.659106          6.659106         8.348988         8.348988         6.934195         6.934195
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            15               6.447167          6.447167         8.075417         8.075417         6.712623         6.712623
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            16               7.714038          6.246384         8.883289         7.811801         7.921276         6.501967
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            17               7.490087          6.067088         8.601262         7.562175         7.687332         6.311944
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            18               7.274451          5.895022         8.327973         7.321069         7.461892         6.129616
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            19               7.065283          5.728835         8.063091         7.088069         7.243510         5.953228
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            20               6.861458          5.567128         7.806305         6.861967         7.030541         5.781887
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            21               6.661653          5.408986         7.556813         6.642537         6.822445         5.614310
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            22               6.464794          5.253425         7.314421         6.429210         6.617636         5.449947
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            23               6.270710          5.099656         7.078500         6.222172         6.416275         5.287891
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            24               6.079284          4.947868         6.849350         6.021229         6.218176         5.128299
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            25               5.890750          4.797861         6.626794         5.826195         6.023827         4.971113
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            26               5.705040          4.649678         6.410659         5.636893         5.832763         4.816305
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            27               5.522898          4.504032         6.201109         5.453650         5.645711         4.664576
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            28               5.344683          4.361348         5.997622         5.275991         5.462995         4.516156
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            29               5.170680          4.221963         5.800329         5.103941         5.284868         4.371380
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            30               5.001105          4.086269         5.609297         4.937480         5.111516         4.230639
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            31               4.836116          3.954433         5.424047         4.776558         4.942867         4.093959
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            32               4.675997          3.826566         5.244630         4.620750         4.779217         3.961457
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            33               4.520775          3.702732         5.070836         4.470011         4.620597         3.833199
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            34               4.370595          3.583042         4.902664         4.324416         4.467161         3.709205
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            35               4.225394          3.467465         4.740074         4.183848         4.318842         3.589457
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            36               4.085086          3.356021         4.582997         4.048174         4.175553         3.473994
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            37               3.949567          3.248690         4.431647         3.917840         4.037186         3.362809
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            38               3.818941          3.145553         4.285998         3.792813         3.903851         3.256004
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            39               3.693040          3.046504         4.145845         3.673016         3.775375         3.153477
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            40               3.571693          2.951476         4.010977         3.558241         3.651580         3.055167
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            41               3.454900          2.860428         3.881415         3.448537         3.532470         2.960982
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            42               3.342458          2.773184         3.756910         3.343648         3.417834         2.870806
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            43               3.234168          2.689611         3.637120         3.243173         3.307466         2.784401
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            44               3.129908          2.609564         3.521738         3.146753         3.201166         2.701638
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            45               3.029541          2.532930         3.410485         3.054066         3.098808         2.622372
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            46               2.932983          2.459507         3.303261         2.964942         3.000319         2.546412
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            47               2.840076          2.389067         3.199881         2.879156         2.905488         2.473497
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            48               2.750661          2.321491         3.100233         2.796498         2.814220         2.403491
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            49               2.664621          2.256653         3.004132         2.716869         2.726358         2.336319
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            50               2.581834          2.194449         2.911514         2.640204         2.641788         2.271832
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
         Attained          Male              Male            Female           Female           Unisex           Unisex
            Age       No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            51               2.502245          2.134813         2.822298         2.566383         2.560470         2.209991
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            52               2.425812          2.077736         2.736386         2.495279         2.482337         2.150759
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            53               2.352495          2.023195         2.653757         2.426909         2.407368         2.094123
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            54               2.282258          1.971184         2.574318         2.361224         2.335512         2.040066
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            55               2.215003          1.921607         2.497845         2.298000         2.266657         1.988478
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            56               2.150641          1.874323         2.424204         2.237060         2.200707         1.939204
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            57               2.089041          1.829175         2.353159         2.178160         2.137499         1.892074
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            58               2.030020          1.786005         2.284466         2.121004         2.076846         1.846923
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            59               1.973499          1.744664         2.217941         2.065411         2.018656         1.803579
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            60               1.919419          1.705054         2.153572         2.011322         1.962861         1.761947
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            61               1.867715          1.667166         2.091395         1.958834         1.909430         1.722035
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            62               1.818313          1.631023         2.031522         1.908128         1.858318         1.683884
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            63               1.771222          1.596648         1.974084         1.859457         1.809548         1.647549
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            64               1.726411          1.564046         1.919204         1.812975         1.763101         1.613050
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            65               1.683805          1.533171         1.866818         1.768643         1.718910         1.580343
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            66               1.643300          1.503897         1.816773         1.726291         1.676876         1.549291
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            67               1.604764          1.476075         1.768841         1.685679         1.636838         1.519731
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            68               1.568051          1.449538         1.722783         1.646485         1.598627         1.491460
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            69               1.533054          1.424158         1.678405         1.608508         1.562129         1.464331
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            70               1.499720          1.399895         1.635655         1.571688         1.527284         1.438291
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            71               1.468047          1.376751         1.594581         1.536120         1.494089         1.413350
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            72               1.438063          1.354779         1.555314         1.502053         1.462589         1.389586
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            73               1.409834          1.334059         1.518005         1.469679         1.432868         1.367099
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            74               1.383379          1.314626         1.482760         1.439131         1.404950         1.345937
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            75               1.358636          1.296498         1.449578         1.410430         1.378783         1.326116
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            76               1.335469          1.279631         1.418378         1.383477         1.354239         1.307580
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            77               1.313718          1.263864         1.388992         1.358100         1.331154         1.290152
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            78               1.293201          1.248999         1.361233         1.334088         1.309345         1.273628
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            79               1.273759          1.234861         1.334950         1.311271         1.288648         1.257826
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            80               1.255309          1.221364         1.310065         1.289565         1.268984         1.242660
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            81               1.237839          1.208496         1.286574         1.268966         1.250340         1.228120
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            82               1.221386          1.196307         1.264515         1.249510         1.232759         1.214254
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            83               1.206024          1.184882         1.243944         1.231249         1.216310         1.201144
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            84               1.191790          1.174263         1.224858         1.214302         1.201025         1.188858
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            85               1.178654          1.164403         1.207192         1.198599         1.186864         1.177349
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            86               1.166512          1.155169         1.190822         1.184011         1.173721         1.166496
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            87               1.155226          1.146356         1.175596         1.170379         1.161453         1.156126
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            88               1.144611          1.137856         1.161343         1.157508         1.149880         1.146117
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            89               1.134451          1.129578         1.147875         1.145194         1.138803         1.136350
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            90               1.124540          1.121277         1.134998         1.133196         1.128023         1.126599
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            91               1.114649          1.112675         1.122488         1.121417         1.117328         1.116680
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            92               1.104523          1.103442         1.110106         1.109599         1.106476         1.106325
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            93               1.093858          1.093346         1.097598         1.097460         1.095193         1.095309
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            94               1.082392          1.082252         1.084722         1.084722         1.083237         1.083449
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            95               1.070054          1.070054         1.071362         1.071362         1.070535         1.070696
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            96               1.057074          1.057074         1.057701         1.057701         1.057307         1.057384
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            97               1.044319          1.044319         1.044548         1.044548         1.044405         1.044433
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            98               1.034629          1.034629         1.034629         1.034629         1.034629         1.034629
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            99               1.025648          1.025648         1.025648         1.025648         1.025648         1.025648
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

------------------------------------------------------------------------------------------------------------------------------------
The Minimum  Required  Death Benefit is determined  by treating the Account Value as if it were a net single  premium.  We determine the Minimum  Required  Death  Benefit by  multiplying  the Account  Value by factors that are  determined  for your Policy as of the
Policy  Date.  These  factors  vary by the  attained  Age,  gender  (where  permitted),  tobacco  usage class and risk class of each
Insured.  The factors shown above are applicable  for Insureds in the preferred  risk class.  The factors for other risk classes are available  upon  request.  Factors  for joint life  cases  depend  upon a  standard  insurance  industry  method  used to derive the applicable factor for both Insureds.
------------------------------------------------------------------------------------------------------------------------------------

                                                             APPENDIX B
                                        GUARANTEED MAXIMUM MONTHLY COST OF INSURANCE CHARGES
                                                 (Per $1,000 of Net Amount at Risk)
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
                           Male             Male             Female           Female           Unisex           Unisex
         Attained     No Tobacco Use    Tobacco User     No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             0              N/A            0.21943            N/A             0.15680            N/A            0.20690
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             1              N/A            0.08587            N/A             0.07003            N/A            0.08254
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             2              N/A            0.08254            N/A             0.06669            N/A            0.07920
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             3              N/A            0.08087            N/A             0.06502            N/A            0.07753
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             4              N/A            0.07753            N/A             0.06419            N/A            0.07503
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             5              N/A            0.07336            N/A             0.06252            N/A            0.07086
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             6              N/A            0.06919            N/A             0.06085            N/A            0.06753
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             7              N/A            0.06502            N/A             0.05919            N/A            0.06419
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             8              N/A            0.06252            N/A             0.05835            N/A            0.06169
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             9              N/A            0.06169            N/A             0.05752            N/A            0.06085
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            10              N/A            0.06252            N/A             0.05668            N/A            0.06169
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            11              N/A            0.06753            N/A             0.05835            N/A            0.06586
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            12              N/A            0.07670            N/A             0.06085            N/A            0.07336
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            13              N/A            0.08921            N/A             0.06419            N/A            0.08421
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            14              N/A            0.10339            N/A             0.06836            N/A            0.09672
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            15              N/A            0.11841            N/A             0.07253            N/A            0.10923
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            16            0.12342          0.16348          0.07503           0.08421          0.11340          0.14762
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            17            0.13093          0.17517          0.07753           0.08838          0.12008          0.15847
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            18            0.13593          0.18435          0.08004           0.09255          0.12509          0.16598
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            19            0.13927          0.19020          0.08254           0.09505          0.12759          0.17183
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            20            0.14011          0.19354          0.08421           0.09755          0.12926          0.17433
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            21            0.13844          0.19354          0.08587           0.09922          0.12759          0.17517
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            22            0.13593          0.19020          0.08671           0.10172          0.12592          0.17266
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            23            0.13260          0.18686          0.08838           0.10423          0.12342          0.17016
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            24            0.12926          0.18185          0.09004           0.10673          0.12175          0.16682
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            25            0.12509          0.17600          0.09171           0.10923          0.11841          0.16265
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            26            0.12258          0.17266          0.09422           0.11340          0.11674          0.16098
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            27            0.12091          0.17099          0.09588           0.11674          0.11591          0.16014
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            28            0.12008          0.17099          0.09839           0.12091          0.11591          0.16098
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            29            0.12008          0.17350          0.10172           0.12592          0.11674          0.16432
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            30            0.12091          0.17767          0.10423           0.13176          0.11758          0.16849
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            31            0.12342          0.18352          0.10756           0.13677          0.12008          0.17433
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            32            0.12675          0.19103          0.11090           0.14261          0.12342          0.18185
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            33            0.13176          0.20106          0.11507           0.15012          0.12842          0.19103
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            34            0.13760          0.21275          0.12008           0.15847          0.13427          0.20189
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            35            0.14428          0.22695          0.12592           0.16765          0.14094          0.21525
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            36            0.15179          0.24366          0.13427           0.18185          0.14845          0.23113
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            37            0.16181          0.26455          0.14428           0.19855          0.15847          0.25118
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            38            0.17266          0.28796          0.15513           0.21776          0.16932          0.27375
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            39            0.18435          0.31471          0.16682           0.23865          0.18101          0.29966
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            40            0.19855          0.34566          0.18101           0.26372          0.19521          0.32893
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            41            0.21358          0.37912          0.19604           0.29046          0.21024          0.36155
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            42            0.22946          0.41595          0.21108           0.31722          0.22611          0.39586
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            43            0.24700          0.45614          0.22611           0.34398          0.24282          0.43353
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            44            0.26622          0.50054          0.24115           0.37076          0.26121          0.47457
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            45            0.28796          0.54748          0.25787           0.39921          0.28210          0.51814
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            46            0.31137          0.59612          0.27542           0.42851          0.30384          0.56257
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            47            0.33646          0.64898          0.29464           0.45866          0.32809          0.61038
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            48            0.36406          0.70607          0.31471           0.49133          0.35402          0.66325
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            49            0.39419          0.76824          0.33729           0.52736          0.38247          0.71951
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            50            0.42851          0.83718          0.36239           0.56592          0.41511          0.78253
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            51            0.46787          0.91543          0.39000           0.60702          0.45196          0.85316
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------

       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
                           Male             Male             Female           Female           Unisex           Unisex
         Attained     No Tobacco Use    Tobacco User     No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            52            0.51311          1.00386          0.42181           0.65401          0.49468          0.93311
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            53            0.56509          1.10418          0.45698           0.70607          0.54329          1.02324
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            54            0.62296          1.21391          0.49300           0.75899          0.59696          1.12105
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            55            0.68759          1.33137          0.53155           0.81363          0.65653          1.22488
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            56            0.75815          1.45577          0.57012           0.86746          0.72035          1.33391
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            57            0.83297          1.58711          0.60786           0.91795          0.78757          1.44815
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            58            0.91627          1.72545          0.64562           0.96763          0.86157          1.56676
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            59            1.00976          1.87420          0.68843           1.02071          0.94405          1.69403
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            60            1.11430          2.04024          0.73883           1.08394          1.03757          1.83678
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            61            1.23080          2.22793          0.80102           1.16325          1.14299          1.99934
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            62            1.36520          2.43998          0.87840           1.26544          1.26544          2.18524
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            63            1.51760          2.67741          0.97353           1.38974          1.40497          2.39462
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            64            1.68724          2.93784          1.08057           1.52862          1.56083          2.62421
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            65            1.87335          3.21456          1.19617           1.67535          1.73224          2.86729
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            66            2.07519          3.50512          1.31615           1.82487          1.91589          3.12050
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            67            2.29201          3.80705          1.43883           1.96953          2.11100          3.37962
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            68            2.52819          4.12480          1.56592           2.11612          2.32278          3.64902
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            69            2.79077          4.47081          1.70761           2.27577          2.55733          3.94098
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            70            3.08860          4.85419          1.87420           2.46481          2.82343          4.26532
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            71            3.42980          5.28689          2.07775           2.70488          3.13085          4.63554
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            72            3.82530          5.77849          2.32791           2.99984          3.49040          5.06103
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            73            4.27493          6.32638          2.62850           3.35194          3.90095          5.53811
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            74            4.77159          6.93068          2.97572           3.75492          4.35708          6.06583
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            75            5.30544          7.58072          3.36491           4.19722          4.84979          6.63341
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            76            5.87269          8.25008          3.78793           4.66976          5.37438          7.21630
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            77            6.46947          8.92720          4.24349           5.16595          5.92694          7.80753
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            78            7.09996          9.61687          4.73909           5.69327          6.51244          8.40997
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            79            7.78482         10.34362          5.29130           6.27100          7.15045          9.04869
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            80            8.54724         11.13283          5.92338           6.92258          7.86386          9.74764
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            81            9.40951         12.00894          6.65582           7.66774          8.67463         10.53068
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            82           10.39222         12.98985          7.50735           8.52252          9.60297         11.41509
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            83           11.49455         14.06239          8.47766           9.51961         10.64779         12.40384
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            84           12.69876         15.19328          9.55943          10.61311         11.79409         13.46162
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            85           13.98063         16.34562          10.74440         11.78935         13.02257         14.56335
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            86           15.32651         17.49176          12.02798         13.04182         14.32180         15.69269
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            87           16.71801         18.68356          13.41230         14.36087         15.68277         16.87966
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            88           18.15089         19.94244          14.90282         15.75618         17.10607         18.14273
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            89           19.64755         21.21198          16.51661         17.23007         18.61283         19.45082
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            90           21.23308         22.51167          18.27329         18.89300         20.23100         20.86977
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            91           22.94951         23.88390          20.22265         20.71856         22.00462         22.41430
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            92           24.87000         25.50217          22.45281         22.78829         24.01446         24.21830
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            93           27.20133         27.62219          25.14857         25.28211         26.46176         26.49647
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            94           30.42888         30.59762          28.73602         28.73602         29.81058         29.68976
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            95           35.49222         35.49222          34.15815         34.15815         34.99881         34.83496
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            96           44.51508         44.51508          43.54279         43.54279         44.15279         44.03236
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            97           62.83141         62.83141          62.19405         62.19405         62.59184         62.51383
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            98           83.33333         83.33333          83.33333         83.33333         83.33333         83.33333
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            99           83.33333         83.33333          83.33333         83.33333         83.33333         83.33333
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------

------------------------------------------------------------------------------------------------------------------------------------
We base the  guaranteed  maximum cost of  insurance  charges on the sex  distinct  1980  Commissioners  Standard  Ordinary  Ultimate
Mortality  Smoker/Non-Smoker  Table,  age last birthday unless unisex charges apply. If unisex charges apply, a unisex  variation of that table is used.  The  amounts  shown are per $1,000 of Net Amount at Risk.  The  guaranteed  maximum  cost of  insurance  charge depends on the tobacco  usage class and risk class of each  Insured.  The charges  shown above are  applicable  for  Insureds in the preferred risk class. The guaranteed  maximum cost of insurance  charges for other risk classes are available upon request.  Charges for  substandard  risk  classes  are based on a multiple  of the table  rates.  Cost of  insurance  charges for joint life cases are determined  using a standard  insurance  industry  method  used to derive the  applicable  charge  based on the  applicable  cost of insurance charge for both Insureds.
------------------------------------------------------------------------------------------------------------------------------------

                                                             APPENDIX C
                                              CURRENT MONTHLY COST OF INSURANCE RATES
                                                 (per $1,000 of Net Amount at Risk)

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
         Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             0            0.08329          0.08329           0.04935          0.04935          0.07820          0.07820
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             1            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             2            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             3            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             4            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             5            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             6            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             7            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             8            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             9            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            10            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            11            0.03181          0.03181           0.02044          0.02044          0.03010          0.03010
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            12            0.03575          0.03575           0.02119          0.02119          0.03356          0.03356
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            13            0.03969          0.03969           0.02195          0.02195          0.03703          0.03703
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            14            0.04363          0.04363           0.02270          0.02270          0.04049          0.04049
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            15            0.04757          0.04757           0.02345          0.02345          0.04395          0.04395
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            16            0.05017          0.08451           0.02350          0.03350          0.04600          0.07701
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            17            0.05034          0.08484           0.02367          0.03367          0.04617          0.07734
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            18            0.05050          0.08517           0.02383          0.03383          0.04634          0.07767
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            19            0.05067          0.08551           0.02400          0.03400          0.04650          0.07801
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            20            0.05084          0.08584           0.02417          0.03417          0.04667          0.07809
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            21            0.05100          0.08634           0.02417          0.03750          0.04684          0.07901
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            22            0.05117          0.08684           0.02417          0.04087          0.04700          0.07994
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            23            0.05134          0.08734           0.02417          0.04427          0.04717          0.08088
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            24            0.05150          0.08784           0.02417          0.04771          0.04734          0.08182
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            25            0.05167          0.08834           0.02417          0.05119          0.04750          0.08277
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            26            0.05217          0.08917           0.02433          0.05491          0.04800          0.08403
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            27            0.05267          0.09001           0.02450          0.05869          0.04850          0.08531
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            28            0.05317          0.09084           0.02467          0.06253          0.04900          0.08659
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            29            0.05367          0.09168           0.02483          0.06643          0.04950          0.08789
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            30            0.05417          0.09251           0.02500          0.07039          0.05000          0.08919
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            31            0.05467          0.09351           0.02600          0.07255          0.05050          0.09037
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            32            0.05517          0.09451           0.02700          0.07580          0.05100          0.09170
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            33            0.05567          0.09551           0.02800          0.08002          0.05150          0.09319
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            34            0.05617          0.09651           0.02900          0.08472          0.05200          0.09474
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            35            0.05667          0.09751           0.03000          0.08971          0.05250          0.09640
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            36            0.06017          0.10718           0.03250          0.09619          0.05584          0.10553
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            37            0.06367          0.11685           0.03500          0.10338          0.05917          0.11483
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            38            0.06717          0.12652           0.03750          0.11115          0.06250          0.12421
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            39            0.07067          0.13619           0.04000          0.11910          0.06584          0.13363
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            40            0.07417          0.14585           0.04250          0.12814          0.06917          0.14319
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            41            0.08051          0.16619           0.04700          0.13789          0.07534          0.16194
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            42            0.08684          0.18653           0.05150          0.14843          0.08151          0.18082
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            43            0.09318          0.20688           0.05600          0.16048          0.08767          0.19992
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            44            0.09951          0.22722           0.06050          0.17461          0.09384          0.21933
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            45            0.10584          0.24756           0.06500          0.19182          0.10001          0.23920
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            46            0.11568          0.27458           0.07101          0.21178          0.10918          0.26516
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            47            0.12552          0.30159           0.07701          0.23371          0.11835          0.29141
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            48            0.13535          0.32861           0.08301          0.25676          0.12752          0.31783
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            49            0.14519          0.35563           0.08901          0.27930          0.13669          0.34418
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            50            0.15502          0.38265           0.09501          0.29938          0.14585          0.37016
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            51            0.17036          0.41984           0.10418          0.31666          0.16036          0.40436
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
         Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            52            0.18570          0.45704           0.11335          0.33353          0.17486          0.43851
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            53            0.20104          0.49424           0.12252          0.35116          0.18937          0.47278
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            54            0.21638          0.53145           0.13168          0.36982          0.20387          0.50721
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            55            0.23172          0.56866           0.14085          0.39220          0.21838          0.54219
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            56            0.25140          0.60837           0.15019          0.41878          0.23656          0.57993
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            57            0.27107          0.64809           0.15953          0.44870          0.25473          0.61818
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            58            0.29075          0.69575           0.16886          0.48228          0.27291          0.66373
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            59            0.31043          0.75966           0.17820          0.52028          0.29108          0.72376
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            60            0.33011          0.82741           0.18754          0.56414          0.30926          0.78792
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            61            0.35880          0.90104           0.20404          0.61409          0.33611          0.85800
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            62            0.38748          0.98237           0.22055          0.67013          0.36297          0.93553
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            63            0.41617          1.06990           0.23706          0.72843          0.38982          1.01868
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            64            0.44486          1.15596           0.25356          0.78251          0.41667          1.09994
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            65            0.47356          1.22896           0.27007          0.82852          0.44353          1.16890
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            66            0.53712          1.28389           0.30776          0.86689          0.50309          1.22134
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            67            0.60069          1.32720           0.34545          0.89860          0.56265          1.26291
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            68            0.66427          1.37959           0.38315          0.92777          0.62222          1.31182
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            69            0.72786          1.46845           0.42084          0.95396          0.68180          1.39127
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            70            0.79146          1.61383           0.45854          0.97549          0.74138          1.51808
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            71            0.92018          1.82380           0.53595          0.99425          0.86241          1.69937
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            72            1.04893          2.08994           0.61338          1.01042          0.98347          1.92801
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            73            1.17772          2.38466           0.69081          1.03038          1.10455          2.18152
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            74            1.30654          2.67450           0.76826          1.08284          1.22567          2.43575
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            75            1.43539          2.93053           0.84571          1.18724          1.34681          2.66904
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            76            1.71862          3.14075           1.10171          1.44041          1.62597          2.88570
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            77            2.00200          3.32730           1.35784          1.69370          1.90529          3.08226
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            78            2.28555          3.53886           1.61410          1.94712          2.18476          3.30010
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            79            2.56925          3.84085           1.87049          2.20067          2.46439          3.59483
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            80            2.85312          4.30482           2.12701          2.45434          2.74418          4.02724
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            81            3.37418          4.98954           2.50727          2.90911          3.24416          4.67747
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            82            3.89578          5.89139           2.88782          3.36428          3.74464          5.51233
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            83            4.41793          6.91487           3.26865          3.81987          4.24562          6.45062
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            84            4.94062          7.94916           3.64977          4.27587          4.74710          7.39816
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            85            5.46386          8.97971           4.03119          4.73229          5.24908          8.34260
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            86            6.12225          10.10167          4.57736          5.16454          5.89049          9.36110
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            87            6.78151          11.46630          5.12412          5.59715          6.53273         10.58593
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            88            7.44164          13.13249          5.67148          6.03014          7.17579         12.06713
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            89            8.10262          15.00829          6.21944          6.94127          7.81967         13.79823
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            90            8.76448          16.99242          6.76800          8.80147          8.46438         15.76378
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            91            9.46270          19.01479          7.39512         11.00033          9.15200         17.81262
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            92           10.16189          21.12966          8.02302         13.32007          9.84056         19.95822
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            93           10.86205          23.38870          8.65171         15.59701         10.53006         22.21995
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            94           11.56318          25.75114          9.28118         17.94584         11.22050         24.58035
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            95           12.26528          28.62037          9.91144         20.78254         11.91189         27.44470
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            96           12.89876          33.24996         10.51321         25.06673         12.54048         32.02248
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            97           13.53303          42.99453         11.11570         33.64905         13.16986         41.59270
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            98           14.16810          53.37136         11.71891         43.33980         13.80001         51.86662
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            99           14.80396          65.42885         12.32284         55.71934         14.43096         63.97242
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

------------------------------------------------------------------------------------------------------------------------------------
The amounts  shown above are current  rates per $1,000 of Net Amount at Risk as of the date of this  Prospectus.  To  determine  the current  monthly cost of insurance  charge we multiply  these rates by the Net Amount at Risk. To that  product,  we add the current cost of insurance fee. The charges shown above are applicable  for Insureds in the preferred  risk class.  The current  monthly cost of  insurance  charges  for other risk  classes are  available  upon  request.  Cost of  insurance  charges for joint life cases are determined  using a standard  insurance  industry  method  used to derive the  applicable  charge  based on the  applicable  cost of insurance  charge for both  Insureds.  Current  monthly  cost of  insurance  rates for  specific  proposed  joint  Insureds are also available on request.
------------------------------------------------------------------------------------------------------------------------------------

                                                             APPENDIX D
                            DESCRIPTION OF THE CALCULATION OF CURRENT MONTHLY COST OF INSURANCE CHARGES

We determine the current monthly cost of insurance  rate, the currently  monthly cost of insurance fee and any  underwriting  factor as follows:

1.    Current monthly cost of insurance rate:  The rate depends on a number of factors, as follows.

|X|   For Policies with One Insured:  The rates depend on the tobacco usage class and risk class of the Insured(s), the Age and, where permissible, gender of the Insured.

|X|   For Policies with Two Insureds:  The rates depend on the individual current monthly cost of insurance rates for each Insured.

2.    Current monthly cost of insurance fee: The cost of insurance fee is calculated using a "constant", currently $12.00.

3.    Underwriting factor: We reserve the right to multiply the current cost of insurance rate by an underwriting factor.  The underwriting factor for Policies that are fully underwritten would be one, which results in no change to the rate.

The following is an example of how we calculate the monthly cost of insurance deduction.  Assume for this example that:  (1) the
Policy is issued using Death Benefit Option A with a Specified Amount of $80,000; (2) on the applicable Monthly Processing Day, the Death Benefit equals the Specified Amount; (3) the then current Account Value is $10,000; (4) there is one male Insured, who is currently Age 55 (gender specific cost of insurance rates are used); and (5) the Insured is in the "no tobacco usage" class and is in the preferred risk class.

|X|   We look up the current monthly cost of insurance rate for the Insured.  As of the date of this Prospectus, the current monthly cost of insurance rate for a 55 year old male nonsmoker Insured is  $.23172 per thousand of Net Amount at
              Risk.

|X|   If applicable, we multiply the rate shown in (a) times the applicable current underwriting factor.

|X|   We multiply (a), or, if applicable, the result of (b), times the Net Amount at Risk*.  The result is 16.16.

|X|   We add the current "constant" of $12.00 to (c), resulting in $28.16.

|X|   We look up the contractually guaranteed maximum monthly cost of insurance charge for the Insured.  In this case, we look up the charge for a 55 year old male in the "no tobacco usage" class and the preferred risk class.  That charge is
              .68759 per $1,000 Net Amount at Risk.

|X|   We multiply the rate shown in (e) times the Net Amount at Risk*.  The result is 47.95.

|X|   We compare the result in (d) and (f).  The lower of the two amounts is the current monthly cost of insurance for the
              Insured.  In this example, the current cost of insurance is, therefore, $28.16.

*    We determine the Net Amount at Risk for purposes of determining cost of insurance charges by subtracting the Account Value from the Death Benefit discounted to the beginning of the Policy Month at the rate of 4% per year.  In this example, the
     Amount at Risk is $69,739.

                                                             APPENDIX E
                                 MAXIMUM ANNUAL ASSESSABLE PREMIUMS PER $1,000 OF SPECIFIED AMOUNT

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
           Issue      No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             0              N/A             15.27              N/A             12.22             N/A             14.67
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             1              N/A             15.48              N/A             12.42             N/A             14.88
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             2              N/A             15.94              N/A             12.79             N/A             15.33
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             3              N/A             16.44              N/A             13.19             N/A             15.80
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             4              N/A             16.95              N/A             13.60             N/A             16.30
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             5              N/A             17.50              N/A             14.03             N/A             16.82
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             6              N/A             18.07              N/A             14.48             N/A             17.37
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             7              N/A             18.67              N/A             14.95             N/A             17.95
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             8              N/A             19.31              N/A             15.45             N/A             18.56
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             9              N/A             19.98              N/A             15.97             N/A             19.20
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            10              N/A             20.68              N/A             16.51             N/A             19.87
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            11              N/A             21.41              N/A             17.07             N/A             20.56
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            12              N/A             22.17              N/A             17.66             N/A             21.29
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            13              N/A             22.94              N/A             18.26             N/A             22.03
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            14              N/A             23.73              N/A             18.89             N/A             22.78
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            15              N/A             24.53              N/A             19.53             N/A             23.55
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            16             20.48            25.33             17.75            20.19            19.94            24.32
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            17             21.09            26.09             18.33            20.86            20.55            25.06
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            18             21.72            26.85             18.94            21.55            21.17            25.81
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            19             22.36            27.63             19.56            22.26            21.81            26.58
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            20             23.03            28.44             20.21            23.00            22.47            27.36
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            21             23.72            29.26             20.87            23.76            23.15            28.18
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            22             24.44            30.13             21.57            24.55            23.87            29.03
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            23             25.19            31.03             22.29            25.37            24.61            29.91
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            24             25.98            31.98             23.03            26.22            25.40            30.84
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            25             26.81            32.98             23.81            27.10            26.21            31.82
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            26             27.68            34.03             24.62            28.02            27.07            32.84
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            27             28.60            35.13             25.45            28.96            27.97            33.91
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            28             29.55            36.28             26.32            29.94            28.91            35.03
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            29             30.55            37.49             27.21            30.96            29.88            36.20
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            30             31.59            38.74             28.14            32.01            30.90            37.41
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            31             32.67            40.05             29.11            33.10            31.96            38.67
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            32             33.79            41.40             30.11            34.22            33.06            39.98
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            33             34.96            42.81             31.15            35.39            34.20            41.33
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            34             36.17            44.26             32.23            36.60            35.39            42.74
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            35             37.43            45.77             33.34            37.84            36.61            44.19
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            36             38.73            47.32             34.50            39.14            37.88            45.69
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            37             40.07            48.93             35.69            40.47            39.20            47.24
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            38             41.46            50.58             36.92            41.83            40.55            48.84
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            39             42.89            52.28             38.18            43.23            41.95            50.48
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            40             44.38            54.03             39.49            44.67            43.40            52.16
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            41             45.90            55.83             40.83            46.13            44.89            53.89
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            42             47.48            57.66             42.20            47.62            46.42            55.66
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            43             49.10            59.55             43.62            49.15            48.00            57.47
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            44             50.78            61.48             45.07            50.70            49.63            59.32
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            45             52.50            63.45             46.57            52.29            51.32            61.21
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            46             54.28            65.47             48.12            53.93            53.05            63.14
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            47             56.11            67.54             49.71            55.60            54.83            65.13
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            48             58.00            69.66             51.35            57.31            56.67            67.17
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            49             59.96            71.85             53.04            59.08            58.57            69.26
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            50             61.97            74.09             54.79            60.88            60.53            71.41
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            51             64.05            76.41             56.58            62.74            62.55            73.61
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            52             66.19            78.78             58.43            64.64            64.63            75.88
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
           Issue      No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            53             68.39            81.21             60.32            66.57            66.77            78.19
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            54             70.66            83.69             62.26            68.55            68.96            80.55
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            55             72.99            86.22             64.25            70.56            71.22            82.95
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            56             75.38            88.80             66.30            72.61            73.54            85.40
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            57             77.84            91.45             68.40            74.72            75.92            87.90
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            58             80.38            94.16             70.58            76.90            78.38            90.47
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            59             83.00            96.97             72.84            79.18            80.91            93.13
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            60             85.70            99.88             75.20            81.56            83.54            95.88
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            61             88.50            102.91            77.66            84.05            86.26            98.74
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            62             91.40            106.03            80.21            86.65            89.07           101.70
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            63             94.38            109.25            82.85            89.33            91.96           104.73
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            64             97.46            112.56            85.55            92.06            94.95           107.83
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            65            100.63            115.93            88.32            94.84            98.01           110.99
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            66            103.90            119.40            91.15            97.66           101.17           114.21
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            67            107.30            122.98            94.07           100.57           104.43           117.53
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            68            110.85            126.72            97.12           103.62           107.84           120.98
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            69            114.60            130.67           100.34           106.85           111.43           124.62
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            70            118.55            134.87           103.76           110.32           115.22           128.48
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            71            122.74            139.33           107.40           114.06           119.24           132.59
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            72            127.16            144.06           111.27           118.05           123.48           136.93
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            73            131.80            149.01           115.36           122.26           127.92           141.47
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            74            136.63            154.15           119.65           126.66           132.55           146.18
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            75            141.64            156.53           124.15           131.24           137.35           151.01
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            76            146.86            156.00           128.86           136.01           142.36           155.77
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            77            149.50            155.48           133.84           141.01           147.63           154.88
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            78            148.62            155.07           139.18           146.34           148.31           154.06
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            79            147.95            154.86           143.80           146.45           147.44           153.38
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            80            147.53            154.81           142.69           145.54           146.79           152.84
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

------------------------------------------------------------------------------------------------------------------------------------
The Maximum Annual  Assessable  Premium  depends on the Age,  tobacco usage class,  risk class and, where  permitted,  gender of the
Insured.  The amounts shown above are  applicable for Insureds in the preferred risk class.  The Maximum Annual  Assessable  Premium for Insureds in a substandard risk class are higher than for Insureds in a preferred risk class.
------------------------------------------------------------------------------------------------------------------------------------

                                                             APPENDIX F
                                       HYPOTHETICAL ILLUSTRATION OF ACCELERATED DEATH BENEFIT

The following are  hypothetical  illustrations  of the impact of payments  made to the Insured under the  accelerated  death benefit provision of the Policy.  The first  hypothetical  illustration  assumes the Insured is a female,  age 45 as of the Policy Date. The second  hypothetical  illustration  assumes the Insured is a male,  age 65 as of the Policy Date.  The following  other  assumptions apply to both hypothetical illustrations:

1.    Premiums of  $5,000 per year were paid as of the first day of each Policy Year, and the premium tax charged on each Premium was 1.75%.  DAC tax also was charged in relation to each Premium.

         2.       Each Policy was issued in the no tobacco usage class and preferred risk class.  Cost of insurance rates differ by gender and there is no change to the current cost of insurance rates during the period covered by the example.

         3.       The Death Benefit Option in effect throughout the life of the Policy is Option A.

         4.       The Specified Amount is $100,000 and has remained constant since the Policy Date.

         5.       The provision is exercised as of the day preceding the 10th Policy Anniversary.

         6.       The investment options in which Account Value was allocated have grown on a constant basis since the Policy Date at an annualized rate of 8% per year.

         7.       There have been no loans or loan repayments and no amounts have been withdrawn.

         8.       50% of the maximum available amount is taken pursuant to the accelerated death benefit provision.

9.    The 12-month interest rate discount used in the calculation of the benefit assumes interest at 6% per year, compounded yearly.

                                                                  ------------------------- -------------------------
                                                                       Female Age 45              Male Age 65
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Account Value Before the Accelerated Death Benefit is            $62,103                   $54,697
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Cash Value Before the Accelerated Death Benefit is Paid          $61,638                   $54,197
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Maximum Amount Available For a Loan Before the                   $55,474                   $48,777
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Specified Amount Before the Accelerated Death Benefit            $100,000                  $100,000
         is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Minimum Required Death Benefit Before the Accelerated            $155,517                  $74,430
         Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Guaranteed Minimum Death Benefit Before the                      $59,267                   $52,795
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Death Benefit Before the Accelerated Death Benefit is            $155,517                  $100,000
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Maximum Amount Available as the Accelerated Death                $77,759                   $50,000
         Benefit
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Amount of Accelerated Death Benefit                              $38,879                   $25,000
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Amount Paid as the Accelerated  Death Benefit                    $36,679                   $23,585
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Account Value After the Accelerated Death Benefit is             $46,577                   $41,023
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Cash Value After the Accelerated Death Benefit is Paid           $46,229                   $40,648
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Maximum Amount Available For a Loan After the                    $41,606                   $36,583
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Specified Amount After the Accelerated Death Benefit             $75,000                   $75,000
         is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Minimum Required Death Benefit After the Accelerated             $116,637                  $55,822
         Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Guaranteed Minimum Death Benefit After the Accelerated           $44,450                   $39,596
         Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------

                                       APPENDIX G - SALE OF CONTRACTS TO NEW JERSEY RESIDENTS

------------------------------------------------------------------------------------------------------------------------------------
The State of New Jersey  requires  that  certain  provisions  of the Policy be modified  in  accordance  with state law.  Below is a description of certain policy provisions that are modified when the Policy is sold to New Jersey residents.
------------------------------------------------------------------------------------------------------------------------------------

DEFINITIONS
The definition of Cash Value is the Account Value less any contingent deferred sales charge and less any Debt.

BENEFITS AT THE INSURED'S DEATH [Paragraph 2]
The Death  Proceeds  will  include  any  monthly  amount  deducted  during the period  between  the date of death and the date Death
Proceeds become payable to the Beneficiary.

CASH VALUE CREDITS [Paragraph 15]

1.    To  qualify  for Cash  Value  Credits as of any Policy  Anniversary,  the Cash Value of your  Policy  must equal or exceed the
     Premiums you have paid as of the Policy Anniversary date you qualify plus $50,000.

2.    If you surrender your Policy or the Death Benefit  becomes payable and, on the date that we process the surrender or calculate the Death  Proceeds,  your Cash Value  equals or exceeds the Cash Value  Trigger,  we will add a pro rata portion of the amount that would have been payable as a Cash Value Credit based on the portion of the Policy Year that has elapsed.

For  example,  assume you have made  Premium  payments  equal to $50,000 and your Cash Value is  $110,000.  Further  assume that you decide to  surrender  the Policy in Policy Year 6 when the  Contingent  Deferred  Sales Charge is equal to 5%. The Cash Value of the
Policy would be $107,500  ($110,000  minus $2,500 for the Contingent  Deferred Sales Charge).  Since the Cash Value of the Policy is
greater than Premium plus $50,000,  the Policy would  qualify for a pro rata portion of the Cash Value  Credit.  Assuming the Policy was  surrendered  exactly in the middle of Policy Year 6, on  surrender  your Cash Value would be  increased by the pro rata portion
(1/2) of 0.50% multiplied by the Cash Value of the Policy.

KEEPING THE POLICY IN FORCE [Paragraph 64]
The guaranteed continuation provision described in Paragraph 64 and elsewhere in the Prospectus does not apply.

LOANS [Paragraph 71]
The minimum amount you may borrow from the Policy is $500.00.

ACCELERATED DEATH BENEFIT [Paragraph 87]
The Owner may elect to receive the Accelerated  Death Benefit if the Insured became  terminally ill prior to or after the Issue Date of the Policy or as a result of an accident that occurred prior to or after the Issue Date of the Policy.

MEDICALLY-RELATED WAIVER
The Medically-Related Waiver provision described in Paragraphs 89-92 and elsewhere in the Prospectus does not apply.

APPENDIX F - HYPOTHETICAL ILLUSTRATION OF ACCELERATED DEATH BENEFIT
You may request a personalized illustration showing how exercise of the Accelerated Death Benefit will affect values under your
Policy.

                ADDITIONAL INFORMATION: Inquiries will be answered by calling your representative or by writing to:

                                             AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                 at

                                                            P.O. Box 883
                                                     Shelton, Connecticut 06484

                                                                 or

                                                 customerservice@americanskandia.com

Issued by:                                                                                                     Serviced at:

AMERICAN SKANDIA LIFE                                                                                 AMERICAN SKANDIA LIFE
ASSURANCE CORPORATION                                                                                 ASSURANCE CORPORATION
One Corporate Drive                                                                                            P.O. Box 883
Shelton, Connecticut 06484                                                                       Shelton, Connecticut 06484
Telephone: 1-800-752-6342                                                                         Telephone: 1-800-752-6342
http://www.americanskandia.com                                                               http://www.americanskandia.com

                                                          Distributed by:

                                              AMERICAN SKANDIA MARKETING, INCORPORATED
                                                        One Corporate Drive
                                                     Shelton, Connecticut 06484
                                                      Telephone: 203-926-1888
                                                   http://www.americanskandia.com

                                            PART II - OTHER INFORMATION

                                        CONTENTS OF REGISTRATION STATEMENT

         This registration statement comprises the following papers and documents:

         The facing sheet.

         The prospectus consisting of ___ pages.

         Representations and Undertakings.

         The signatures.

         Written consents of the following persons:

         Counsel Consent            FILED HEREWITH

         Ernst & Young LLP          FILED HEREWITH

         Corporate Actuary Consent  FILED HEREWITH

         The following exhibits which correspond to those required by paragraph A of the instructions for exhibits to Form N-8B-2:

         1.       A.       (1)      Resolution of the Board of Directors of the Company are incorporated by reference to Registration Statement No. 333-38119 filed via EDGAR October
                                    17, 1997.

                           (2)      Not applicable.

                           (3)      Distributing contracts:
                                    (a)     Principal Underwriting Agreement incorporated by reference to Registration Statement No. 333-38119 filed via EDGAR October 17,
                                            1997.
                                    (b)     Form of Revised Dealer Agreement being filed via EDGAR
                                            with Post-Effective Amendment No. 7 to Registration
                                            Statement No. 33-87010 on April 24, 1998.
                                    (c)     Not applicable.

                           (4)      Not applicable.

                           (5)      Form of Flexible Premium Variable Life Insurance Policy
(a)      Single Life Version incorporated by reference to Registration
                                            Statement No. 333-58703 filed via EDGAR November 17, 1998.
(b)      Last Survivor Version incorporated by reference to
                                            Registration Statement No. 333-58703 filed via EDGAR November 17,
                                            1998.

                           (6)      Articles of Incorporation and By-laws of American Skandia Life Assurance
                                    Corporation, incorporated by reference to Post-Effective Amendment No. 6 to
                                    Registration Statement No. 33-87010, filed VIA EDGAR on March 2, 1998.

                           (7)      Not applicable.

                           (8)      Not applicable.

                           (9)      Other material contracts.          Not applicable

(10)     Form of Application for Flexible Premium Variable Life Insurance Policy.  Filed via EDGAR with
                                    Pre-Effective Amendment No. 2 to this Registration Statement No. 333-58703, filed January 4, 1999.

                           (11)     Memorandum describing transfer and redemption procedures is incorporated by reference to Registration Statement No. 333-58703 filed via EDGAR July 8, 1998.

                           (12)     Hypothetical Illustrations of Death Benefits, Account Values and
                                    Cash Values.                       FILED HEREWITH

         2.       Opinion and Consent of Counsel                       FILED HEREWITH

         3.       No financial statements are to be omitted from the prospectus pursuant to instruction 1(b) or
                  1(c) of the instructions as to the prospectus.

         4.       Not applicable.

         5.       Financial Data Schedules.

         6.       Not applicable.

         7.       Opinion and Consent of certifying actuary            FILED HEREWITH

         8.       Opinion and Consent of Ernst & Young LLP             FILED HEREWITH

         9.       Power of Attorney

                  Directors  Abram,   Boronow,   Campbell,   Chan,  Collins,   Dokken,   Kennedy,
                  Mazzaferro,   Moberg,  Thwaites,  Tracy,  Ullman  and  Winson  incorporated  by reference to  Post-Effective  Amendment  No. 1 to  Registration  Statement  No.
                  333-53596, filed January 18, 2001.

                                            UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                      RULE 484 UNDERTAKING ON INDEMNIFICATION

Article XIII of the By-laws of American Skandia Life Assurance Corporation, a Connecticut corporation, (the
"Corporation") provides for indemnification of its officers, directors, and employees as follows:

SECTION 1.                 Proceedings Other Than by or in the Right of the Corporation.
                           ------------------------------------------------------------

The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigate (other than an action by or in the right of the Corporation) by reason of the fact that he, or the person whose representative he is, is or was a shareholder, director, officer, employee or agent of the
Corporation, or is or was serving solely at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines, penalties, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if the person is successful on the merits in the defense of the proceeding or as provided in Section 3 hereof, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, the person had no reasonable cause to believe his conduct was unlawful or if upon application to the court as provided in Section 5 hereof, the court shall have determined that in view of all the circumstances such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine; except that, in connection with an alleged claim based upon his purchase or sale of securities of the Corporation or of another enterprise, which he serves or served at the request of the
Corporation, the Corporation shall only indemnify such person after the court shall have determined, on application as provided in Section 5 hereof, that in view of all the circumstances such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine.  The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation or of the participants and beneficiaries of such employee benefit plan or trust and consistent with the provisions of such employee benefit plan or trust, or, with respect to any criminal action or proceeding, that he had reasonable cause to believe that his conduct was unlawful.

SECTION 2.                 Proceedings by or in the Right of the Corporation.
                           -------------------------------------------------

The Corporation shall indemnify any person who was or is a party or threatened to be made a party to any threatened, pending or completed action, suit or proceeding, by or in the right of the Corporation, to procure a judgment in its favor by reason of the fact that he, or the person whose legal representative he is, is or was a shareholder, director, officer, employee or agent of the Corporation, or is or was serving solely at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or enterprise, against expenses (including attorney fees) actually and reasonably incurred by him in connection with such proceeding in relation to matters as to which such person, or the person whose legal representative his is, is finally adjudged not to have breached his duty to the Corporation, or where the court, on application as provided in Section 6 hereof, shall have determined that in view or all the circumstances such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine.  The Corporation shall not so indemnify any such person for amounts paid to the Corporation, to a plaintiff or to counsel for a plaintiff in settling or otherwise disposing of a proceeding, with or without court approval; or for expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval.

SECTION 3.                 Determination of Right of Indemnification.
                           -----------------------------------------

The conclusion provided for in Section 1 hereof may be reached by any of the following:  (1) The Board of
Directors of the Corporation by a consent in writing signed by a majority of those directors who were not parties to such proceeding; (2) independent legal counsel selected by a consent in writing signed by a majority of those directors who were not parties to such proceeding; (3) in the case of any employee or agent who is not an officer or director of the Corporation, the Corporation's general counsel; or (4) the shareholders of the Corporation by the affirmative vote of at least a majority of the voting power of shares not owned by parties to such proceeding, represented at an annual or special meeting of shareholders, duly called with notice of such purpose stated.  Such person shall also be entitled to apply to a court for such conclusion, upon application as provided in Section 5 hereof, even though the conclusion reached by any of the foregoing shall have been adverse to him or to the person whose legal representative he is.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                          REPRESENTATION AND UNDERTAKING

The Registrant and the Company hereby make the following representations and undertakings:

(a)    This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the
"Act"). The Registrant and the Company elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the Policies described in the prospectus.  The Policies are designed in such a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b)    The Company is relying on Paragraph (b)(13)(iii)(F) of Rule 6e-3(T) for the deduction of the mortality and expense risk charges ("risk charges")assumed by the Company under the Policies.  The Company represents that the risk charges are reasonable in relation to all of the risks assumed by the issuer under the Policies. (Paragraph
(b)(13)(iii)(F)(2)(ii)). Actuarial memoranda demonstrating the reasonableness of these charges are maintained by the Company, and will be made available to the Securities and Exchange Commission (the "Commission") on request.
(Paragraph (b)(13)(iii)(F)(3).

(c)    The Company has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.
(Paragraph (b)(13)(iii)(F)(4)(ii)(A).

(d)    The Company represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses. (Paragraph
(b)(13)(iii)(F)(4)(ii)(B)(2).

(e)    Pursuant to Rule 26(e) under the Act, the Company hereby represents that the fees and charges deducted under the Policy described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                                    SIGNATURES

Pursuant to the  requirements  of the Securities  Act of 1933,  the  registrant  has duly caused this  registration statement to be signed on its behalf by the  undersigned,  thereunto duly  authorized,  and its seal to be hereunto affixed and attested, all in the City of Shelton, State of Connecticut, on the 27th day of April, 2001.

                                                     AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                     SEPARATE ACCOUNT F
                                                     (Registrant)

                                                     AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                     (Depositor)

By: /s/ Lincoln R. Collins                                   Attest: /s/ Kathleen A. Chapman
    ---------------------------------------                           ---------------------------------------
     Lincoln R. Collins, Senior Vice President                         Kathleen  A.  Chapman,  Assistant  Corporate
                                                                        Secretary

Pursuant to the  requirements of the Securities Act of 1933, this  Registration  Statement has been signed below by the following persons in the capacities and on the date indicated.

              Signature                                     Title                              Date
              ---------                                     -----                              ----
                                                (Principal Executive Officer)

           Wade A. Dokken*        President and Chief Executive Officer,                   4/27/01
           ---------------
           Wade A. Dokken           Chairman of the Board and Director

                          (Principal Financial Officer and Principal Accounting Officer)

     /s/ Thomas M. Mazzaferro            Executive Vice President and                        4/27/01
        Thomas M. Mazzaferro              Chief Financial Officer

        /s/ David R. Monroe             Senior Vice President, Treasurer                      4/27/01
           David R. Monroe               and Corporate Controller

                                               (Board of Directors)

      Patricia Abram*                                Gordon C. Boronow*                Malcolm M. Campbell*
      ---------------                                ------------------                --------------------
      Patricia Abram                                  Gordon C. Boronow                 Malcolm M. Campbell

      Wade A. Dokken*                                    Y.K. Chan*                     Lincoln R. Collins*
      ---------------                                    ----------                     -------------------
      Wade A. Dokken                                      Y.K. Chan                     Lincoln R. Collins

        Ian Kennedy*                               Thomas M. Mazzaferro*                Gunnar Moberg*
        -----------                                --------------------                 -------------
      Ian Kennedy                                  Thomas M. Mazzaferro                   Gunnar Moberg

      Christian Thwaites*                             Bayard F. Tracy*                  Deborah G. Ullman*
      -------------------                             ----------------                  ------------------
      Christian Thwaites                              Bayard F. Tracy                    Deborah G. Ullman

                                                    Brett M. Winson*
                                                    ----------------
                                                     Brett M. Winson

                                    *By:  /s/ Kathleen A. Chapman
                                          -----------------------------
                                            Kathleen A. Chapman

  *Pursuant to Powers of Attorney previously filed with Post-Effective Amendment No. 1 to Registration Statement
                                                  No. 333-53596.